Oppenheimer Portfolio Series
      Conservative Investor Fund
      Moderate Investor Fund
      Aggressive Investor Fund
      Active Allocation Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated May 31, 2006

This Statement of Additional Information ("SAI") is not a Prospectus. This document contains additional information about the Portfolios and supplements information in the
Prospectus dated May 31, 2006. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Portfolios' Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Portfolios
Additional Information About the Portfolios' Investment Policies and Risks
    The Portfolios' Investment Policies................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
    Disclosure of Portfolio Holdings...................................
How the Portfolios are Managed ........................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Portfolios...................................
Distribution and Service Plans.........................................
Payments to Fund Intermediaries........................................
Performance of the Portfolios..........................................
About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Portfolios............................
Financial Information About the Portfolios
Independent Registered Public Accounting Firms' Reports and Financial Statements

ABOUT  THE  PORTFOLIOS

Additional Information About the Portfolios' Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of each Portfolio are described in the Prospectus.  This SAI contains supplemental  information about those policies and risks and the types of securities that each Portfolio's  investment
Manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  can  select for the  Portfolio  or the
Underlying  Funds.  Additional  information is also provided  about the strategies  that the
Portfolios may use to try to achieve their objectives.

      This SAI describes  Oppenheimer  Portfolio Series (the "Fund"),  which is comprised of four different  portfolios:  Conservative  Investor Fund, Moderate Investor Fund, Aggressive
Investor  Fund and Active  Allocation  Fund  (each,  a  "Portfolio"  and  collectively,  the
"Portfolios"),  each of which is designed to achieve an allocation of assets among different asset  classes.  The Fund is a  special  type of  mutual  fund  known  as a "fund of  funds"
because it invests in other mutual funds.

      The  Portfolios'  Investment  Policies.  The  composition  of the  Portfolios  and the techniques and strategies  that the Manager may use in selecting  portfolio  securities will vary over time. The Portfolios are not required to use all of the investment  techniques and strategies  described  below in seeking their  objectives.  They may use some of the special investment techniques and strategies at some times or not at all.

      |X|...The Underlying Funds' Investment Policies. The Portfolios can invest in various
Oppenheimer funds. Each Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds, referred to as "Underlying Funds," within the parameters listed below.  The Prospectus contains a brief description of Oppenheimer Champion Income Fund ("Champion Income Fund"),
Oppenheimer Core Bond Fund ("Core Bond Fund"), Oppenheimer Capital Appreciation Fund
("Capital Appreciation Fund"), Oppenheimer Developing Markets Fund ("Developing Markets
Fund"), Oppenheimer Global Fund ("Global Fund"), Oppenheimer Global Opportunities Fund
("Global Opportunities Fund"), Oppenheimer High Yield Fund ("High Yield Fund"), Oppenheimer
International Bond Fund ("International Bond Fund"), Oppenheimer Limited-Term Government
Fund ("Limited-Term Government Fund"), Oppenheimer Main Street Fund ("Main Street Fund"),
Oppenheimer Main Street Opportunity Fund ("Main Street Opportunity Fund"), Oppenheimer Main
Street Small Cap Fund ("Main Street Small Cap Fund"), Oppenheimer Real Asset Fund ("Real
Asset Fund"), Oppenheimer Real Estate Fund ("Real Estate Fund"), Oppenheimer Small- & Mid-
Cap Fund ("Small- & Mid- Cap Fund"), Oppenheimer Strategic Income Fund ("Strategic Income
Fund") and Oppenheimer Value Fund ("Value Fund"), including each Underlying Fund's investment objective.  Set forth below is supplemental information about the types of securities the Underlying Funds may invest in, as well as strategies the Underlying Funds may use to try to achieve their objectives.

      For more complete  information about each Underlying  Fund's  investment  policies and strategies,  please refer to each  Underlying  Fund's  Prospectus.  You may obtain a copy of each Underlying Fund's Prospectus by calling 1.800.225.5677.

      |X| ..Investments  in  Small-Cap  Equity  Securities.  Some  of the  Underlying  Funds
invest in  small-cap  equity  securities.  Some of these funds focus  their  investments  in equity  securities of small market  capitalization  ("small cap") growth and/or  undervalued
U.S.  companies.  Equity  securities  include common stocks,  preferred  stocks,  rights and warrants, and securities convertible into common stock.

      Some of the Underlying  Funds can also hold a portion of their assets in securities of issuers  having a larger market  capitalization.  Although  under normal market  conditions, some of the  Underlying  Funds may  invest at least 80% of their net assets  (including  any
borrowings   for   investment   purposes)   in  equity   securities   having   small  market
capitalizations,  at  times,  in the  Manager's  view,  the  market  may  favor or  disfavor securities of issuers of a particular capitalization range.

      For some Underlying Funds,  current income is not a criterion used to select portfolio securities.  However,  certain  debt  securities  may be selected for an  Underlying  Fund's portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some  opportunities for capital  appreciation when stocks are disfavored).  Other debt securities  may be selected  because they are  convertible  into common stock,  as discussed below in "Convertible Securities."

|X|   Investments  in  Equity   Securities.   Some  of  the  Underlying  Funds  focus  their
investments  in equity  securities.  Equity  securities  include  common  stocks,  preferred stocks, rights and warrants,  and securities  convertible into common stock.  Investments in equity  securities  may include  stocks of  companies of all market  capitalization  ranges:
small-cap, mid-cap and large-cap.

      At times,  one or more of the  Underlying  Funds may increase their emphasis on equity investments in securities of one or more  capitalization  ranges,  based upon its manager or sub-advisor's judgment of where the best market opportunities are to seek their objectives.

      Securities of small  capitalization  issuers  (having market  capitalizations  of less than $1.8 billion and greater than $500 million) may be subject to greater price  volatility
in  general  than  securities  of  large-cap  issuers   (generally   issuers  having  market
capitalizations  greater  than $9 billion) and mid-cap  issuers  (generally  issuers  having market capitalizations  between $1.8 billion and $9 billion).  Therefore, to the degree that an Underlying  Fund has investments in smaller  capitalization  companies at times of market volatility,  its share prices may fluctuate more. The market  capitalization  ranges used by the  Underlying  Funds will vary from Fund to Fund.  For specific  information on the market capitalization  ranges and types of investments in equity securities for an Underlying Fund, refer to the Statement of Information for the Underlying Fund.

|X|   Risks of  Investing  in  Stocks.  Stocks  fluctuate  in price,  and  their  short-term volatility  at times may be  great.  To the  extent  that the some of the  Underlying  Funds invest in equity  securities,  the value of the Underlying Fund's portfolio will be affected by changes in the stock  markets.  Market  risk can affect the  Underlying  Fund's net asset value per share,  which will  fluctuate  as the values of the  Underlying  Fund's  portfolio securities  change.  The prices of individual  stocks do not all move in the same  direction uniformly or at the same time.  Different  stock  markets may behave  differently  from each other.

      Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major  customers,  major litigation  against the issuer,  or changes in government regulations affecting the issuer or its industry.

      Some of the Underlying  Funds can invest in securities of large companies and mid-size companies,  but may also buy stocks of small  companies,  which may have more volatile stock prices than large companies.

      Cyclical  Opportunities.  Some of the  Underlying  Funds  seek to  take  advantage  of changes in the business  cycle by investing in companies that are sensitive to those changes if the portfolio  manager(s) of these Underlying Funds believes they have growth  potential.
For  example,  when  the  economy  is  expanding,  companies  in the  consumer  durable  and technology  sectors might benefit and offer long-term growth  opportunities.  Other cyclical industries  include insurance,  for example.  These Underlying Funds focus on seeking growth over the  long  term,  but  could  seek to take  tactical  advantage  of  short-term  market movements or events affecting particular issuers or industries.

      Growth  Companies.  Some of the Underlying  Funds invest in growth  companies.  Growth companies are those companies that the Underlying  Fund's manager believes are entering into growth cycles in their  businesses,  with the expectation  that their stock will increase in value.  They may be  established  companies as well as newer  companies  in the  development stage.

      Growth companies may have a variety of characteristics  that, in the Underlying Fund's manager's  view,  define them as "growth"  issuers.  They may be  generating or applying new technologies,  new or improved  distribution  techniques  or new  services.  They may own or develop  natural  resources.  They may be companies that can benefit from changing  consumer demands or lifestyles,  or companies  that have projected  earnings in excess of the average for their sector or industry.  In each case, they have prospects that the Underlying  Fund's manager  believes are favorable for the long term. The portfolio  managers of the Underlying
Funds looks for growth  companies  with  strong,  capable  management  sound  financial  and accounting policies, successful product development and marketing and other factors.

      |X|   Value  Investing.  Value Fund uses a value investing  style. In selecting equity investments  for Value  Fund's  portfolio,  the  portfolio  manager  currently  uses a value investing  style coupled with  fundamental  analysis of issuers.  In using a value approach, the manager  looks for stocks and other  equity  securities  that  appear to be  temporarily undervalued,  by various  measures,  such as  price/earnings  ratios.  Value investing seeks stocks having prices that are low in relation to their real worth or future prospects,  with the expectation that Value Fund will realize  appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

       Using value  investing  requires  research as to the  issuer's  underlying  financial condition and  prospects.  Some of the measures used to identify these  securities  include, among others:
o     Price/Earnings  ratio,  which is the stock's  price  divided by its  earnings  (or its long-term  earnings  potential) per share. A stock having a price/earnings  ratio lower than its historical  range, or lower than the market as a whole or that of similar  companies may offer attractive investment opportunities.
o     Price/book  value  ratio,  which is the stock  price  divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
o     Dividend  Yield,  which is measured by dividing the annual dividend by the stock price per share.
o     Valuation  of Assets  which  compares  the stock  price to the value of the  company's underlying  assets,  including their projected value in the marketplace,  liquidation  value and intellectual property value.

      Preferred  Stock.  Some  of the  Underlying  Funds  may  invest  in  preferred  stock.
Preferred  stock,  unlike  common  stock,  has a  stated  dividend  rate  payable  from  the corporation's  earnings.  Preferred  stock  dividends may be  cumulative or  non-cumulative.
"Cumulative"  dividend  provisions  require all or a portion of prior unpaid dividends to be paid before  dividends  can be paid on the issuer's  common  stock.  Preferred  stock may be
"participating"  stock,  which  means that it may be entitled  to a dividend  exceeding  the stated dividend in certain cases.

      If  interest  rates  rise,  the  fixed  dividend  on  preferred  stocks  may  be  less attractive,  causing  the price of  preferred  stocks to decline.  Preferred  stock may have mandatory  sinking fund  provisions,  as well as provisions  allowing  calls or  redemptions prior to  maturity,  which can also have a negative  impact on prices  when  interest  rates decline.  Preferred stock  generally has a preference over common stock on the  distribution of a  corporation's  assets in the event of  liquidation of the  corporation.  The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |X|   Convertible  Securities.  Some of the Underlying Funds may invest in convertible securities.  Convertible  securities  are  debt  securities  that  are  convertible  into an
issuer's   common  stock.   Convertible   securities  rank  senior  to  common  stock  in  a
corporation's  capital structure and therefore are subject to less risk than common stock in the case of the issuer's bankruptcy or liquidation.

      The value of a convertible  security is a function of its  "investment  value" and its
"conversion  value." If the investment value exceeds the conversion value, the security will behave  more like a debt  security  and the  security's  price  will  likely  increase  when prevailing  interest  rates fall and decrease when  prevailing  interest  rates rise. If the conversion value exceeds the investment  value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible  securities are a form of debt security, in certain cases their conversion  feature (allowing  conversion into equity securities) causes them to be regarded by the  Underlying  Fund's  manager more as "equity  equivalents."  As a result,  the rating assigned  to the  security  might  have  less  impact  on the  Underlying  Fund's  manager's
investment   decision  with  respect  to  convertible   securities   than  in  the  case  of
non-convertible  fixed-income  securities.  Convertible  debt  securities are subject to the credit risks and interest rate risks described above in "Debt Securities."

      To  determine   whether   convertible   securities   should  be  regarded  as  "equity
equivalents," the Underlying Fund's manager may examine the following factors:

         (1)  whether,  at the  option of the  investor,  the  convertible  security  can be exchanged for a fixed number of shares of common stock of the issuer,
         (2)  whether the issuer of the  convertible  securities  has  restated its earnings per share of common stock on a fully diluted basis  (considering the effect of conversion of the convertible securities), and
         (3)  the  extent to which  the  convertible  security  may be a  defensive  "equity substitute,"  providing the ability to participate in any  appreciation in the price of the issuer's common stock.

|X|   Over-the-Counter   Securities.   Some  of  the   Underlying   Funds   may   invest  in
over-the-counter  securities.  Securities of small  capitalization  issuers may be traded on securities exchanges or in the over-the-counter  market. The over-the-counter  markets, both in the U.S. and abroad, may have less liquidity than securities  exchanges.  That can affect the price the Underlying Fund is able to obtain when it wants to sell a security.

      Small-cap growth companies may offer greater  opportunities  for capital  appreciation than  securities of large,  more  established  companies.  However,  these  securities  also
involve   greater  risks  than   securities  of  larger   companies.   Securities  of  small
capitalization  issuers  may  be  subject  to  greater  price  volatility  in  general  than securities of large-cap  and mid-cap  companies.  Therefore,  to the degree that some of the
Underlying  Funds have  investments in smaller  capitalization  companies at times of market volatility,  the Underlying Fund's share price may fluctuate more. For specific  limitations on the  Underlying  Funds'  investments  in  small-cap  issuers,  refer  to the  SAI for the
Underlying Funds.

      |X|   Rights and  Warrants.  Some of the  Underlying  Funds may invest in  warrants or rights.  For  specific  limitations  on the  Underlying  Funds'  investments  in Rights  and
Warrants, refer to the SAI for the Underlying Fund.

      Warrants  basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily  move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally  have a short duration  and are  distributed  directly  by the  issuer  to its  shareholders.  Rights  and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

      |X|   Investing  in Small,  Unseasoned  Companies.  Some of the  Underlying  Funds can
invest in securities of small,  unseasoned companies.  These are companies that have been in operation  for  less  than  three  years,  including  the  operations  of any  predecessors.
Securities of these companies may be subject to volatility in their prices.  They may have a limited trading market,  which may adversely affect the Underlying Fund's ability to dispose of them and can  reduce  the price the  Underlying  Fund  might be able to obtain  for them.
Other investors that own a security issued by a small,  unseasoned issuer for which there is limited  liquidity  might trade the  security  when the  Underlying  Fund is  attempting  to dispose of its holdings of that security.  In that case, an Underlying  Fund might receive a lower price for its holdings than might otherwise be obtained.  For specific  limitations on the Underlying Funds' investments in small,  unseasoned companies,  refer to the SAI for the
Underlying Fund.

|X|   Debt  Securities.  Some of the  Underlying  Funds  can  invest  in a  variety  of debt securities to seek their objectives,  for defensive purposes or for liquidity.  Foreign debt securities are subject to the risks of foreign securities described below. In general,  debt securities are also subject to two additional  types of risk:  credit risk and interest rate risk.  For specific  limitations on the Underlying  Funds'  investments in debt  securities, refer to the SAI for the Underlying Fund.

            o Credit  Risk.  Credit  risk  relates  to the  ability  of the  issuer  to meet interest  or  principal  payments  or both as they  become  due.  In  general,  lower-grade, higher-yield  bonds  are  subject  to  credit  risk to a greater  extent  than  lower-yield, higher-quality bonds.

      Some of the Underlying  Funds'  investments are  investment-grade  debt securities and
U.S. government  securities.  U.S. government  securities,  although unrated,  are generally
considered   to  be   equivalent   to   securities   in  the  highest   rating   categories.
Investment-grade  bonds are bonds rated at least "Baa" by Moody's  Investors  Service,  Inc.
("Moody's"),  or at least "BBB" by Standard & Poor's Rating Service ("S&P") and Fitch,  Inc.
("Fitch"), or have comparable ratings by another nationally-recognized rating organization.

      While  securities  rated  "Baa" by  Moody's  or "BBB" by S&P and Fitch are  investment grade and are not regarded as junk bonds,  those  securities may be subject to special risks and  have  some  speculative  characteristics.  Definitions  of the  debt  security  ratings categories of Moody's, S&P, and Fitch are included in Appendix A to this SAI.

      Some of the Underlying Funds also buy  non-investment-grade  debt securities (commonly referred  to  as  "junk  bonds").  "Lower-grade"  debt  securities  are  those  rated  below
"investment  grade,"  which  means  they have a rating  lower than "Baa" by Moody's or lower than  "BBB"  by S&P or Fitch or  similar  ratings  by  other  nationally  recognized  rating organizations.  If they are unrated,  and are determined by an Underlying  Fund's manager to be of comparable  quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Underlying  Fund's assets that can be invested in lower-grade securities.

            o Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of debt  securities  resulting  from the  inverse  relationship  between  price and yield.  For example,  an increase in prevailing  interest  rates will tend to reduce the market value of already-issued  debt  securities,  and a decline in prevailing  interest  rates will tend to increase their value. In addition,  debt securities  having longer  maturities tend to offer higher yields, but are subject to potentially greater  fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations  in the market value of debt  securities  after an  Underlying  Fund buys them will not affect the interest  income payable on those  securities  (unless the security pays  interest at a variable  rate pegged to interest rate  changes).  However,  those price fluctuations  will be  reflected  in the  valuations  of the  securities,  and  therefore an
Underlying Fund's net asset values will be affected by those fluctuations.

            o  Special  Risks of  Lower-Grade  Debt  Securities.  Because  lower-grade  debt securities tend to offer higher yields than investment-grade  securities, an Underlying Fund might invest in  lower-grade  securities if its manager is trying to achieve  higher income.
For specific  limitations  on theses  Underlying  Funds'  investments  in  lower-grade  debt securities, refer to the SAI for the Underlying Fund.

      "Lower-grade"  debt securities are those rated below  "investment  grade," which means they have a rating  lower than  "Baa" by  Moody's  or lower  than "BBB" by S&P or Fitch,  or similar ratings by other rating  organizations.  If they are unrated,  and are determined by an Underlying  Fund's  manager to be of comparable  quality to debt  securities  rated below
investment   grade,  they  are  considered  part  of  the  Underlying  Fund's  portfolio  of lower-grade securities.

      Some of the special  credit risks of  lower-grade  securities  include the  following:
There is a greater risk that the issuer may default on its  obligation to pay interest or to repay  principal  than  in  the  case  of  investment-grade  securities.  The  issuer's  low creditworthiness  may increase  the  potential  for its  insolvency.  An overall  decline in values  in the high  yield  bond  market is also  more  likely  during a period of a general economic  downturn.  An economic  downturn or an increase in interest  rates could  severely disrupt  the market for high yield  bonds,  adversely  affecting  the values of  outstanding bonds as well as the ability of issuers to pay interest or repay principal.

      To the extent they can be converted  into stock,  convertible  securities  may be less subject to some of the risks of  volatility  than  non-convertible  high yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

      |X|   Mortgage-Related  Securities.  Some  of  the  Underlying  Funds  can  invest  in
mortgage-related   securities.   Mortgage-related   securities  are  a  form  of  derivative
investment  collateralized  by  pools  of  commercial  or  residential  mortgages.  Pools of mortgage loans are assembled as securities  for sale to investors by government  agencies or
entities  or  by  private  issuers.   These  securities  include   collateralized   mortgage
obligations  ("CMOs"),  mortgage  pass-through  securities,  stripped mortgage  pass-through securities,  interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related   securities   that  are  issued  or   guaranteed   by   agencies  or
instrumentalities  of the U.S.  government have relatively  little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and  prepayment  risks,  as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related  securities tend to move
inversely  to  changes  in  interest   rates.   Some  of  the   Underlying   Funds  can  buy
mortgage-related  securities  that have  interest  rates that move  inversely  to changes in general  interest rates,  based on a multiple of a specific  index.  Although the value of a mortgage-related  security may decline when interest  rates rise, the converse is not always the case.

      In periods of  declining  interest  rates,  mortgages  are more  likely to be prepaid.
Therefore,   a  mortgage-related   security's  maturity  can  be  shortened  by  unscheduled
prepayments  on  the  underlying  mortgages.  Therefore,  it  is  not  possible  to  predict accurately the security's  yield.  The principal that is returned  earlier than expected may have to be reinvested in other  investments  having a lower yield than the prepaid security.
Therefore,  these  securities  may be less  effective as a means of "locking in"  attractive long-term  interest rates, and they may have less potential for appreciation  during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment   risks  can  lead  to   substantial   fluctuations   in  the  value  of  a
mortgage-related  security.  In turn,  this can  affect the value of the  Underlying  Fund's shares. If a mortgage-related  security has been purchased at a premium,  all or part of the premium the  Underlying  Fund paid may be lost if there is a decline in the market  value of the  security,  whether that  results  from  interest  rate  changes or  prepayments  on the underlying  mortgages.  In  the  case  of  stripped  mortgage-related  securities,  if  they experience  greater rates of prepayment than were anticipated,  the Underlying Fund may fail to recoup its initial investment on the security.

      During  periods of rapidly rising  interest  rates,  prepayments  of  mortgage-related securities  may occur at slower than expected  rates.  Slower  prepayments  effectively  may lengthen a mortgage-related  security's expected maturity.  Generally,  that would cause the value of the  security to fluctuate  more widely in responses to changes in interest  rates.
If the  prepayments on the Underlying  Fund's  mortgage-related  securities were to decrease broadly,  the Underlying Fund's effective duration and therefore its sensitivity to interest rates, would increase.

      As with  other  debt  securities,  the values of  mortgage-related  securities  may be affected  by  changes  in the  market's  perception  of the  creditworthiness  of the entity issuing the securities or  guaranteeing  them.  Their values may also be affected by changes in government regulations and tax policies.

      o Collateralized Mortgage Obligations.  Collateralized mortgage obligations or "CMOs,"
are  multi-class  bonds that are backed by pools of mortgage loans or mortgage  pass-through certificates. They may be collateralized by:
(1)   pass-through  certificates  issued  or  guaranteed  by  Government  National  Mortgage
                Association  (Ginnie Mae),  Federal National  Mortgage  Association  (Fannie
                Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac),
(2)   unsecuritized  mortgage  loans  insured  by  the  Federal  Housing  Administration  or guaranteed by the Department of Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a  "tranche,"  is issued at a specific  coupon rate and  has a  stated  maturity  or  final  distribution  date.  Principal  prepayments  on the underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date. The principal and interest on the underlying  mortgages may be allocated  among the several  classes of a series of a CMO in  different  ways.  One or more tranches  may have coupon  rates that reset  periodically  at a specified  increase  over an index.  These are floating rate CMOs, and typically  have a cap on the coupon rate.  Inverse floating  rate CMOs have a coupon rate that moves in the reverse  direction to an applicable index.  The coupon rate on these CMOs will  increase  as general  interest  rates  decrease.
These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X| U.S.  Government  Securities.  Some of the  Underlying  Funds  may  invest in U.S.
Government  securities.  These are securities  issued or guaranteed by the U.S.  Treasury or other U.S.  government  agencies or  federally-chartered  corporate  entities referred to as
"instrumentalities."  The obligations of U.S.  government agencies or  instrumentalities  in which the  Underlying  Funds can invest may or may not be  guaranteed  or  supported  by the
"full faith and credit" of the United States.  "Full faith and credit" means  generally that the taxing power of the U.S.  government is pledged to the payment of interest and repayment of principal on a security.  If a security is not backed by the full faith and credit of the
United  States,  the owner of the security must look  principally  to the agency issuing the obligation for  repayment.  The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.

      o U.S.  Treasury  Obligations.  These include Treasury bills (which have maturities of one year or less when issued),  Treasury notes (which have  maturities of more than one year and up to ten years when  issued),  and Treasury  bonds (which have  maturities of more than ten years when issued).  Treasury  securities are backed by the full faith and credit of the
United States as to timely  payments of interest and  repayments  of  principal.  Other U.S.
Treasury  obligations  the Underlying  Funds can buy include U. S. Treasury  securities that have been  "stripped"  by a Federal  Reserve  Bank,  zero-coupon  U.S.  Treasury  securities described below, and Treasury Inflation-Protection Securities ("TIPS").

      o  Treasury  Inflation-Protection  Securities.  Some of the  Underlying  Funds can buy
these TIPS,  which are designed to provide an investment  vehicle that is not  vulnerable to inflation.  The  interest  rate paid by TIPS is fixed.  The  principal  value rises or falls semi-annually  based on changes in the published  Consumer Price Index. If inflation occurs, the  principal  and  interest  payments  on TIPS are  adjusted  to  protect  investors  from inflationary  loss.  If  deflation  occurs,  the  principal  and interest  payments  will be adjusted downward, although the principal will not fall below its face amount at maturity.

      o Obligations Issued or Guaranteed by U.S. Government  Agencies or  Instrumentalities.
These include direct obligations and mortgage-related  securities that have different levels of credit  support from the  government.  Some are supported by the full faith and credit of the U.S. government,  such as Government National Mortgage Association pass-through mortgage certificates  (called  "Ginnie  Maes").  Some are  supported  by the right of the  issuer to borrow  from the  U.S.  Treasury  under  certain  circumstances,  such as  Federal  National
Mortgage  Association  bonds.  Others are  supported  only by the credit of the entity  that issued them, such as Federal Home Loan Mortgage Corporation obligations.

      o Mortgage-Related  U.S.  Government  Securities.  These include interests in pools of residential or commercial mortgages,  in the form of collateralized mortgage obligations and other  "pass-through"  mortgage  securities.  CMOs that are U.S. government  securities have collateral  to secure  payment of interest  and  principal.  They may be issued in different series with different  interest rates and  maturities.  The collateral is either in the form
of  mortgage   pass-through   certificates   issued  or  guaranteed  by  a  U.S.  agency  or
instrumentality  or  mortgage  loans  insured  by a U.S.  government  agency.  For  specific limitations  on the  Underlying  Funds'  investments  in  mortgage-related  U.S.  government securities, refer to the SAI for the Underlying Fund.

      The prices and yields of CMOs are determined,  in part, by assumptions  about the cash flows from the rate of payments of the underlying  mortgages.  Changes in interest rates may cause  the  rate  of  expected  prepayments  of  those  mortgages  to  change.  In  general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages  underlying a CMO occur faster than expected when interest rates  fall,  the  market  value  and  yield of the CMO will be  reduced.  Additionally,  an
Underlying  Fund may have to reinvest the  prepayment  proceeds in other  securities  paying interest at lower rates, which could reduce that fund's yield.

      When interest rates rise rapidly,  if prepayments  occur more slowly than expected,  a short- or  medium-term  CMO can in effect  become a long-term  security,  subject to greater fluctuations  in value.  These are the  prepayment  risks  described  above and can make the prices of CMOs very volatile when interest  rates  change.  The prices of  longer-term  debt securities  tend to  fluctuate  more  than  those  of  shorter-term  debt  securities.  That volatility will affect the Underlying Funds' share prices.

o     GNMA (Ginnie Mae) Certificates.  The Government National Mortgage Association ("GNMA")
is a wholly-owned corporate  instrumentality of the United States within the U.S. Department of Housing and Urban  Development.  GNMA's  principal  programs  involve its  guarantees  of privately-issued  securities  backed by pools of mortgages.  Ginnie Maes are debt securities representing  an  interest  in one or a pool of  mortgages  that are  insured by the Federal
Housing  Administration  or the Farmers Home  Administration  or  guaranteed by the Veterans
Administration.

      The  Ginnie  Maes in which  some of the  Underlying  Funds  invest  are of the  "fully modified  pass-through"  type. They provide that the registered  holders of the Certificates will receive  timely  monthly  payments of the  pro-rata  share of the  scheduled  principal payments on the  underlying  mortgages,  whether or not those  amounts are  collected by the issuers.  Amounts paid  include,  on a pro rata basis,  any  prepayment of principal of such mortgages  and  interest  (net of  servicing  and other  charges)  on the  aggregate  unpaid principal  balance  of the  Ginnie  Maes,  whether  or not the  interest  on the  underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the  Underlying  Fund are guaranteed as to timely payment of  principal  and interest by GNMA.  In giving that  guaranty,  GNMA expects that  payments received by the issuers of Ginnie Macs on account of the mortgages  backing the Certificates will be  sufficient  to make the  required  payments of  principal  of and interest on those
Ginnie Maes.  However,  if those payments are insufficient,  the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances  sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under  federal law,  the full faith and credit of the United  States is pledged to the payment of all amounts that may be required to be paid under any guaranty  issued by GNMA as to such mortgage  pools. An opinion of an Assistant  Attorney  General of the United States,
dated December 9, 1969, states that such guaranties  "constitute  general obligations of the
United  States  backed by its full faith and  credit."  GNMA is empowered to borrow from the
United  States  Treasury  to the extent  necessary  to make any  payments of  principal  and interest required under those guaranties.

      Ginnie  Maes are  backed  by the  aggregate  indebtedness  secured  by the  underlying
FHA-insured,  FMHA-insured  or  VA-guaranteed  mortgages.  Except to the extent of  payments received  by the  issuers on account of such  mortgages,  Ginnie  Maes do not  constitute  a liability  of those  issuers,  nor do they  evidence  any recourse  against  those  issuers.
Recourse is solely against GNMA.  Holders of Ginnie Maes (such as the Underlying  Fund) have no security interest in or lien on the underlying mortgages.

      Monthly  payments of principal will be made,  and additional  prepayments of principal may be made,  to the  Underlying  Fund with respect to the mortgages  underlying  the Ginnie
Maes held by the  Underlying  Fund. All of the mortgages in the pools relating to the Ginnie
Maes in the Underlying  Fund are subject to prepayment  without any  significant  premium or penalty,  at the option of the mortgagors.  While the mortgages on  1-to-4-family  dwellings underlying  certain  Ginnie Maes have a stated  maturity of up to thirty (30) years,  it has been the experience of the mortgage industry that the average life of comparable  mortgages, as a result of  prepayments,  refinancing  and payments from  foreclosures,  is considerably less.

o     Federal Home Loan Mortgage Corporation (FHLMC) Certificates. FHLMC, a corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the
            FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

o     Federal  National  Mortgage  Association  (Fannie  Mae)  Certificates.  Fannie  Mae, a
federally-chartered  and privately-owned  corporation,  issues Fannie Mae Certificates which are backed by a pool of mortgage loans.  Fannie Mae guarantees to each registered  holder of a Fannie Mae  Certificate  that the holder will receive  amounts  representing  the holder's proportionate  interest in scheduled  principal  and interest  payments,  and any  principal prepayments,  on the  mortgage  loans  in the pool  represented  by such  Certificate,  less servicing and guarantee fees, and the holder's  proportionate interest in the full principal amount of any  foreclosed  or other  liquidated  mortgage  loan.  In each case the guarantee applies  whether or not those amounts are actually  received.  The obligations of Fannie Mae under its  guarantees  are  obligations  solely of Fannie Mae and are not backed by the full faith and credit of the United  States or any of its  agencies  or  instrumentalities  other than Fannie Mae.

o     Commercial  (Privately-Issued)  Mortgage  Related  Securities.  Some of the Underlying
Funds can invest in  commercial  mortgage-related  securities  issued by  private  entities.
Generally these are multi-class debt or pass-through  certificates secured by mortgage loans on  commercial  properties.  They  are  subject  to the  credit  risk of the  issuer.  These securities  typically are  structured to provide  protection to investors in senior  classes from possible losses on the underlying  loans.  They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying  loans. They may also be protected  to some  extent by  guarantees,  reserve  funds or  additional  collateralization mechanisms.

o     "Stripped" Mortgage Related Securities. Some of the Underlying Funds may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments.
These are a form of derivative investment.

      Mortgage  securities  may be  partially  stripped  so that each  class  receives  some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security,  known as an "interest-only"
security,  or "I/O," and all of the principal is  distributed  to holders of another type of security,  known as a  "principal-only"  security  or "P/O."  Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive  to  principal  repayments
(including  prepayments) on the underlying mortgages. If the underlying mortgages experience greater than  anticipated  prepayments  of principal,  the  Underlying  Fund might not fully recoup its investment in an I/O based on those assets.  If underlying  mortgages  experience less than  anticipated  prepayments of principal,  the yield on the P/Os based on them could decline  substantially.  The market for some of these  securities may be limited,  making it difficult for the Underlying Fund to dispose of its holdings at an acceptable price.

Zero-Coupon  Securities of  Private-Issuers.  Real Asset Fund may also invest in zero-coupon securities  issued by  private-issuers  such as  domestic  or  foreign  corporations.  These securities  have the same  interest  rate  risks as  described  above for  zero-coupon  U.S.
Treasury  securities.  An additional risk of  private-issuer  zero-coupon  securities is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

High-Yield  Securities.  Real  Asset  Fund  may  invest  up to 10% of its  total  assets  in high-risk,  high-yield,  lower-grade debt securities (commonly called "junk bonds"), whether they are rated or unrated.  While Real Asset Fund may invest in lower-grade debt securities, it is not currently  contemplated  that Real Asset Fund will do so to a significant  extent.
Real  Asset  Fund's  Sub-Advisor  will not rely  solely on the  ratings  assigned  by rating services,  and Real Asset Fund may invest in unrated  securities which offer, in the opinion of Real Asset Fund's  Sub-Advisor,  comparable yields and risks as those rated securities in which Real Asset Fund may invest.

      High-yield  securities  are rated "BB" or below by  Standard & Poor's  Corporation  or
"Ba" or below by Moody's  Investors  Service,  Inc., or have a similar credit risk rating by another rating organization.  If they are unrated, Real Asset Fund's Sub-Advisor will assign a  rating  to  them  that  the  Sub-Advisor  believes  is of  comparable  quality  to  rated securities.  High-yield  securities are considered  more risky than  investment-grade  bonds because there is greater  uncertainty  regarding the economic viability of the issuer.  Real
Asset Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P.

      Special Risks of High-Yield Securities. Risks of high-yield securities may include:
o     limited liquidity and secondary market support,
o     substantial  market price  volatility  resulting  from changes in prevailing  interest rates,
o     subordination to the prior claims of banks and other senior lenders,
o     the operation of mandatory sinking fund or  call/redemption  provisions during periods of  declining  interest  rates  that  could  cause  Real  Asset Fund to
                    reinvest   premature   redemption   proceeds  only  in  lower  yielding
                    portfolio securities,
o     the  possibility  that  earnings  of the issuer may be  insufficient  to meet its debt service, and
o     the issuer's low  creditworthiness  and potential  for  insolvency  during  periods of rising interest rates and economic downturn.

      As a result of the limited  liquidity of high-yield  securities,  their prices have at times  experienced  significant  and rapid  decline  when a  substantial  number of  holders decided to sell. A decline is also likely in the  high-yield  bond market during an economic downturn.  An economic  downturn or an increase in interest rates could severely disrupt the market for  high-yield  bonds and adversely  affect the value of  outstanding  bonds and the ability of the issuers to repay principal and interest.

|X|   Asset-Backed  Securities.  Some of the  Underlying  Funds may  invest in  asset-backed securities.  Asset-backed securities are fractional interests in pools of assets,  typically accounts  receivable  or  consumer  loans.  They are  issued by  trusts  or  special-purpose corporations.  These  securities are subject to prepayment  risks and the risk of default by the  issuer  as well as by the  borrowers  of the  underlying  loans in the  pool.  They are similar to mortgage-backed  securities,  described above, and are backed by a pool of assets that consist of  obligations  of  individual  borrowers.  The income from the pool is passed through to the holders of participation  interest in the pools. The pools may offer a credit enhancement,  such  as a bank  letter  of  credit,  to try to  reduce  the  risks  that  the underlying  debtors will not pay their  obligations when due. However,  the enhancement,  if any,  might not be for the full par value of the security.  If the  enhancement is exhausted and any  required  payments  of  interest  or  repayments  of  principal  are not  made,  an
Underlying Fund could suffer losses on its investment or delays in receiving payment.

      The  value  of an  asset-backed  security  is  affected  by  changes  in the  market's perception of the asset backing the security,  the  creditworthiness  of the servicing agent for the loan pool, the originator of the loans, or the financial  institution  providing any credit enhancement,  and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed  securities are ultimately related to payment of consumer loans  by  the  individual  borrowers.  As a  purchaser  of  an  asset-backed  security,  an
Underlying  Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which may  shorten  the  weighted  average  life of  asset-backed  securities  and may lower their return, in the same manner as in the case of mortgage-backed  securities and CMOs, described above.

|X|   Participation  Interests.  Some of the  Underlying  Funds can invest in  participation
interests,   subject  to  the  Underlying  Fund's  limitation  on  investments  in  illiquid investments.  A  participation  interest  is an  undivided  interest  in a loan  made by the issuing  financial  institution in the proportion  that the buyer's  participation  interest bears to the total principal amount of the loan. The issuing financial  institution may have no  obligation  to this fund  other  than to pay this fund the  proportionate  amount of the principal and interest  payments it receives.  For specific  limitations  on the  Underlying
Funds' investments in participation interests, refer to the SAI for the Underlying Fund.

      Participation  interests  are primarily  dependent  upon the  creditworthiness  of the borrowing corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower may have difficulty  making  payments.  If a borrower fails to pay scheduled interest or principal  payments,  an Underlying Fund could experience a reduction in its income.  The value of that  participation  interest  might also  decline, which  could  affect the net asset  value of an  Underlying  Fund's  shares.  If the issuing financial  institution fails to perform its obligations  under the participation  agreement, an  Underlying  Fund might incur costs and delays in realizing  payment and suffer a loss of principal and/or interest.

|X|   Bank  Obligations  and  Securities  That Are Secured By Them.  Some of the  Underlying
Funds can invest in bank obligations,  including time deposits, certificates of deposit, and bankers'  acceptances.  They must be either obligations of a domestic bank with total assets of at least $1 billion or  obligations  of a foreign bank with total assets of at least U.S.
$1  billion.  These  Underlying  Funds  may  also  invest  in  instruments  secured  by bank obligations  (for  example,  debt which is  guaranteed  by the bank).  For  purposes of this policy,  the term "bank"  includes  commercial  banks,  savings banks,  and savings and loan associations that may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable  deposits in a bank for a specified period of time at a stated  interest rate.  They may or may not be subject to withdrawal  penalties.  However, time deposits that are subject to withdrawal  penalties,  other than those maturing in seven days or less,  are  subject to the  limitation  on  investments  by the  Underlying  Fund in illiquid investments.

      Bankers' acceptances are marketable  short-term credit instruments used to finance the import,  export,  transfer  or storage  of goods.  They are  deemed  "accepted"  when a bank guarantees their payment at maturity.

|X|   Investment-Grade  Bonds.  Some of the Underlying Funds may invest in  investment-grade debt  obligations  rated in the four  highest  investment  categories  by  Standard & Poor's
Corporation,  Moody's  Investors  Service,  Inc., or by another NRSRO.  If they are unrated, they will be assigned a rating to be considered of similar  quality to obligations  that are rated investment grade.  These investments may include:

         Corporate  Bonds.  Some of the  Underlying  Funds  may  invest  in debt  securities issued by domestic corporations.

         Foreign  Bonds.  Some of the  Underlying  Funds may  invest in bonds and other debt
securities  denominated  in  currencies  other  than  the  U.S.  dollar.  Generally,   these
securities  are issued by foreign  corporations  and foreign  governments  and are traded on foreign  markets.  Investment in foreign debt  securities  that are  denominated  in foreign currencies  involve  certain  additional  risks,  which are  described  below,  in  "Foreign
Securities."

|X|   Foreign  Securities.  Some of the Underlying  Funds may invest in foreign  securities.
"Foreign  securities"  include equity and debt securities  issued or guaranteed by companies organized  under the laws of  countries  other  than the United  States and debt  securities issued  or  guaranteed  by  governments  other  than  the  U.S.  government  or  by  foreign supra-national  entities,  such as the World Bank. Real Estate Fund can purchase  securities issued by  foreign  real  estate  companies.  Those  securities  may be  traded  on  foreign securities exchanges or in the foreign over-the-counter  markets.  Securities denominated in
foreign   currencies   issued  by  U.S.   companies  are  also  considered  to  be  "foreign
securities."  For specific  information  on the type of securities  that an Underlying  Fund considers  "foreign  securities"  and the  limitations  on the total amount of assets of the
Underlying  Funds that can be invested in foreign  securities,  refer to the  Prospectus and
SAI for the Underlying Fund.

      Investing  in  foreign   securities  offers  potential  benefits  not  available  from investing solely in securities of domestic  issuers.  They include the opportunity to invest in foreign  issuers  that appear to offer income  potential,  or in foreign  countries  with economic  policies  or  business  cycles  different  from  those of the  U.S.,  or to reduce fluctuations in portfolio value by taking  advantage of foreign  securities  markets that do not move in a manner parallel to U.S. markets, or to benefit from the appreciation  relative to the U.S.  Dollar of foreign  currencies in which such  securities  may  denominated.  The
Underlying  Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

      o Foreign Debt  Obligations.  The debt  obligations  of a foreign  government  and its agencies and  instrumentalities  may or may not be supported by the full faith and credit of the foreign  government.  Some of the Underlying Funds can buy securities  issued by certain
"supra-national"  entities, which include entities designated or supported by governments to promote economic  reconstruction  or development,  international  banking  organizations and related  government  agencies.  Examples are the International  Bank for  Reconstruction and
Development  (commonly  called  the  "World  Bank"),  the  Asian  Development  bank  and the
Inter-American Development Bank.

      The governmental  members of these  supra-national  entities are  "stockholders"  that typically  make  capital  contributions  and may be  committed  to make  additional  capital contributions  if the entity is unable to repay its borrowings.  A  supra-national  entity's lending  activities  may be limited to a percentage of its total  capital,  reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      Some of the  Underlying  Funds can invest in U.S.  dollar-denominated  "Brady  Bonds."
These foreign debt obligations may be fixed-rate par bonds or floating-rate  discount bonds.
They are generally  collateralized  in full as to repayment of principal at maturity by U.S.
Treasury  zero-coupon  obligations  that have the same  maturity as the Brady  Bonds.  Brady
Bonds can be viewed as having three or four  valuation  components:  (i) the  collateralized repayment of principal at final maturity; (ii) the collateralized  interest payments;  (iii)
the  uncollateralized  interest  payments;  and  (iv)  any  uncollateralized   repayment  of
principal  at  maturity.  Those  uncollateralized  amounts  constitute  what is  called  the
"residual risk."

      If there is a default on  collateralized  Brady Bonds resulting in acceleration of the payment  obligations  of the  issuer,  the  zero-coupon  U.S.  Treasury  securities  held as collateral  for the payment of principal  will not be  distributed  to  investors,  nor will those  obligations  be sold to distribute the proceeds.  The collateral  will be held by the collateral  agent to the  scheduled  maturity of the  defaulted  Brady Bonds.  The defaulted bonds will continue to remain outstanding,  and the face amount of the collateral will equal the  principal  payments  which  would  have then been due on the Brady  Bonds in the normal course.  Because  of the  residual  risk of Brady  Bonds and the  history of  defaults  with respect to commercial bank loans by public and private  entities of countries  issuing Brady
Bonds, Brady Bonds are considered speculative investments.

      Because some of the Underlying  Funds can purchase  securities  denominated in foreign currencies,  a change in the value of a  foreign  currency  against  the U.S.  dollar  could result  in a  change  in the  amount  of  income  the  Underlying  Fund  has  available  for distribution.  Because a portion of an Underlying  Fund's  investment income may be received in foreign  currencies,  an  Underlying  Fund will be required to compute its income in U.S.
dollars for distribution to shareholders,  and therefore the Underlying Fund will absorb the cost of currency fluctuations.  After the Underlying Fund has distributed income, subsequent foreign currency losses may result in the Underlying  Fund's having  distributed more income in a particular fiscal period than was available from investment income,  which could result in a return of capital to shareholders.

|X|   Passive  Foreign  Investment  Companies.  Some  securities of  corporations  domiciled outside the U.S. which the Underlying Funds may purchase,  may be considered passive foreign investment  companies  ("PFICs") under U.S. tax laws.  PFICs are those foreign  corporations which generate  primarily  passive  income.  They tend to be growth  companies or "start-up"
companies.  For federal tax purposes,  a corporation  is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income.  Passive income is further defined as any income to be considered  foreign  personal  holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in  PFICs  involves  the  risks   associated   with  investing  in  foreign
securities,  as described  above.  There are also the risks that the Underlying Fund may not realize  that a foreign  corporation  it  invests  in is a PFIC for  federal  tax  purposes.
Federal tax laws impose  severe tax  penalties  for  failure to properly  report  investment income from PFICs.  Following industry standards,  the Underlying Funds make every effort to ensure  compliance  with federal tax reporting of these  investments.  PFICs are  considered
foreign   securities  for  the  purposes  of  the  Underlying   Fund's  minimum   percentage
requirements or limitations of investing in foreign securities.

      Subject  to the  limits  under the  Investment  Company  Act of 1940 (the  "Investment
Company Act"),  the  Underlying  Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally  passive income).
Investing  in these types of PFICs may allow  exposure  to various  countries  because  some foreign  countries  limit, or prohibit,  all direct foreign  investment in the securities of companies domiciled therein.

      In addition to bearing  their  proportionate  share of a fund's  expenses  (management fees and operating  expenses),  shareholders  will also indirectly bear similar  expenses of such entities.  Additional  risks of investing in other  investment  companies are described below under "Investment in Other Investment Companies."

      o Risks of Foreign  Investing.  Investments  in foreign  securities  may offer special opportunities  for investing but also present special  additional  risks and  considerations not typically associated with investments in domestic  securities.  Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes  in  currency,  rates or currency  devaluation,  or  currency  control  regulations  (for  example, currency blockage);
o     transaction charges for currency exchange;
                 lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and  financial  reporting  standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the U.S.;
o     less  governmental  regulation of foreign  issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks  of  delays  in  settlement  of  portfolio  transactions  or  loss of certificates for portfolio securities;
o     foreign withholding taxes;
o     possibilities in some countries of expropriation,  confiscatory  taxation,  political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S.  government  policies have discouraged certain investments abroad by
U.S.  investors,  through  taxation  or other  restrictions,  and it is  possible  that such restrictions could be re-imposed.

      o Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for  investing  but have  greater  risks than more  developed foreign markets, such as those in Europe,  Canada,  Australia,  New Zealand and Japan. There
may be even less liquidity in their  securities  markets,  and  settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation of income and profits  because of currency  restrictions imposed by local  governments.  Those  countries  may also be subject to the risk of greater political and economic  instability,  which can greatly  affect the  volatility of prices of securities in those  countries.  The  Underlying  Funds' manager will consider these factors when  evaluating  securities in these  markets.  For specific  limitations on the Underlying
Funds' investments in emerging and developing  markets,  refer to the SAI for the Underlying
Fund.

         ?  Settlement of  Transactions.  Settlement  procedures  in developing  markets may differ from those of more established  securities  markets.  Settlements may also be delayed by operational  problems.  Securities issued by developing  countries and by issuers located in those  countries  may be subject to extended  settlement  periods.  Delays in  settlement could result in temporary  periods during which a portion of an Underlying  Fund's assets is uninvested and no return is earned on those assets.  The inability of an Underlying  Fund to make intended  purchases of securities due to settlement  problems could cause an Underlying
Fund to miss  investment  opportunities.  An  Underlying  Fund could suffer  losses from the inability to dispose of portfolio securities due to settlement  problems.  As a result there could be  subsequent  declines  in the value of the  portfolio  security,  a decrease in the level of liquidity of an Underlying  Fund's  portfolio or, if an Underlying Fund has entered into a contract to sell the security, a possible liability to the purchaser.

         ?  Price Volatility.  Securities prices in developing  markets may be significantly more  volatile  than is the case in more  developed  nations  of the world.  In  particular, countries with emerging markets may have relatively unstable governments.  That presents the risk of nationalization of businesses,  restrictions on foreign ownership or prohibitions of repatriation  of assets.  These  countries may have less  protection of property rights than more developed  countries.  The economies of developing countries may be predominantly based on only a few  industries  and,  as such,  may be highly  vulnerable  to changes in local or global trade conditions.

         ?  Less Developed  Securities  Markets.  Developing  market countries may have less well-developed  securities  markets  and  exchanges.  Consequently  they have lower  trading volume than the securities markets of more developed countries.  These markets may be unable to respond  effectively to increases in trading  volume.  Therefore,  prompt  liquidation of substantial  portfolio holdings may be difficult at times. As a result, these markets may be substantially  less liquid than those of more  developed  countries,  and the  securities of issuers located in these markets may have limited marketability.

         ?  Government  Restrictions.  In certain developing countries,  government approval may be required for the repatriation of investment income,  capital or the proceeds of sales of securities by foreign  investors,  such as an Underlying  Fund.  Also, a government might impose  temporary  restrictions  on remitting  capital  abroad if the  country's  balance of payments  deteriorates,  or it might do so for other  reasons.  If government  approval were delayed or  refused,  an  Underlying  Fund could be  adversely  affected.  Additionally,  an
Underlying  Fund  could  be  adversely   affected  by  the  imposition  of  restrictions  on
investments by foreign entities.

      Among the countries that the Manager has identified as developing or emerging  markets in which an  Underlying  Fund  will  consider  investing  are the  following  countries.  An
Underlying Fund might not invest in all of these countries and the list may change.

 Algeria          Czech Republic Ivory Coast   Nigeria           Sri Lanka
 Argentina        Ecuador        Jamaica       Pakistan          Swaziland
 Bangladesh       Egypt          Jordan        Paraguay          Taiwan
 Bolivia          Estonia        Kenya         Peru              Tanzania
 Botswana         Ghana          Latvia        Philippines       Thailand
 Brazil           Greece         Lebanon       Poland            Tunisia
 Bulgaria         Guyana         Lithuania     Portugal          Turkey
 Chile            Hong Kong      Malaysia      Russia            Ukraine
 China            Hungary        Mauritius     Singapore         Uruguay
 Colombia         India          Mexico        Slovakia Republic Venezuela
 Costa Rica       Indonesia      Morocco       Slovenia          Vietnam
 Croatia          Iran           Myanmar       South Africa      Zambia
 Cyprus           Israel         Namibia       South Korea       Zimbabwe

         ?  Privatization  Programs.  The governments in some developing countries have been engaged  in  programs  to  sell  all or part  of  their  interests  in  government-owned  or controlled  enterprises.  Privatization  programs may offer  opportunities  for  significant capital  appreciation,  and the Manager may invest  Underlying Fund assets in  privatization programs  in what it  considers  to be  appropriate  circumstances.  In  certain  developing countries,  the ability of foreign  entities such as an Underlying  Fund to  participate  in privatization  programs  may be limited by local  law.  Additionally,  the terms on which an
Underlying  Fund might be  permitted  to  participate  may be less  advantageous  than those afforded  local  investors.  There can be no assurance that  privatization  programs will be successful.

Other Investment Techniques and Strategies. In seeking their investment objectives,  certain
Underlying  Funds  may  from  time to time  use  the  types  of  investment  strategies  and investments  described  below.  They are not required to use all of these  strategies at all times, and at times may not use them.

      |X|  Zero-Coupon  Securities.  Some of the Underlying  Funds can buy  zero-coupon  and delayed-interest  securities,  and  "stripped"  securities.  Stripped  securities  are  debt securities whose interest coupons are separated from the security and sold separately.  Some of the  Underlying  Funds can buy different  types of  zero-coupon  or stripped  securities, including,  among others, foreign debt securities and U.S. Treasury notes or bonds that have been  stripped of their  interest  coupons,  U.S.  Treasury  bills issued  without  interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon  securities do not make periodic  interest payments and are sold at a deep discount  from  their  face  value  at  maturity.  The  buyer  recognizes  a rate of  return determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity date. This discount  depends on the time remaining until maturity,  as well as prevailing  interest rates,  the liquidity of the security and the credit quality of the  issuer.  In the  absence  of threats  to the  issuer's  credit  quality,  the  discount typically  decreases  as the maturity  date  approaches.  Some  zero-coupon  securities  are convertible,  in that they are zero-coupon  securities until a predetermined  date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon  securities pay no interest and compound semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile than the value of  other  debt  securities.  Their  value  may fall  more  dramatically  than the  value of interest-bearing  securities when prevailing  interest rates rise. When prevailing  interest rates fall,  zero-coupon  securities  tend to rise more rapidly in value because they have a fixed rate of return.

      An Underlying  Fund's  investment  in  zero-coupon  securities  may cause that fund to recognize  income  and make  distributions  to  shareholders  before  it  receives  any cash payments on the  zero-coupon  investment.  To generate  cash to satisfy  those  distribution requirements,  that fund may have to sell portfolio  securities that it otherwise might have continued  to  hold  or to use  cash  flows  from  other  sources  such  as the  sale of the
Underlying Fund shares.

      |X| "Stripped"  Mortgage-Related  Securities.  Some of the Underlying Funds can invest in stripped mortgage-related  securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities.  Each has a specified  percentage of the  underlying  security's  principal or interest  payments.
These are a form of derivative investment.

      Mortgage  securities  may be  partially  stripped  so that each  class  receives  some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security,  known as an "interest-only"
security,  or "I/O," and all of the principal is  distributed  to holders of another type of security,  known as a  "principal-only"  security  or "P/O."  Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive  to  principal  repayments
(including  prepayments) on the underlying mortgages. If the underlying mortgages experience greater than  anticipated  prepayments  of  principal,  an  Underlying  Fund might not fully recoup its investment in an I/O based on those assets.  If underlying  mortgages  experience less than  anticipated  prepayments of principal,  the yield on the P/Os based on them could decline  substantially.  The market for some of these  securities may be limited,  making it difficult for an Underlying Fund to dispose of its holdings at an acceptable price.

      |X| Floating  Rate and Variable Rate  Obligations.  Some  securities  that some of the
Underlying Funds can purchase have variable or floating  interest rates.  Variable rates are adjusted at stated periodic  intervals.  Variable rate obligations may have a demand feature that  allows the  Underlying  Fund to tender the  obligation  to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued  interest,  according to the terms of the obligations.

      The interest  rate on a floating  rate note is adjusted  automatically  according to a stated  prevailing  market rate, such as a bank's prime rate, the 91-day U.S.  Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.  The interest  rate on a variable rate note is also based on a stated
prevailing market rate but is adjusted automatically at specified intervals.  Generally, the changes in the  interest  rate on such  securities  reduce the  fluctuation  in their market value.  As interest rates decrease or increase,  the potential for capital  appreciation  or depreciation  is less  than  that  for  fixed-rate  obligations  of the same  maturity.  The
Underlying  Fund's  manager may  determine  that an unrated  floating  rate or variable rate obligation  meets the  Fund's  quality  standards  by reason of being  backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated  maturity in excess of one year may have  features  that permit the holder to recover the  principal  amount of the underlying  security at specified  intervals not exceeding one year and upon no more than 30 days'  notice.  The issuer of that type of note  normally has a  corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.

      Step-coupon  bonds have a coupon  interest rate that changes  periodically  during the life of the security on predetermined dates that are set when the security is issued.

      |X| "When-Issued" and  "Delayed-Delivery"  Transactions.  Some of the Underlying Funds
may invest in securities on a  "when-issued"  basis and may purchase or sell securities on a
"delayed-delivery"   basis.  When-issued  and  delayed-delivery  are  terms  that  refer  to securities whose terms and indenture are available and for which a market exists,  but which are not available for immediate delivery.  For specific limitations on the Underlying Funds'
investments in "when-issued" and "delayed-delivery"  transactions,  refer to the SAI for the
Underlying Fund.

      When such  transactions  are  negotiated,  the price (which is generally  expressed in yield  terms) is fixed at the time the  commitment  is made.  Delivery  and  payment for the securities  take place at a later date.  The  securities are subject to change in value from market  fluctuations  during the period until settlement.  The value at delivery may be less than the purchase  price.  For example,  changes in interest rates in a direction other than that expected by the Underlying  Fund's manager before  settlement  will affect the value of such  securities  and may cause a loss to an  Underlying  Fund.  During the  period  between purchase  and  settlement,  no  payment is made by an  Underlying  Fund to the issuer and no interest  accrues to the Underlying Fund from the investment  until it receives the security at settlement.  There is a risk of loss to the Underlying  Fund if the value of the security changes  prior to the  settlement  date,  and there is the risk that the other party may not perform.

      Some of the  Underlying  Funds may engage in when-issued  transactions  to secure what their manager considers to be an advantageous  price and yield at the time the obligation is entered  into.  When an  Underlying  Fund  enters  into a  when-issued  or  delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause an Underlying  Fund to lose the  opportunity to obtain the security at a price and yield its manager considers to be advantageous.

      When an Underlying Fund engages in when-issued and delayed-delivery  transactions,  it does so for the purpose of acquiring or selling  securities  consistent  with its investment objective  and policies or for delivery  pursuant to options  contracts it has entered into, and not for the purpose of investment leverage.  Although an Underlying Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities,  it may dispose of a commitment  prior to settlement.  If an Underlying Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time an Underlying  Fund makes the commitment to purchase or sell a security on a  when-issued  or  delayed-delivery  basis,  it records  the  transaction  on its books and reflects the value of the security  purchased in determining  its net asset value. In a sale transaction,  it records the proceeds to be received.  An  Underlying  Fund will identify on its books  liquid  assets at least equal in value to the value of its  purchase  commitments until it pays for the investment.

      When-issued and  delayed-delivery  transactions can be used by an Underlying Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices,  an Underlying Fund might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt to limit its exposure to  anticipated  falling  prices.  In periods of falling  interest rates and rising prices, an Underlying Fund might sell portfolio  securities and purchase the same or similar securities on a  when-issued  or  delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Repurchase  Agreements.  Some of the  Underlying  Funds  can  acquire  securities subject to repurchase  agreements.  An Underlying Fund might do so for liquidity purposes to meet anticipated  redemptions of fund shares, or pending the investment of the proceeds from sales of fund shares,  or pending the settlement of portfolio  securities  transactions,  or for temporary defensive purposes.

      In  a  repurchase   transaction,   an  Underlying  Fund  buys  a  security  from,  and
simultaneously  resells it to, an  approved  vendor for  delivery on an  agreed-upon  future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the  repurchase  agreement is in effect.
Approved  vendors  include  U.S.  commercial  banks,  U.S.  branches  of foreign  banks,  or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit requirements set by the Underlying Fund's manager from time to time.

      The majority of these  transactions run from day to day, and delivery  pursuant to the resale  typically  occurs  within one to five days of the  purchase.  Repurchase  agreements having a maturity  beyond seven days are subject to an  Underlying  Fund's limits on holding illiquid  investments.  There is generally no limit on the amount of the  Underlying  Funds'
net assets that may be subject to repurchase  agreements  having maturities of seven days or less for defensive purposes.  For specific  limitations on the Underlying Funds' investments in securities subject to repurchase agreements, refer to the SAI for the Underlying Fund.

      Repurchase  agreements,  considered  "loans"  under  the  Investment  Company  Act are collateralized  by the underlying  security.  The Underlying  Funds'  repurchase  agreements require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase  price to fully  collateralize  the repayment obligation.  However,  if the vendor fails to pay the resale price on the delivery date, the
Underlying Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so. The  Underlying  Funds' manager will monitor the vendor's  creditworthiness  to  confirm  that  the  vendor  is  financially  sound  and will continuously monitor the collateral's value.

      Pursuant to an Exemptive  Order issued by the SEC, the  Underlying  Funds,  along with other affiliated  entities managed by their manager,  may transfer  uninvested cash balances into one or more joint  repurchase  accounts.  These  balances  are  invested in one or more repurchase agreements,  secured by U.S. government  securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention or sale of the collateral may be subject to legal proceedings.

      Reverse  Repurchase  Agreements.   Some  of  the  Underlying  Funds  can  use  reverse
repurchase  agreements on debt  obligations it owns. Under a reverse  repurchase  agreement, the  Underlying  Fund sells an  underlying  debt  obligation  and  simultaneously  agrees to repurchase the same security at an agreed-upon  price on an agreed-upon date. The Underlying
Fund  will  identify  on its  books  liquid  assets  in an  amount  sufficient  to cover its obligations under reverse repurchase agreements,  including interest,  until payment is made to the seller.

      These  transactions  involve the risk that the market value of the securities  sold by the Underlying  Fund under a reverse  repurchase  agreement could decline below the price at which the Underlying Fund is obligated to repurchase  them.  These agreements are considered borrowings  by the  Underlying  Fund and will be subject to the asset  coverage  requirement under the Underlying Fund's policy on borrowing.

      Investment  in Other  Investment  Companies.  Some of the  Underlying  Funds  can also invest in the securities of other  investment  companies,  which can include open-end funds, closed-end  funds  and unit  investment  trusts,  subject  to the  limits  set  forth in the
Investment  Company  Act  that  apply  to  those  types  of  investments.  For  example,  an
Underlying Fund may invest in  Exchange-Traded  Funds, which are typically open-end funds or unit investment  trusts,  listed on a stock  exchange.  The Underlying Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Underlying Fund may not be able to buy those portfolio  securities  directly.  As a non-fundamental  policy,  the Underlying
Funds cannot invest in the securities of other registered open-end  investment  companies or registered  unit  investment  trusts in  reliance  on  sub-paragraph  (F) or (G) of  section
12(d)(1) of the Investment Company Act.

      Investing  in another  investment  company  may  involve  the  payment of  substantial premiums above the value of such investment  company's  portfolio  securities and is subject to  limitations  under the  Investment  Company Act. The  Underlying  Funds do not intend to invest  in other  investment  companies  unless  the  Manager  believes  that the  potential benefits  of the  investment  justify the payment of any  premiums  or sales  charges.  As a shareholder of an investment  company,  the Underlying  Fund would be subject to its ratable share of that  investment  company's  expenses,  including  its advisory and  administration expenses.  For specific  limitations on the Underlying  Funds'  investments in securities of other investment  companies,  refer to the SAI for the Underlying Fund. The Underlying Funds
do not  anticipate  investing  a  substantial  amount of their net assets in shares of other investment companies.

|X|   Real Estate  Investment  Trusts  (REITs).  Some of the Underlying  Funds can invest in real estate investment  trusts, as well as real estate  development  companies and operating companies.  They can also buy shares of companies  engaged in other real estate  businesses.
REITs are  trusts  that sell  shares to  investors  and use the  proceeds  to invest in real estate.  A REIT can focus on a particular  project,  such as a shopping  center or apartment complex, or may buy many properties or properties located in a particular geographic region.

      To the  extent a REIT  focuses  on a  particular  project,  sector of the real  estate market or  geographic  region,  its share price will be affected by economic  and  political events affecting that project,  sector or geographic region. Property values may fall due to increasing  vacancies or declining  rents  resulting  from  unanticipated  economic,  legal, cultural or technological developments.  REIT prices also may drop because of the failure of borrowers to pay their loans,  a dividend  cut, a disruption  to the real estate  investment sales  market,  changes in federal or state  taxation  policies  affecting  REITs,  and poor management.

|X|   Illiquid and Restricted  Securities.  Under the policies and procedures established by the Underlying Funds' Boards of  Trustees/Directors,  their manager determines the liquidity of certain of an Underlying  Fund's  investments.  To enable an Underlying  Fund to sell its holdings of a restricted  security not  registered  under  applicable  securities  laws, the
Underlying  Fund may have to cause  those  securities  to be  registered.  The  expenses  of registering  restricted  securities may be negotiated by the Underlying Fund with the issuer at the time the Underlying Fund buys the  securities.  When the Underlying Fund must arrange registration  because the Underlying Fund wishes to sell the security, a considerable period may elapse  between  the time the  decision  is made to sell the  security  and the time the security is registered so that the Underlying  Fund could sell it. The Underlying Fund would bear the risks of any downward price fluctuation during that period.

      The  Underlying  Funds  may  also  acquire   restricted   securities  through  private
placements.  Those  securities have contractual  restrictions on their public resale.  Those restrictions may make it more difficult to value them, and might limit an Underlying  Fund's ability to dispose of the securities  and might lower the amount the  Underlying  Fund could realize upon the sale.

      The  Underlying   Funds  have  limitations  that  apply  to  purchases  of  restricted securities,  as stated in their prospectus.  Those percentage  restrictions generally do not
limit  purchases  of  restricted   securities  that  are  eligible  for  sale  to  qualified
institutional  purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by their manager under  Board-approved  guidelines.  Those guidelines take into account the trading  activity for such securities and the  availability of  reliable  pricing  information,  among  other  factors.  If there  is a lack of  trading interest in a particular Rule 144A security,  an Underlying Fund's holdings of that security may be considered to be illiquid.

      Illiquid  securities  generally include  repurchase  agreements  maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Forward  Rolls.   Some  of  the  Underlying   Funds  can  enter  into  "forward  roll"
transactions with respect to mortgage-related  securities.  In this type of transaction,  an
Underlying Fund sells a mortgage-related  security to a buyer and  simultaneously  agrees to repurchase a similar  security  (the same type of  security,  and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be  collateralized by different pools of mortgages (with different prepayment  histories) than the securities that have been sold.  Proceeds  from the sale are  invested in  short-term  instruments,  such as repurchase  agreements.  The income from those  investments,  plus the fees from the forward roll  transaction,  are expected to generate  income to the Underlying Fund in excess of the yield on the securities that have been sold.

      The  Underlying  Fund will only  enter  into  "covered"  rolls.  To assure  its future payment of the purchase price,  the Underlying Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks.  During the period between the sale and the repurchase, the Underlying Fund will not be entitled to receive  interest and principal  payments on the securities  that have been sold. It is possible that the market value of the  securities the
Underlying  Fund  sells  might  decline  below  the price at which  the  Underlying  Fund is obligated to repurchase securities.

|X|   Borrowing for Leverage.  Many of the Underlying  Funds have the ability to borrow from banks, to invest the borrowed funds in portfolio  securities.  This speculative technique is known as "leverage."  Currently,  under the Investment Company Act, absent exemptive relief, a mutual  fund may  borrow  only from  banks and the  maximum  amount it may borrow is up to one-third of its total assets  (including  the amount  borrowed)  less all  liabilities  and indebtedness  other  than  borrowing,  except  that a fund may  borrow up to 5% of its total assets for temporary purposes from any person.  Under the Investment Company Act, there is a rebuttable  presumption  that a loan is  temporary  if it is  repaid  within 60 days and not extended or renewed.  If the value of an  Underlying  Fund's  assets  fails to meet the 300%
asset coverage requirement,  the Underlying Fund will reduce its bank debt within three days to meet the  requirement.  To do so, the Underlying Fund might have to sell a portion of its investments at a disadvantageous time.

The Underlying Fund will pay interest on its borrowings, and that interest expense will raise the overall expenses of the Underlying Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.
Additionally, an Underlying Fund's net asset values per share might fluctuate more than that of funds that do not borrow.

|X|   Loans of Portfolio  Securities.  To raise cash for income or liquidity purposes,  some of the Underlying  Funds can lend their portfolio  securities to brokers,  dealers and other types of  financial  institutions  approved by the  Underlying  Funds'  Board of Trustees or
Directors.  For specific limitations on the Underlying Funds' loans of portfolio securities, refer to the SAI for the Underlying Fund. In addition,  these loans are subject to the other conditions described in the SAI of  the Underlying Fund.

      There are some risks in connection with securities  lending.  An Underlying Fund might experience  a delay in  receiving  additional  collateral  to  secure a loan,  or a delay in recovery of the loaned securities if the borrower defaults.  An Underlying Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change),  on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit or securities of the
U.S. government or its agencies or instrumentalities,  or other cash equivalents in which an
Underlying  Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Underlying Fund if the demand meets the terms of the  letter.  The terms of the letter of credit and the  issuing  bank both must be satisfactory to the Underlying Fund.

      When it lends securities,  the Underlying Fund receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of (a) negotiated loan fees,
(b) interest on  securities  used as  collateral,  and (c) interest on any  short-term  debt securities  purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The  Underlying  Fund  may  also  pay  reasonable  finder's,  custodian  and administrative  fees in  connection  with these loans.  The terms of the  Underlying  Fund's loans  must meet  applicable  tests  under the  Internal  Revenue  Code and must  permit the
Underlying  Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      Some of the Underlying Funds may lend their portfolio  securities to brokers,  dealers and  other  financial  institutions  pursuant  to  the  Securities  Lending  Agreement  (the
"Securities Lending Agreement") with JP Morgan Chase,  subject to the restrictions stated in the  prospectuses  of these funds.  Under the  Securities  Lending  Agreement and applicable regulatory  requirements  (which are subject to change),  the loan collateral  must, on each business  day, be at least equal to the value of the loaned  securities  and must consist of cash,  bank  letters of credit or  securities  of the U.S.  Government  (or its  agencies or instrumentalities),  or other cash equivalents in which these funds are permitted to invest.
To be acceptable as  collateral,  letters of credit must obligate a bank to pay to JP Morgan
Chase,  as agent,  amounts  demanded  by these  funds if the  demand  meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be  satisfactory to JP
Morgan Chase and the fund.  These funds will  receive,  pursuant to the  Securities  Lending
Agreement,  80% of all annual  net  income  (i.e.,  net of  rebates  to the  Borrower)  from securities lending  transactions.  JP Morgan Chase has agreed, in general,  to guarantee the obligations  of borrowers to return loaned  securities  and to be  responsible  for expenses relating  to  securities  lending.  These  funds  will be  responsible,  however,  for risks associated  with the  investment of cash  collateral,  including the risk that the issuer of the  security  in which the cash  collateral  has been  invested  defaults.  The  Securities
Lending  Agreement  may be  terminated  by either  JP  Morgan  Chase or the fund on 30 days'
written notice.  The terms of these funds' loans must also meet  applicable  tests under the
Internal  Revenue Code and permit a fund to reacquire  loaned  securities  on five  business days'  notice or in time to vote on any  important  matter.  These  funds  will  lend  their portfolio  securities in  conformity  with each fund's  Securities  Lending  Guidelines,  as adopted by the Fund's Board.

|X|   Duration  of the Fund's  Portfolio.  Some of the  Underlying  Funds can invest in debt securities  of any  maturity  or  duration  but may have an  operating  policy to maintain a dollar-weighted  average effective  portfolio duration of not more than 3 years. The goal is to try to manage the sensitivity of the Underlying  Fund's  portfolio to changes in interest rates,  and in doing so to manage the  volatility of the  Underlying  Fund's share prices in response to those changes.  However,  unanticipated events may change the effective duration of a security  after the  Underlying  Fund buys it, and there can be no  assurance  that the
Underlying Fund will achieve its targeted duration at all times.

      The Manager  determines the effective  duration of debt  obligations  purchased by the
Underlying  Fund by  considering  various  factors that apply to a  particular  type of debt obligation,  including those described below.  Duration is a measure of the expected life of a security on a current-value  basis expressed in years,  using  calculations  that consider the security's yield, coupon interest payments, final maturity and call features.

      While a debt  security's  maturity  can be  used to  measure  the  sensitivity  of the security's  price to changes in interest rates,  the term to maturity of a security does not take into account the pattern (or expected  pattern) of the security's  payments of interest or principal  prior to  maturity.  Duration,  on the other hand,  measures the length of the time  interval  from the present to the time when the  interest and  principal  payments are scheduled to be received (or, in the case of a mortgage-related  security, when the interest payments  are  expected to be  received).  Duration  calculations  weigh them by the present value of the cash to be received at each future point in time.  If the interest  payments on a debt security  occur prior to the repayment of principal,  the duration of the security is less than its stated  maturity.  For zero-coupon  securities,  duration and term to maturity are equal.

      Absent  other  factors,  the lower the  stated or coupon  rate of  interest  on a debt security  or the  longer  the  maturity  or the  lower  the  yield-to-maturity  of the  debt security,  the longer the  duration of the  security.  Conversely,  the higher the stated or coupon rate of interest,  the shorter the maturity or the higher the  yield-to-maturity of a debt security, the shorter the duration of the security.

      Futures,  options and options on futures in general  have  durations  that are closely related  to the  duration  of the  securities  that  underlie  them.  Holding  long  futures positions  or call option  positions  (backed by liquid  assets)  will tend to lengthen  the portfolio's duration.

In some cases the standard  effective  duration  calculation  does not properly  reflect the interest rate  exposure of a security.  For example,  floating and variable rate  securities often have final maturities of ten or more years.  However,  their exposure to interest rate changes  corresponds  to the frequency of the times at which their  interest  coupon rate is reset.  In the case of mortgage  pass-through  securities,  the stated final maturity of the security is typically  30 years,  but current  rates or  prepayments  are more  important to determine the security's interest rate exposure. In these and other similar situations,  the
Manager  will use  other  analytical  techniques  that  consider  the  economic  life of the security as well as relevant  macroeconomic factors (such as historical prepayment rates) in determining the Underlying Fund's effective duration.

|X|   Money  Market  Instruments.  Some of the  Underlying  Funds can invest in a variety of high quality money market  instruments  and short-term debt  obligations,  both under normal market  conditions and for defensive  purposes.  The following is a brief description of the types of money market  securities and short-term debt  obligations the Underlying  Funds can invest in. Those money market securities are high-quality,  short-term debt instruments that are issued by the U.S.  government,  corporations,  banks or other  entities.  They may have fixed, variable or floating interest rates.

      o U.S.  Government  Securities.  Some  of the  Underlying  Funds  can  invest  in U.S.
Government  securities.   These  include  obligations  issued  or  guaranteed  by  the  U.S.
government or any of its agencies or instrumentalities.

      o Bank Obligations.  Some of the Underlying Funds can buy time deposits,  certificates of deposit and bankers' acceptances. They must be:

            o obligations  issued or  guaranteed  by a  domestic  bank or  foreign  bank
              (including a foreign  branch of a domestic bank) having total assets of at least U.S. $1 billion,
o     banker's  acceptances (which may or may not be supported by letters of credit) only if guaranteed  by a U.S.  commercial  bank with total assets of at least U.S.
              $1 billion.

      Some of the  Underlying  Funds  can  make  time  deposits.  These  are  non-negotiable deposits in a bank for a specified  period of time. They may be subject to early  withdrawal penalties.  Time deposits that are subject to early withdrawal  penalties are subject to the
Fund's  limits on illiquid  investments,  as described  below.  "Banks"  include  commercial banks, savings banks and savings and loan associations.

      o Commercial  Paper.  Some of the Underlying  Funds can invest in commercial  paper if it is rated  within  the top two or three  rating  categories  of S&P and  Moody's  or other rating  organizations.  If the paper is not rated,  it may be  purchased  if the  Underlying
Fund's manager  determines that it is comparable to rated commercial paper in the top two or three rating categories of national rating organizations.

      Some  of  the   Underlying   Funds   can  buy   commercial   paper,   including   U.S.
dollar-denominated  securities of foreign  branches of U.S. banks,  issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank,  government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

      o Variable Amount Master Demand Notes.  Master demand notes are corporate  obligations that permit the investment of fluctuating  amounts by the Underlying  Funds at varying rates of interest  under  direct  arrangements  between an  Underlying  Fund,  as lender,  and the borrower.  They permit daily changes in the amounts  borrowed.  An  Underlying  Fund has the right to increase  the amount  under the note at any time up to the full amount  provided by the note  agreement,  or to decrease  the  amount.  The  borrower  may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending  arrangements  between the lender and borrower, it is not  expected  that there will be a trading  market  for them.  There is no  secondary market for these notes,  although they are redeemable (and thus are immediately repayable by the borrower) at principal  amount,  plus accrued  interest,  at any time.  Accordingly,  an
Underlying  Fund's right to redeem such notes is dependent  upon the ability of the borrower to pay principal and interest on demand.  For specific  limitations on the Underlying Funds'
investments in these notes, refer to the SAI for the Underlying Fund.

      The  Underlying  Funds may have no  limitations  on the type of issuer from whom these notes will be  purchased.  However,  in  connection  with such  purchases  and on an ongoing basis, the Manager will consider the earning power,  cash flow and other liquidity ratios of the issuer,  and its ability to pay principal and interest on demand,  including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes may be subject to the  limitation  on  investments  by a  Underlying  Fund in illiquid securities, described in the Underlying Fund's Prospectus.

      |X|   Derivatives.  Many Underlying  Funds, and the tactical  allocation  component of the  Active  Allocation  Fund,  can invest in a variety of  derivative  investments  to gain investment  exposure to certain asset  classes to seek income,  to seek income for liquidity needs or for hedging  purposes.  Some  derivative  investments  that may be used include the hedging instruments  described below in this SAI. Segregated accounts will be maintained for all  derivative  transactions,  as required by the  Investment  Company  Act.  For  specific limitations on the Underlying  Funds'  investments in derivatives,  refer to the SAI for the
Underlying Fund.

      Among the derivative  investments  that some of the Underlying  Funds and the tactical allocation  component  of the Active  Allocation  Fund can invest in are  "index-linked"  or
"currency-linked"  notes. Principal and/or interest payments on index-linked notes depend on
the  performance  of  an  underlying  index.   Currency-indexed   securities  are  typically
short-term or  intermediate-term  debt  securities.  Their value at maturity or the rates at which they pay income are  determined by the change in value of the U.S.  dollar against one or more foreign  currencies or an index. In some cases,  these  securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other  derivative  investments  include  "debt  exchangeable  for common  stock" of an issuer or "equity-linked  debt securities" of an issuer.  At maturity,  the debt security is exchanged  for common  stock of the issuer or it is payable in an amount  based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's common stock might not be as high as the manager expected.

      Credit  Derivatives.  Some  of  the  Underlying  Funds  and  the  tactical  allocation component of the Active  Allocation Fund may enter into credit default swaps,  both directly
("unfunded  swaps") and indirectly in the form of a swap embedded  within a structured  note
("funded  swaps"),  to protect  against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single  security,  or on a basket of  securities.  A fee is paid to enter  into the swap and  receives  a fixed  payment  during  the life of the swap. An Underlying  Fund the tactical  allocation  component of the Active  Allocation Fund may  take a short  position  in the  credit  default  swap  (also  known as  "buying  credit protection"),  or may take a long  position in the credit  default  swap note (also known as
"selling credit protection").

      An Underlying Fund or the tactical allocation  component of the Active Allocation Fund could take a short position in a credit  default swap (the  "unfunded  swap") against a long portfolio  position  to  decrease  exposure to  specific  high yield  issuers.  If the short credit  default  swap is against a corporate  issue,  the  Underlying  Fund or the  tactical allocation  component of the Active Allocation Fund must own that corporate issue.  However, if the short credit  default swap is against  sovereign  debt,  the  Underlying  Fund or the tactical  allocation  component  of the  Active  Allocation  Fund  may own  either:  (i) the reference  obligation,  (ii) any sovereign debt of that foreign country,  or (iii) sovereign debt of any country that its manager  determines  is closely  correlated  as an inexact bona fide hedge.

      If a short  position is taken in s credit  default swap and if there is a credit event
(including  bankruptcy,  failure to timely pay interest or principal,  or a  restructuring), the defaulted bonds will be delivered and the swap  counterparty  will pay the par amount of the bonds.  An  associated  risk is adverse  pricing  when  purchasing  bonds to satisfy the delivery  obligation.  If the swap is on a basket of securities,  the notional amount of the swap is reduced by the par amount of the  defaulted  bond,  and the fixed  payments are then made on the reduced notional amount.

      Taking a long position in the credit  default swap note (i.e.,  purchasing the "funded swap") would  increase the  Underlying  Fund's or the tactical  allocation  component of the
Active Allocation Fund's exposure to specific high yield corporate  issuers.  The goal would be to  increase  liquidity  in that  market  sector  via the swap  note  and its  associated increase in the number of trading  instruments,  the number and type of market participants, and market capitalization.

      If an Underlying Fund or the tactical  allocation  component of the Active  Allocation
Fund takes a long  position in the credit  default swap note and if there is a credit event, the Underlying Fund or the tactical allocation  component of the Active Allocation Fund will pay the par amount of the bonds and the swap  counterparty  will  deliver the bonds.  If the swap is on a basket of  securities,  the  notional  amount of the swap is reduced by the par amount of the defaulted  bond, and the fixed payments are then made on the reduced  notional amount.

      Other risks of credit  default swaps include the cost of paying for credit  protection if there are no credit  events,  pricing  transparency  when  assessing the cost of a credit default swap,  counterparty risk, and the need to fund the delivery  obligation (either cash or the defaulted bonds,  depending on whether the Underlying Fund or the tactical allocation component  of the  Active  Allocation  Fund is long or short  the swap,  respectively).  For specific  limitations on the Underlying Funds' investments in credit  derivatives,  refer to the SAI for the Underlying Fund.

      Investments  in Hybrid  Instruments.  A primary  vehicle for  gaining  exposure to the commodities  markets  is  through  hybrid  instruments.  These  are  either  equity  or debt derivative  securities  with one or more  commodity-dependent  components  that have payment features  similar to a  commodity  futures  contract,  a  commodity  option  contract,  or a
combination  of  both.  Therefore,   these  instruments  are  "commodity-linked."  They  are
considered  "hybrid"  instruments  because they have both  commodity-like  and security-like characteristics.  Hybrid  instruments  are derivative  instruments  because at least part of their value is derived from the value of an underlying  commodity,  futures contract,  index or other readily measurable economic variable.

         Qualifying  Hybrid  Instruments.  Some of the Underlying Funds may invest in hybrid instruments  that qualify for exclusion  from  regulation  under the Commodity  Exchange Act
(the "Act") and the regulations adopted thereunder. See Appendix D to this SAI.

         Principal  Protection.  Hybrid  instruments may be principal  protected,  partially protected,  or offer no principal protection.  A principal protected hybrid instrument means that the issuer will pay, at a minimum,  the par value of the note at  maturity.  Therefore, if the commodity  value to which the hybrid  instrument is linked  declines over the life of the note, the Underlying Fund will receive at maturity the face or stated value of the note.

      With a principal  protected  hybrid  instrument,  the Underlying  Fund will receive at maturity  the  greater  of the  par  value  of the  note or the  increase  in  value  of the underlying  commodity  or index.  This  protection  is, in effect,  an option whose value is subject to the  volatility  and price level of the underlying  commodity.  This  optionality can be added to a hybrid  structure,  but only for a cost  higher  than that of a  partially protected (or no protection)  hybrid  instrument.  The Manager's  decision on whether to use principal  protection  depends  in part on the  cost of the  protection.  In  addition,  the protection  feature depends upon the ability of the issue to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.

      With full principal  protection,  the Underlying  Fund will receive at maturity of the hybrid instrument either the stated par value of the hybrid instrument,  or potentially,  an amount  greater  than the  stated  par value if the  underlying  commodity,  index,  futures contract or economic  variable to which the hybrid  instrument  is linked has  increased  in value.  Partially  protected  hybrid  instruments  may suffer some loss of  principal if the underlying  commodity,  index,  futures  contract or  economic  variable to which the hybrid instrument is linked  declines in value during the term of the hybrid  instrument.  However, partially  protected hybrid instruments have a specified limit as to the amount of principal that they may lose.

         Hybrid Instruments Without Principal  Protection.  Some of the Underlying Funds may
also invest in hybrid  instruments that offer no principal  protection.  At maturity,  there is a risk that the underlying  commodity price,  futures  contract,  index or other economic variable may have declined  sufficiently in value such that some or all of the face value of the  hybrid  instrument  might not be  returned.  Some of the  hybrid  instruments  that the
Underlying  Fund may invest in may have no principal  protection  and the hybrid  instrument could lose all of its value.

      With  a  partially-protected  or   no-principal-protection   hybrid  instrument,   the
Underlying  Fund may  receive at  maturity  an amount  less than the note's par value if the commodity,  index or other economic variable value to which the note is linked declines over the term of the note. The Manager,  at its discretion,  may invest in a partially  protected principal  structured note or a note without principal  protection.  In deciding to purchase a note without  principal  protection,  the Manager may consider,  among other  things,  the expected performance of the underlying  commodity futures contract,  index or other economic variable over the term of the note,  the cost of the note,  and any other  economic  factors which the Manager believes are relevant.

         Limitations  on Leverage.  Some of the hybrid  instruments  in which an  Underlying
Fund  invests may  involve  leverage.  To avoid being  subject to undue  leverage  risk,  an
Underlying  Fund may seek to limit the amount of  economic  leverage it has under one hybrid instrument  in  which  it  invests  and  the  leverage  of  the  Underlying  Fund's  overall portfolio.  For example,  an Underlying  Fund may not invest in a hybrid  instrument  if, at the time of purchase:
o     That  instrument's  "leverage  ratio"  exceeds  300%  of  the  price  increase  in the underlying commodity, futures contract, index or other economic variable; or
o     The Underlying  Fund's "portfolio  leverage ratio" exceeds 150%,  measured at the time of purchase.

      "Leverage  ratio"  is the  expected  increase  in the  value of a  hybrid  instrument, assuming a one percent price increase in the underlying commodity,  futures contract,  index or other economic  factor.  In other words,  for a hybrid  instrument with a leverage factor of 150%,  a 1% gain in the  underlying  economic  variable  would be expected to result in a
1.5% gain in value for the hybrid instrument.  "Portfolio  leverage ratio" is defined as the average  (mean)  leverage  ratio of all  instruments  in the  Underlying  Fund's  portfolio, weighted  by the market  values of such  instruments  or, in the case of futures  contracts, their notional values.

         Counterparty  Risk.  A  significant  risk of  Hybrid  Instruments  is  counterparty risk.  Unlike  exchange-traded  futures and options,  which are standard  contracts,  hybrid instruments  are  customized  securities,  tailor-made by a specific  issuer.  With a listed futures or options  contract,  an  investor's  counterparty  is the exchange  clearinghouse.
Exchange  clearinghouses  are  capitalized  by the exchange  members and typically have high investment  grade ratings (ratings of AAA or AA by Standard & Poor's).  Therefore,  the risk is small that an exchange clearinghouse might be unable to meet its obligations at maturity.

      However,  with a hybrid instrument,  the Underlying Fund will take on the counterparty credit risk of the issuer.  That is, at maturity of the hybrid  instrument,  there is a risk that the  issuer  may be unable to  perform  its  obligations  under  the  structured  note.
Issuers of hybrid instruments are typically large money center banks, broker-dealers,  other financial  institutions  and large  corporations.  To minimize this risk the Underlying Fund will transact,  to the extent  possible,  with issuers who have an  investment-grade  credit rating from a nationally recognized statistical rating organization ("NRSRO").

|X|   Hedging.  Many  Underlying  Funds can use hedging  instruments  although  they may not obligated to use them in seeking their  objectives.  To attempt to protect against  declines in the market  value of the  Underlying  Funds'  portfolio,  to permit these funds to retain unrealized  gains  in the  value of  portfolio  securities  which  have  appreciated,  or to facilitate selling securities for investment reasons, these funds could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write  covered  calls on  securities  or  futures.  Covered  calls may also be used to increase these funds' income.

      The Underlying Funds can use hedging to establish a position in the securities  market as a temporary substitute for purchasing  particular  securities.  In that case, these funds would normally seek to purchase the  securities  and then  terminate that hedging  position.
These funds might also use this type of hedge to attempt to protect  against the possibility that its portfolio  securities would not be fully included in a rise in value of the market.
To do so these funds could:
o     buy futures, or
o     buy calls on futures or on securities.

      The Underlying  Funds may not obligated to use hedging  instruments,  even though they may be  permitted  to use  them in their  manager's  discretion,  as  described  below.  The
Underlying  Funds' strategy of hedging with futures and options on futures may be incidental
to  these  funds'  activities  in  the  underlying  cash  market.   The  particular  hedging
instruments  these  funds can use are  described  below.  These funds may employ new hedging instruments  and  strategies  when  they are  developed,  if those  investment  methods  are consistent  with these funds'  investment  objective and are  permissible  under  applicable regulations governing these funds.

      o Futures.  Some of the Underlying Funds and the tactical allocation  component of the
Active  Allocation Fund can buy and sell futures  contracts that relate to (1) broadly-based bond or  other  security  indices  (these  are  referred  to as  "financial  futures"),  (2)
commodity  contracts  (these are referred to as "commodity  futures"),  (3) debt  securities
(these are  referred to as  "interest  rate  futures"),  (4) foreign  currencies  (these are referred to as "forward contracts"),  (5) individual stock (these are referred to as "single stock  futures"),  (6) bond indices (these are referred to as "bond index  futures") and (7)
broadly-based  stock indices (these are referred to as "stock index futures").  For specific information on the permitted type of future  contract for an Underlying  Fund,  refer to the
SAI for the Underlying Fund.

      A broadly-based  stock index is used as the basis for trading stock index futures.  In some  cases,  these  futures may be based on stocks of issuers in a  particular  industry or group of industries.  A stock index assigns  relative  values to the securities  included in the index and its value  fluctuates  in response  to the changes in value of the  underlying securities.  A stock index  cannot be  purchased or sold  directly.  Bond index  futures are similar  contracts  based on the future value of the basket of securities  that comprise the index.  These contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either  party may also settle the  transaction  by entering into an offsetting contract.

      An interest  rate future  obligates  the seller to deliver (and the purchaser to take)
cash or a specified  type of debt security to settle the futures  transaction.  Either party could also enter into an offsetting contract to close out the position.  Similarly, a single stock  future  obligates  the  seller  to  deliver  (and the  purchaser  to take)  cash or a specified equity security to settle the futures  transaction.  Either party could also enter into an offsetting contract to close out the position.  Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Commodity  futures may be based upon  commodities  within five main commodity  groups:
(1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes  cattle and hogs; (3)  agriculture,  which includes  wheat,  corn,  soybeans, cotton,  coffee,  sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead,  nickel,  tin and zinc; and (5) precious  metals,  which  includes gold,  platinum and silver.  These funds may purchase and sell commodity futures  contracts,  options on futures contracts  and options  and futures on  commodity  indices  with  respect to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

      No  payment is made or  received  by an  Underlying  Fund or the  tactical  allocation component of the Active  Allocation Fund on the purchase or sale of a future.  Upon entering into a futures transaction,  a deposit will be required to be made an initial margin payment with the futures commission  merchant (the "futures  broker").  Initial margin payments will be deposited with a fund's  custodian bank in an account  registered in the futures broker's name.  However,  the futures  broker can gain access to that  account  only under  specified conditions.  As the  future is marked to  market  (that is,  its value on a fund's  books is changed)  to  reflect  changes in its  market  value,  subsequent  margin  payments,  called variation margin, will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the future,  an  Underlying  Fund or the tactical allocation  component of the Active  Allocation  Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation  margin is made and any additional  cash must be paid by or released to the  Underlying  Fund. Any loss or gain on the future is then  realized by the  Underlying  Fund or the tactical  allocation component of the Active  Allocation  Portfolio for tax purposes.  All futures  transactions, except forward contracts,  are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Put and Call Options.  Some  Underlying  Funds can buy and sell certain kinds of put options  ("puts")  and  call  options  ("calls").  The  Underlying  Funds  can buy and  sell exchange-traded  and  over-the-counter  put  and  call  options,  including  index  options, securities options,  currency options,  commodities  options, and options on the other types of futures described in this SAI.

      o Writing  Covered  Call  Options.  Some  Underlying  Funds can write (that is,  sell)
covered  calls.  If these funds sell a call  option,  it must be  covered.  That means these funds  must own the  security  subject to the call  while the call is  outstanding,  or, for calls on  futures  and  indices,  the call may be covered by  identifying  liquid  assets to enable  the  Underlying  Fund to  satisfy  its  obligations  if the call is  exercised.  For specific  limitations on the Underlying  Funds'  investments in covered calls,  refer to the
SAI for the Underlying Fund.

      When an  Underlying  Fund writes a call on a security,  it receives  cash (a premium).
The  Underlying  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the same security  during the call period at a fixed  exercise  price regardless  of market price changes  during the call period.  The call period is usually not more  than  nine  months.  The  exercise  price  may  differ  from the  market  price of the underlying  security.  The  Underlying  Fund  has the  risk of loss  that  the  price of the underlying  security  may decline  during the call  period.  That risk may be offset to some extent by the premium the Underlying Fund receives.  If the value of the investment does not rise above the call price,  it is likely that the call will lapse without  being  exercised.
In that case the Underlying Fund would keep the cash premium and the investment.

When the  Underlying  Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Underlying  Fund will pay an amount of cash equal to the difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple  that  determines  the  total  value  of the  call  for  each  point  of difference.  If the value of the underlying  investment  does not rise above the call price, it is likely that the call will lapse without being  exercised.  In that case the Underlying
Fund would keep the cash premium.

      The  Underlying  Fund's  custodian  bank,  or a securities  depository  acting for the custodian  bank, will act as the Underlying  Fund's escrow agent,  through the facilities of the  Options  Clearing  Corporation  ("OCC"),  as to the  investments  on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the expiration of the option or when the Underlying Fund enters into a closing transaction.

      When the Underlying  Fund writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement with a primary U.S. government  securities dealer which will establish a formula price at which the Underlying  Fund will have the absolute right to repurchase  that
OTC option.  The formula price will generally be based on a multiple of the premium received for the option,  plus the amount by which the option is  exercisable  below the market price of the  underlying  security  (that is, the option is "in the money").  When the  Underlying
Fund writes an OTC option,  it will treat as illiquid  (for purposes of its  restriction  on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Underlying  Fund  may purchase a  corresponding  call in a "closing  purchase  transaction."  The Underlying  Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium received on the call the Underlying Fund wrote is more or less  than the  price of the call the  Underlying  Fund  purchases  to close out the transaction.  The  Underlying  Fund may  realize a profit if the call  expires  unexercised, because the Underlying Fund will retain the underlying  security and the premium it received when it wrote the  call.  Any such  profits  are  considered  short-term  capital  gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the
Underlying Fund they are taxable as ordinary income.  If the Underlying Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The  Underlying  Funds may also write calls on a futures  contract  without owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is  written,  the  Underlying  Fund must cover the call by  identifying  on it books an equivalent  dollar amount of liquid  assets.  The Underlying  Fund will identify  additional liquid  assets on its books to cover the call if the value of the  identified  assets  drops below 100% of the current value of the future.  Because of this asset coverage  requirement, in no  circumstances  would the Underlying  Fund's receipt of an exercise  notice as to that future require the Underlying  Fund to deliver a futures  contract.  It would simply put the
Underlying  Fund in a short futures  position,  which is permitted by the Underlying  Fund's hedging policies.

o     Writing  Put  Options.  Some  Underlying  Funds can sell put  options  on  securities,
broadly-based   securities  indices,  foreign  currencies  and  futures.  A  put  option  on securities  gives the purchaser the right to sell, and the writer the obligation to buy, the underlying  investment  at the  exercise  price  during  the  option  period.  For  specific limitations on the Underlying  Funds'  investments in put options,  refer to the SAI for the
Underlying Fund.

      If an  Underlying  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Underlying  Fund's books.  The premium the  Underlying  Fund receives from writing  a put  represents  a  profit,  as long as the  price of the  underlying  investment remains equal to or above the exercise price of the put.  However,  the Underlying Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

      If a put an Underlying  Fund has written  expires  unexercised,  the  Underlying  Fund realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the  Underlying  Fund  must  fulfill  its  obligation  to  purchase  the underlying  investment  at the exercise  price.  That price will  usually  exceed the market value of the investment at that time. In that case, the Underlying  Fund may incur a loss if it sells the underlying investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

      When  writing a put  option on a  security,  to secure its  obligation  to pay for the underlying  security the  Underlying  Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise  price of the  underlying  securities.  The Underlying
Fund therefore  forgoes the opportunity of investing the segregated  assets or writing calls against those assets.

      As long as the Underlying  Fund's  obligation as the put writer  continues,  it may be assigned  an  exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will require the Underlying Fund to take delivery of the underlying  security and pay the  exercise  price.  The  Underlying  Fund has no control  over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation  as the  writer  of the put.  That  obligation terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise notice, the Underlying Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the  Underlying  Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      An Underlying  Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the  underlying  security from being put.  Effecting a closing  purchase  transaction  will also permit the Underlying
Fund to write  another  put  option on the  security,  or to sell the  security  and use the proceeds from the sale for other  investments.  The Underlying Fund will realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the transaction is less or more than the premium  received  from  writing the put option.  Any profits  from writing puts are  considered  short-term  capital gains for federal tax  purposes,  and when distributed by the Underlying Fund, are taxable as ordinary income.

o     Purchasing  Calls  and  Puts.  Some of the  Underlying  Funds  can  purchase  calls on securities,  broadly-based  securities indices,  foreign currencies and futures. They may do so to  protect  against  the  possibility  that an  Underlying  Fund's  portfolio  will  not participate in an anticipated rise in the securities market.  When an Underlying Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Underlying Fund then has the right to buy the underlying  investment from a seller of a  corresponding  call on the same  investment  during the call  period at a fixed  exercise  price.  For  specific limitations on the  Underlying  Funds'  investments in calls and puts,  refer to the SAI for the Underlying Fund.

      An  Underlying  Fund  benefits only if it sells the call at a profit or if, during the call period,  the market  price of the  underlying  investment  is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the Underlying Fund exercises  the call. If the  Underlying  Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the  Underlying  Fund  will  have  paid  the  premium  but lost the  right to  purchase  the underlying investment.

      Some Underlying Funds can buy puts on securities,  broadly-based  securities  indices, foreign  currencies  and  futures,  whether  or not  they  own  the  underlying  investment.
Convertible  Securities Fund may buy only those puts that relate to stocks  including stocks underlying  the  convertible  securities  that  this  fund  owns.  When an  Underlying  Fund purchases a put, it pays a premium and, except as to puts on indices,  has the right to sell the underlying investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price.

      Buying a put on  securities  or futures an  Underlying  Fund owns enables this fund to attempt  to  protect  itself  during  the put  period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market price of the  underlying investment  is equal  to or above  the  exercise  price  and,  as a  result,  the put is not exercised or resold,  the put will become worthless at its expiration date. In that case the
Underlying  Fund  will  have  paid the  premium  but lost the  right to sell the  underlying investment.  However,  the Underlying  Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

      Buying a put on an investment  the  Underlying  Fund does not own (such as an index or future)  permits  the  Underlying  Fund  either to resell  the put or to buy the  underlying investment  and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result,  the put is not  exercised,  the put will become worthless on its expiration date.

      When an  Underlying  Fund  purchases  a call or put on an index or  future,  it pays a premium,  but settlement is in cash rather than by delivery of the underlying  investment to the Fund.  Gain or loss  depends  on  changes  in the index in  question  (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

o     Over-The-Counter   Options.   Some  of  the   Underlying   Funds   may  buy  and  sell
over-the-counter  options.  Over-the-counter options are not traded on an exchange. They are traded  directly  with  dealers.  To the  extent an  over-the-counter  option is a  tailored investment for the Underlying  Fund, it may be less liquid than an  exchange-traded  option.
Further,  as with other  derivative  investments,  over-the-counter  options  are subject to counterparty  risk.  The  Underlying  Fund will have the  credit  risk that the seller of an over-the-counter  option will not perform its obligations  under the option agreement if the
Underlying  Fund exercises the option.  To reduce this risk, the Underlying  Fund intends to
transact   these   trades,   to  the  extent   practicable,   with   issuers  that  have  an
investment-grade  credit  rating.  The  Underlying  Fund may buy and  sell  over-the-counter
options  on  commodity  indices,   individual  commodities,   commodity  futures  contracts,
securities, financial indices, interest rates, currencies and swaps.

o     Exchange-Traded  Options.  Some of the Underlying  Funds may buy and sell trade listed options on commodity  futures  contracts.  Options on commodity futures contracts are traded on the same exchange on which the  underlying  futures  contract is listed.  The  Underlying
Fund may purchase and sell options on commodity  futures listed on U.S. and foreign  futures exchanges.  Options  purchased on futures  contracts on foreign exchanges are exposed to the risk of foreign  currency  fluctuations  against the U.S.  dollar.  The Underlying  Fund may also buy and sell  exchange  listed  options on  securities,  commodity  indices,  financial indices, interest rates and currencies.

o     Options on Swaps.  Some of the  Underlying  Funds may trade options on swap  contracts or "swap  options."  Swap call  options  provide  the holder of the option with the right to enter a swap  contract  having a specified  (strike)  swap  formula,  while swap put options provide the holder with the right to sell or  terminate a swap  contract.  Swap  options are not  exchange-traded  and the  Underlying  Fund  will  bear the  credit  risk of the  option seller.  Additionally,  if the Underlying  Fund exercises a swap call option with the option seller,  the credit  risk of the  counterparty  is  extended to include the term of the swap agreement.

      Swaps. A swap contract is  essentially  like a portfolio of forward  contracts,  under which one party  agrees to  exchange  an asset (for  example,  bushels of wheat) for another asset (cash) at specified  dates in the future.  A one-period  swap  contract  operates in a manner  similar to a forward or futures  contract  because  there is an  agreement to swap a commodity  for cash at only one  forward  date.  The  Underlying  Fund  may  engage  in swap transactions that have more than one period and therefore more than one exchange of assets.

      Some of the Underlying  Funds may invest in total return swaps to gain exposure to the overall  commodity  markets.  In a total  return  commodity  swap the  Underlying  Fund will receive the price  appreciation  of a commodity  index, a portion of the index,  or a single commodity  in  exchange  for paying an  agreed-upon  fee. If the  commodity  swap is for one period,  the  Underlying  Fund will pay a fixed fee,  established at the outset of the swap.
However,  if the term of the  commodity  swap is more than one  period,  with  interim  swap payments,  the  Underlying  Fund will pay an  adjustable  or floating fee. With a "floating"
rate, the fee is pegged to a base rate such as the London Interbank  Offered Rate ("LIBOR"), and is adjusted  each period.  Therefore,  if interest  rates  increase over the term of the swap contract,  the  Underlying  Fund may be required to pay a higher fee at each swap reset date.

o     Counterparty  Risk.  Swap  contracts are private  transactions  that are customized to meet the specific  investment  requirements  of the  parties.  The  Underlying  Fund will be exposed  to the  performance  risk of its  counterparty.  If the  counterparty  is unable to perform  its  obligations  under the swap  contract  at  maturity of the swap or any interim payment  date,  the  Underlying  Fund may not  receive  the  payments  due it under the swap agreement.  To reduce  this risk,  the  Underlying  Fund will enter in swaps,  to the extent possible, with counterparties who have an investment-grade rating from an NRSRO.

o     Contractual  Liability.  Swaps  are  privately  negotiated  transactions  between  the
Underlying  Fund and a  counterparty.  All of the rights and  obligations  of the Underlying
Fund  are  detailed  in  the  swap  contract,  which  binds  the  Underlying  Fund  and  its
counterparty.   Because  a  swap  transaction  is  a   privately-negotiated   contract,  the
Underlying  Fund  remains  liable  for all  obligations  under the  contract  until the swap contract  matures  or is  purchased  by  the  swap  counterparty.  Therefore,  even  if  the
Underlying  Fund were to sell the swap contract to a third party,  the Underlying Fund would remain primarily  liable for the obligations  under the swap  transaction.  The only way for the  Underlying  Fund to eliminate its primary  obligations  under the swap  agreement is to sell the swap  contract  back to the original  counterparty.  Additionally,  the  Underlying
Fund  must  identify  liquid  assets on its books to the  extent  of the  Underlying  Fund's obligations to pay the counterparty under the swap agreement.

o     Price Risk.  Total  return  commodity  swaps expose the  Underlying  Fund to the price risk of the underlying  commodity,  index,  futures  contract or economic  variable.  If the price of the underlying  commodity or index  increases in value during the term of the swap, the  Underlying  Fund will  receive  the price  appreciation.  However,  if the price of the commodity or index declines in value during the term of the swap,  the Underlying  Fund will be required to pay to its counterparty the amount of the price  depreciation.  The amount of the price  depreciation paid by the Underlying Fund to its counterparty would be in addition to the financing fee paid by the Underlying Fund to the same counterparty.

o     Lack  of  Liquidity.   Although  the  swap  market  is   well-developed   for  primary
participants,  there is only a limited secondary  market.  Swaps are not traded or listed on an exchange and over-the-counter  trading of existing swap contracts is limited.  Therefore, if the  Underlying  Fund wishes to sell its swap  contract to a third  party,  it may not be able to do so at a favorable price.

o     Regulatory Risk.  Qualifying swap  transactions are excluded from regulation under the
Act and the regulations adopted thereunder.  See Appendix E to this SAI. Additionally,  swap contracts  have not been  determined to be  securities  under the rules  promulgated  by the
SEC.  Consequently,  swap  contracts  are not  regulated by either the  Commodities  Futures
Trading  Commission  ("CFTC") or the SEC,  and swap  participants  may not be  afforded  the protections of the Commodity Exchange Act or the federal securities laws.

      To reduce this risk, the  Underlying  Fund will only enter into swap  agreements  with counterparties who use standard  International Swap and Dealers  Association,  Inc. ("ISDA")
contract  documentation.  ISDA establishes  industry standards for the documentation of swap agreements.  Virtually all principal swap participants use ISDA documentation because it has an established set of definitions, contract terms, and counterparty obligations.

      ISDA  documentation also includes a "master netting agreement" which provides that all swaps transacted  between the Underlying Fund and a counterparty  under the master agreement shall be regarded as parts of an integral  agreement.  If, on any date,  amounts are payable in the same currency in respect of one or more swap transactions,  the net amount payable on that date in that currency  shall be paid.  In addition,  the master  netting  agreement may provide that if one party defaults  generally or on one swap, the counterparty may terminate the  remaining  swaps  with  that  party.  Under  such  agreements,  if there  is a  default resulting  in a loss to one party,  the measure of that  party's  damages is  calculated  by reference to the average  cost of a  replacement  swap with respect to each swap (i.e.,  the mark-to-market  value at the time of the termination of each swap).  The gains and losses on all  swaps  are  then  netted,  and  the  result  is the  counterparty's  gain  or  loss  on termination.  The  termination  of all  swaps  and  the  netting  of  gains  and  losses  on termination is generally referred to as "aggregation."

o     Buying and Selling  Options on Foreign  Currencies.  Some of the Underlying  Funds can
buy and sell calls and puts on foreign  currencies.  They  include puts and calls that trade on a securities or commodities exchange or in the over-the-counter  markets or are quoted by major  recognized  dealers in such options.  The  Underlying  Fund could use these calls and puts to try to protect  against  declines  in the dollar  value of  foreign  securities  and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If their  manager  anticipates  a rise in the dollar  value of a foreign  currency  in which securities to be acquired are denominated,  the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign  currency.  If their manager anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Underlying  Fund's  position.  The Underlying
Fund will then have  incurred  option  premium  payments  and  transaction  costs  without a corresponding benefit.

      A call an Underlying Fund writes on a foreign  currency is "covered" if the Underlying
Fund  owns the  underlying  foreign  currency  covered  by the call or has an  absolute  and immediate right to acquire that foreign currency without  additional cash  consideration (or it can do so for additional cash  consideration  identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The  Underlying  Funds  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security which the Underlying  Fund owns or has the right to acquire and which is  denominated  in the currency  underlying  the option.
That  decline  might be one that occurs due to an expected  adverse  change in the  exchange rate. This is known as a "cross-hedging"  strategy.  In those circumstances,  the Underlying
Fund covers the option by maintaining and identifying  cash, U.S.  government  securities or other liquid,  high grade debt  securities  in an amount equal to the exercise  price of the option.

|X|   Options and Futures.  Some of the Underlying  Funds can buy and sell options,  futures and forward contracts for various purposes:
o     to try to manage the risk that the prices of its portfolio  securities and instruments may decline,
o     to  establish a position in the  futures or options  market as a temporary  substitute for purchasing individual securities or instruments,
o     to attempt to enhance  its income or return by  purchasing  and  selling  call and put options  on  commodity  futures,  commodity  indices,  financial  indices or securities.

Some of the Underlying Funds can buy futures related to:
o     foreign currencies (these are called forward contracts),
o     financial indices,  such as U.S. or foreign government  securities indices,  corporate debt  securities  indices or equity  securities  indices (these are referred to as financial futures),
o     interest rates (these are referred to as interest rate futures), and
o     commodities (these are referred to as commodities futures)

      Some of the Underlying  Funds may enter into futures  contracts or related options for purposes that may be considered  speculative.  In those cases, the aggregate  initial margin for futures  contracts  and premiums for options (or, in the case of  non-qualifying  hybrid instruments,  the portion of the margin attributable to the options premium) will not exceed
5% of the Underlying Fund's net assets.  That amount is calculated after taking into account realized profits and unrealized losses on such futures contracts.

|X|   Commodity  Futures  Contracts.  Some of the Underlying  Funds can invest a substantial portion of its assets in commodity futures  contracts.  Some of the special  characteristics and risks of these investments are described below.

      Commodity futures contracts are an agreement between two parties.  One party agrees to buy an asset from the other party at a later date at a price and quantity  agreed-upon  when the contract is made.  Commodity  futures contracts are traded on futures  exchanges.  These futures  exchanges offer a central  marketplace in which to transact  futures  contracts,  a clearing  corporation to process trades, a standardization  of expiration dates and contract sizes,  and the availability of a secondary  market.  Futures markets also specify the terms and  conditions  of delivery  as well as the maximum  permissible  price  movement  during a trading session.  Additionally,  the commodity  futures  exchanges have position limit rules that  limit the  amount of  futures  contracts  that any one party may hold in a  particular commodity at any point in time.  These  position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

      In the futures markets,  the exchange clearing corporation takes the other side in all
transactions,   either  buying  or  selling  directly  to  the  market   participants.   The
clearinghouse acts as the counterparty to all  exchange-traded  futures contracts.  That is, the Underlying Fund's obligation is to the clearinghouse,  and the Underlying Fund will look to the clearinghouse to satisfy the Underlying Fund's rights under the futures contract.

      When  purchasing  stocks  or bonds,  the buyer  acquires  ownership  in the  security, however  buyers of  futures  contracts  are not  entitled  to  ownership  of the  underlying commodity  until and unless they decide to accept  delivery at  expiration  of the contract.
In  practice,  delivery of the  underlying  commodity to satisfy a futures  contract  rarely occurs  because most futures  traders use the liquidity of the central  marketplace  to sell their futures contract before expiration.

         Price Limits.  The commodity  futures  exchanges  impose on each commodity  futures contract a maximum  permissible  price  movement  for each trading  session.  If the maximum permissible  price  movement is achieved on any trading  day, no more trades may be executed above (or  below,  if the price has moved  downward)  that  limit.  If the  Underlying  Fund wishes to  execute  a trade  outside  the  daily  permissible  price  movement,  it would be prevented  from  doing so by  exchange  rules,  and would have to wait for  another  trading session to execute its transaction.

         Price  Volatility.  Despite the daily price  limits on the futures  exchanges,  the price volatility of commodity futures contracts has been historically  greater than that for traditional  securities  such as stocks and bonds.  To the extent that the  Underlying  Fund invests in commodity  futures  contracts,  the assets of the Underlying  Fund, and therefore the prices of its shares may be subject to greater volatility.

         Marking-to-Market   Futures  Positions.   The  futures  clearinghouse  marks  every
futures  contract to market at the end of each trading  day, to ensure that the  outstanding futures  obligations  are limited by the maximum  daily  permissible  price  movement.  This process of  marking-to-market is designed to prevent losses from accumulating in any futures account.  Therefore,  if the Underlying Fund's futures positions have declined in value, the
Underlying  Fund  may  be  required  to  post  additional  margin  to  cover  this  decline.
Alternatively,  if the  Underlying  Fund's futures  positions have increased in value,  this increase will be credited to the Underlying Fund's account.

         Special Risks of Commodity Futures Contracts.

         Storage  Costs.  As in  the  financial  futures  markets,  there  are  hedgers  and speculators in the commodity futures markets.  However, unlike financial instruments,  there are costs of physical  storage  associated  with  purchasing the underlying  commodity.  For instance,  a large  manufacturer  of baked goods that wishes to hedge  against a rise in the price of wheat has two  choices:  (i) it can purchase the wheat today in the cash market and store the  commodity at a cost until it needs the wheat for its  manufacturing  process,  or
(ii) it can buy commodity  futures  contracts.  The price of the commodity  futures contract will reflect the storage costs of purchasing the physical commodity.

      These  storage  costs  include  the  time  value  of money  invested  in the  physical commodity  plus the actual costs of storing the commodity  less any benefits from  ownership of the physical  commodity  that are not obtained by the holder of a futures  contract (this is  sometimes  referred to as the  "convenience  yield").  To the extent that these  storage costs  change  for an  underlying  commodity  while  the  Underlying  Fund is  long  futures contracts on that commodity, the value of the futures contract may change proportionately.

o     Reinvestment  Risk. In the commodity  futures markets,  if producers of the underlying commodity  wish to hedge the price risk of selling  the  commodity,  they will sell  futures contracts  today to lock in the price of the  commodity  at delivery  tomorrow.  In order to induce  speculators to take the corresponding  long side of the same futures  contract,  the commodity  producer  must be willing to sell the  futures  contract at a price that is below the  expected  future  spot price.  Conversely,  if the  predominate  hedgers in the futures market are the  purchasers of the  underlying  commodity who purchase  futures  contracts to hedge  against a rise in  prices,  then  speculators  will  only take the short  side of the futures  contract if the futures price is greater than the expected future spot price of the commodity.

      The  changing  nature of the hedgers and  speculators  in the  commodity  markets will influence  whether  futures prices are above or below the expected  future spot price.  This can have  significant  implications  for the Underlying Fund when it is time to reinvest the proceeds  from a maturing  futures  contract into a new futures  contract.  If the nature of hedgers and  speculators in futures  markets has shifted such that commodity  purchasers are the predominate  hedgers in the market, the Underlying Fund might reinvest at higher futures prices or choose other related commodity investments

         Additional  Economic Factors.  The values of commodities  which underlie  commodity futures  contracts are subject to additional  variables which may be less significant to the values of  traditional  securities  such as stocks and  bonds.  Variables  such as  drought, floods,  weather,  livestock  disease,  embargoes  and tariffs  may have a larger  impact on commodity prices and  commodity-linked  instruments,  including  futures  contracts,  hybrid instruments,  commodity options and commodity swaps, than on traditional  securities.  These additional  variables may create  additional  investment  risks which subject the Underlying
Fund's investments to greater volatility than investments in traditional securities.

Leverage.  There  is  much  greater  leverage  in  futures  trading  than  in  stocks.  As a registered  investment  company,  an Underlying  Fund must pay in full for all securities it purchases.  In other words,  the  Underlying  Fund is not allowed to purchase  securities on margin.  However,  the  Underlying  Fund may be allowed to  purchase  futures  contracts  on margin.  The initial margin  requirements are typically  between 3% and 6% of the face value of the  contract.  That means the  Underlying  Fund is only required to pay up front between
3% to 6% percent of the face value of the futures contract.  Therefore,  the Underlying Fund has a higher  degree  of  leverage  in its  futures  contract  purchases  than in its  stock purchases.  As a result  there  may be  differences  in the  volatility  of rates of  return between securities  purchases and futures contract purchases,  with the returns from futures contracts being more volatile.

o     Risks of Hedging  with Options and Futures.  The use of hedging  instruments  requires special  skills and  knowledge of  investment  techniques  that are  different  than what is required for normal  portfolio  management.  If an Underlying  Fund's manager uses a hedging instrument at the wrong time or judges market  conditions  incorrectly,  hedging  strategies may reduce the Underlying  Fund's return.  The Underlying Fund could also experience  losses if the prices of its  futures  and  options  positions  were not  correlated  with its other investments.

      An Underlying  Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions.  The exercise of calls written by the Underlying Fund might cause the
Underlying  Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Underlying  Fund of puts on securities will cause the sale of underlying investments,  increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Underlying  Fund's control,  holding a put might cause the Underlying
Fund to sell the related  investments for reasons that would not exist in the absence of the put.

      An Underlying  Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put,  or buys or sells  an  underlying  investment  in  connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct purchases or sales of the underlying  investments.  Premiums paid for options  are  small  in  relation  to  the  market  value  of  the  underlying  investments.
Consequently,  put and call options offer large amounts of leverage. The leverage offered by trading  in  options  could  result in an  Underlying  Fund's  net asset  value  being  more sensitive to changes in the value of the underlying investment.

      If a covered call written by the  Underlying  Fund is exercised on an investment  that has increased in value,  the Underlying  Fund will be required to sell the investment at the call price.  It will not be able to realize any profit if the  investment  has  increased in value above the call price.

      An option position may be closed out only on a market that provides  secondary trading for options of the same series,  and there is no assurance  that a liquid  secondary  market will exist for any particular  option.  The Underlying  Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using  short  hedging by  selling  futures  or  purchasing  puts on broadly-based  indices or futures to attempt to protect against declines in the value of the
Underlying  Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will  correlate  imperfectly  with the  behavior of the cash prices of the
Underlying  Fund's  securities.  For example,  it is possible that while the Underlying Fund has used hedging  instruments  in a short hedge,  the market might  advance and the value of the securities held in the Underlying Fund's portfolio might decline. If that occurred,  the
Underlying  Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period  or to a very  small  degree,  over  time the  value of a  diversified  portfolio  of securities  will tend to move in the same  direction  as the indices  upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases  as the  composition  of the  Underlying
Fund's  portfolio  diverges  from  the  securities  included  in the  applicable  index.  To compensate  for the  imperfect  correlation  of  movements  in the  price  of the  portfolio securities  being  hedged  and  movements  in the  price  of the  hedging  instruments,  the
Underlying  Fund might use hedging  instruments  in a greater  dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical  volatility of the prices of the portfolio  securities being hedged is more than the historical  volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions,  due to differences in the nature of those markets.  First, all participants in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin  deposit  requirements,  investors may close  futures  contracts through  offsetting  transactions  which could distort the normal  relationship  between the cash  and  futures  markets.  Second,  the  liquidity  of  the  futures  market  depends  on participants  entering into offsetting  transactions  rather than making or taking delivery.
To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit  requirements in the futures market are less onerous than margin requirements in the securities  markets.  Therefore,  increased  participation by speculators in the futures market may cause temporary price distortions.

      An  Underlying  Fund may use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual  securities
(long hedging) by buying futures and/or calls on such futures,  broadly-based  indices or on securities.  It is possible that when an Underlying  Fund does so the market might  decline.
If an Underlying  Fund then  concludes not to invest in securities  because of concerns that the market might decline  further or for other reasons,  the Underlying  Fund will realize a loss on the  hedging  instruments  that is not  offset  by a  reduction  in the price of the securities purchased.

o     Forward  Contracts.  Forward contracts are foreign currency exchange  contracts.  They are  used  to buy or sell  foreign  currency  for  future  delivery  at a  fixed  price.  An
Underlying  Fund or the  tactical  component of the Active  Allocation  Fund may use them to
"lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that such fund has bought or sold, or to protect against  possible losses from changes in the relative values of the U.S.  dollar  and a  foreign  currency.  An  Underlying  Fund or the  tactical component of the Active Allocation Fund may also use "cross-hedging"  where such fund hedges against  changes in  currencies  other  than the  currency  in which a security  it holds is denominated.

      Under a forward  contract,  one party agrees to purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered  into.  These  contracts  are traded in the  inter-bank  market conducted  directly  among  currency  traders  (usually  large  commercial  banks) and their customers.

      An Underlying  Fund or the tactical  component of the Active  Allocation  Fund may use forward contracts to protect against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the underlying  securities  such  fund owns or  intends  to  acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When an  Underlying  Fund or the  tactical  component  of the Active  Allocation  Fund enters  into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it anticipates  receiving  dividend payments in a foreign currency,  that fund might desire to  "lock-in"  the U.S.  dollar  price of the security or the U.S.  dollar equivalent of the dividend payments.  To do so, the fund could enter into a forward contract for the  purchase  or sale of the  amount of foreign  currency  involved  in the  underlying transaction,  in a fixed amount of U.S.  dollars per unit of the foreign  currency.  This is called a  "transaction  hedge." The  transaction  hedge will protect the fund against a loss from an adverse change in the currency  exchange rates during the period between the date on which the security is  purchased  or sold or on which the payment is declared,  and the date on which the payments are made or received.

      An Underlying Fund or the tactical  component of the Active Allocation Fund could also use forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge." When an Underlying Fund or the tactical  component of the Active
Allocation  Fund believes that foreign  currency might suffer a substantial  decline against the U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating  the  value  of  some  or all of that  fund's  portfolio  securities denominated  in that foreign  currency.  When such fund believes that the U.S.  dollar might suffer a  substantial  decline  against a foreign  currency,  it could  enter into a forward contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  it could enter into a forward  contract to sell a different  foreign currency for a fixed U.S. dollar amount  if it  believes  that  the U.S.  dollar  value of the  foreign  currency  to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the fund are  denominated.  That is referred to as a "cross hedge."

      An Underlying Fund or the tactical  component of the Active Allocation Fund will cover its short  positions in these cases by  identifying to its books assets having a value equal to the aggregate amount of that fund's  commitment under forward  contracts.  Such fund will not enter into  forward  contracts  or  maintain a net  exposure  to such  contracts  if the consummation of the contracts would obligate it to deliver an amount of foreign  currency in excess  of the  value of its  portfolio  securities  or  other  assets  denominated  in that currency or another currency that is the subject of the hedge.

      However,  to avoid excess  transactions  and transaction  costs, an Underlying Fund or the tactical  component of the Active Allocation Fund may maintain a net exposure to forward contracts in excess of the value of its portfolio  securities or other assets denominated in foreign  currencies if the excess amount is "covered" by liquid  securities  denominated  in any  currency.  The cover must be at least equal at all times to the amount of that  excess.
As one alternative,  an Underlying Fund or the tactical  component of the Active  Allocation
Fund may purchase a call option  permitting  it to purchase  the amount of foreign  currency being  hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  an Underlying Fund or the tactical  component of the Active
Allocation  Fund may  purchase  a put  option  permitting  it to sell the  amount of foreign currency  subject  to a forward  purchase  contract  at a price as high or  higher  than the forward contact price.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities denominated in foreign  currencies will change as a consequence of market movements  between the date the  forward  contract is entered  into and the date it is sold.  In some cases the manager  might  decide to sell the  security  and  deliver  foreign  currency  to settle the original  purchase  obligation.  If the market value of the security is less than the amount of  foreign  currency  that an  Underlying  Fund or the  tactical  component  of the  Active
Allocation Fund is obligated to deliver,  the fund might have to purchase additional foreign currency on the "spot" (that is, cash)  market to settle the security  trade.  If the market value of the security  instead  exceeds the amount of foreign  currency  that an  Underlying
Fund or the  tactical  component  of the Active  Allocation  Fund is obligated to deliver to settle the trade,  it might have to sell on the spot  market  some of the  foreign  currency received upon the sale of the security.  There will be additional  transaction  costs on the spot market in those cases.

      The projection of short-term  currency market  movements is extremely  difficult,  and the  successful  execution of a short-term  hedging  strategy is highly  uncertain.  Forward contracts  involve  the risk that  anticipated  currency  movements  will not be  accurately predicted,  causing  a fund to  sustain  losses  on these  contracts  and to pay  additional transactions  costs. The use of forward contracts in this manner might reduce the Underlying
Funds' or the tactical  component of the Active  Allocation  Fund  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if they had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring an Underlying  Fund or the tactical component of the Active Allocation Fund to sell a currency,  such fund might sell a portfolio  security  and use the sale  proceeds  to make  delivery of the  currency.  In the alternative  such fund might retain the security and offset its  contractual  obligation  to deliver the currency by purchasing a second  contract.  Under that contract,  the Underlying
Fund or the  tactical  component  of the Active  Allocation  Fund will  obtain,  on the same maturity date,  the same amount of the currency that it is obligated to deliver.  Similarly, that fund might close out a forward contract  requiring it to purchase a specified  currency by  entering  into a  second  contract  entitling  it to sell the  same  amount  of the same currency on the maturity date of the first contract.  Such fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either  circumstance.
The gain or loss will depend on the extent to which the exchange  rate or rates  between the currencies  involved moved between the execution  dates of the first contract and offsetting contract.

      The costs to the Underlying  Fund or the tactical  component of the Active  Allocation
Fund of engaging in forward  contracts varies with factors such as the currencies  involved, the length of the  contract  period  and the  market  conditions  then  prevailing.  Because forward  contracts  are usually  entered into on a principal  basis,  no  brokerage  fees or commissions  are  involved.  Because  these  contracts  are not traded on an  exchange,  the
Underlying  Fund or the tactical  component of the Active  Allocation Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although  the funds value their  assets  daily in terms of U.S.  dollars,  they do not intend to convert their holdings of foreign  currencies into U.S.  dollars on a daily basis.
They may  convert  foreign  currency  from time to time,  and will incur  costs in doing so.
Foreign exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the  prices  at which  they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  at one  rate,  while offering a lesser  rate of  exchange  if the fund  desires to resell  that  currency  to the dealer.

      Comparison of Commodity Futures and Forward  Contracts.  Futures contracts and forward contracts  achieve the same economic  effect:  both are an agreement to purchase a specified amount of a specified  commodity at a specified future date for a price  agreed-upon  today.
However,  there are significant  differences in the operation of the two contracts.  Forward contracts are individually negotiated  transactions and are not exchange traded.  Therefore, with a forward  contract,  the  Underlying  Fund  would make a  commitment  to carry out the purchase or sale of the underlying commodity at expiration.

      For  example,  if the  Underlying  Fund were to buy a forward  contract  to purchase a certain  amount of gold at a set price per ounce  for  delivery  in three  months'  time and then,  two months later,  the Underlying  Fund wished to liquidate  that position,  it would contract  for the sale of the gold at a new  price per ounce  for  delivery  in one  months'
time. At  expiration of both forward  contracts,  the  Underlying  Fund would be required to buy  the  gold at the  set  price  under  the  first  forward  contract  and  sell it at the agreed-upon  price under the second forward  contract.  Even though the Underlying  Fund has effectively  offset  its  gold  position  with  the  purchase  and  sale of the two  forward contracts,  it must still honor the original  commitment  at maturity of the two  contracts.
By  contrast,  futures  exchanges  have  central  clearinghouses  which  keep  track  of all positions.  To offset a long  position in a futures  contract,  the  Underlying  Fund simply needs to sell a similar  contract on the exchange.  The exchange  clearinghouse  will record both the  original  futures  contract  purchase  and the  offsetting  sale,  and there is no further commitment on the part of the Underlying Fund.

      Only a very small percentage of commodity  futures contracts result in actual delivery of the  underlying  commodity.  Additionally,  any gain or loss on the  purchase and sale of the futures  contracts  is  recognized  immediately  upon the  offset,  while with a forward contract, profit or loss is recognized upon maturity of the forward contracts.

o     Interest  Rate  Swap  Transactions.  Some of the  Underlying  Funds  and the  tactical component of the Active Allocation Fund can enter into interest rate swap agreements.  In an interest rate swap,  these funds and another party  exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap the right to receive floating  rate  payments for fixed rate  payments.  These funds can enter into swaps only on securities  that they own. A fund will  identify on its books liquid assets (such as cash or
U.S.  government  securities)  to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will  adjust that amount  daily,  as needed.  For
specific   limitations  on  the  Underlying   Funds'   investments  in  interest  rate  swap
transactions, refer to the SAI for the Underlying Fund.

      Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest  rates in the future,  the payments made by these funds under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default. If the counterparty  defaults,  these funds'
loss will consist of the net amount of contractual  interest  payments that these funds have not yet received.  These funds' manager will monitor the  creditworthiness of counterparties to these funds' interest rate swap transactions on an ongoing basis.

      Some  Underlying  Funds and the tactical  component of the Active  Allocation Fund can enter  into swap  transactions  with  certain  counterparties  pursuant  to  master  netting agreements.  A master netting agreement provides that all swaps done between these funds and that  counterparty  shall be  regarded  as parts of an  integral  agreement.  If amounts are payable  on a  particular  date  in the  same  currency  in  respect  of one  or  more  swap transactions,  the amount payable on that date in that currency shall be the net amount.  In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap, the  counterparty  may terminate all of the swaps with that party.  Under these agreements,  if a default  results  in a loss to one  party,  the  measure  of that  party's damages is calculated by reference to the average cost of a replacement  swap for each swap.
It is measured by the mark-to-market  value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's  gain or loss on  termination.  The  termination  of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      Total  Return  Swap  Transactions.  Some of the  Underlying  Funds  and  the  tactical component  of the Active  Allocation  Fund may enter into total return  swaps.  For specific limitations on the  Underlying  Funds'  investments in total return swaps,  refer to the SAI for the  Underlying  Fund.  A swap  contract  is  essentially  like a  portfolio  of forward contracts,  under  which one party  agrees to  exchange  an asset (for  example,  bushels of wheat) for  another  asset  (cash) at  specified  dates in the  future.  A  one-period  swap contract  operates in a manner similar to a forward or futures  contract because there is an agreement to swap a commodity for cash at only one forward date. The Underlying  Fund or the tactical  component of the Active  Allocation Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The  Underlying  Fund or the  tactical  component  of the Active  Allocation  Fund may invest in total return swaps to gain exposure to the overall commodity  markets.  In a total return  commodity swap the fund will receive the price  appreciation of a commodity index, a portion of the index,  or a single  commodity in exchange for paying an agreed-upon  fee. If the  commodity  swap is for one period,  the fund will pay a fixed fee,  established  at the outset of the swap.  However,  if the term of the  commodity  swap is more than one  period, with  interim  swap  payments,  a fund  will  pay an  adjustable  or  floating  fee.  With a
"floating"  rate,  the fee is pegged to a base rate such as the LIBOR,  and is adjusted each period.  Therefore,  if interest rates  increase over the term of the swap contract,  a fund may be required to pay a higher fee at each swap reset date.

      Swaption  Transactions.  Some  of the  Underlying  Funds  may  enter  into a  swaption transaction,  which is a contract  that  grants  the  holder,  in return for  payment of the purchase price (the "premium") of the option,  the right,  but not the obligation,  to enter into an interest  rate swap at a preset rate  within a  specified  period of time,  with the writer of the contract.  The writer of the contract  receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying  interest rate swap.  Unrealized gains/losses on swaptions are reflected in investment  assets and investment  liabilities in the Underlying Fund's statement of financial condition.

      "Structured"  Notes.  Some of the Underlying Funds can buy "structured"  notes,  which are  specially-designed  derivative  debt  investments  with principal  payments or interest payments that are linked to the value of an index (such as a currency or  securities  index)
or  commodity.  The  terms of the  instrument  may be  "structured"  by the  purchaser  (the
Underlying Fund) and the borrower issuing the note.

      The principal and/or interest  payments depend on the performance of one or more other securities  or  indices,  and the  values  of these  notes  will  therefore  fall or rise in response to the changes in the values of the underlying  security or index. They are subject to both credit and interest rate risks and therefore the Underlying  Fund could receive more or less  than it  originally  invested  when the  notes  mature,  or it might  receive  less interest  than the stated  coupon  payment if the  underlying  investment  or index does not perform  as  anticipated.  Their  values  may be very  volatile  and they may have a limited trading  market,  making it difficult for the  Underlying  Fund to sell its investment at an acceptable price.

o     Regulatory Aspects of Hedging  Instruments.  The CFTC recently eliminated  limitations on futures trading by certain regulated entities including  registered  investment companies
and  consequently   registered   investment   companies  may  engage  in  unlimited  futures
transactions  and options thereon provided that the Fund claims an exclusion from regulation as a commodity  pool  operator.  The  Underlying  Funds have claimed such an exclusion  from registration  as a commodity  pool operator  under the Commodity  Exchange Act ("CEA").  The
Underlying  Funds may use futures and  options for hedging and  non-hedging  purposes to the extent  consistent with their  investment  objective,  internal risk  management  guidelines adopted by the  Underlying  Fund's  investment  advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Fund's prospectus or this SAI.

      Transactions in options by the Underlying Fund are subject to limitations  established by the option  exchanges.  The  exchanges  limit the maximum  number of options  that may be written or held by a single investor or group of investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Underlying Fund may write or hold may be  affected  by options  written  or held by other  entities,  including  other investment  companies  having the same advisor as the Underlying Fund (or an advisor that is an affiliate of the Underlying  Fund's  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff  interpretations  regarding  applicable  provisions of the  Investment
Company Act, when the Underlying Fund purchases a future,  it must segregate cash or readily marketable  short-term  debt  instruments  in an amount equal to the  purchase  price of the future,  less the margin deposit  applicable to it. The account must be a segregated account or accounts held by the Underlying Fund.

o     Tax  Aspects  of  Certain  Hedging  Instruments.  Certain  foreign  currency  exchange contracts in which the Underlying  Funds may invest are treated as "Section 1256  contracts"
under the  Internal  Revenue  Code.  In general,  gains or losses  relating to Section  1256 contracts are  characterized  as 60% long-term  and 40%  short-term  capital gains or losses under the  Code.  However,  foreign  currency  gains or losses  arising  from  Section  1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts  held by the  Underlying  Funds at the end of each taxable year are  "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of  determining  the excise tax  applicable to investment  company  distributions  and for other  purposes  under rules  prescribed  pursuant to the  Internal  Revenue  Code.  An election can be made by the
Underlying Funds to exempt those transactions from this marked-to-market treatment.

      Certain  forward  contracts the Underlying  Funds enter into may result in "straddles"
for federal  income tax purposes.  The straddle rules may affect the character and timing of gains (or losses)  recognized by the Underlying Funds on straddle  positions.  Generally,  a loss sustained on the  disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions  making up the  straddle.  Disallowed  loss  is  generally  allowed  at the  point  where  there  is no unrecognized  gain in the  offsetting  positions  making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are  treated  as ordinary income or loss:

      (1)   gains or losses  attributable  to  fluctuations  in  exchange  rates  that occur between the time the Underlying  Funds accrue  interest or other  receivables or accrues expenses or other liabilities  denominated in a foreign currency and the time the  Underlying  Funds  actually  collect  such  receivables  or pays  such liabilities, and
      (2)   gains or losses  attributable to fluctuations in the value of a foreign currency between the date of  acquisition  of a debt  security  denominated  in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency  gains and losses are offset  against  market  gains and losses on each trade before  determining  a net "Section  988" gain or loss under the  Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Underlying  Funds'  investment income available for distribution to its shareholders.

|X|   Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Portfolios and the Underlying  Funds traded their portfolio  securities  during their last fiscal year.
For example,  if a Portfolio or Underlying Fund sold all of its securities  during the year, its portfolio  turnover rate would have been 100%. The  Portfolios'  and  Underlying  Funds'
portfolio  turnover  rates will  fluctuate  from year to year, and they may have a portfolio turnover rate of more than 100% annually.

      Increased  portfolio turnover may result in higher brokerage and transaction costs for the Portfolios and Underlying Funds,  which may reduce their overall  performance.  However, most of the  Portfolios'  portfolio  transactions  should  involve  trades in the Underlying
Funds that do not entail  brokerage  commissions.  Additionally,  the realization of capital gains from selling  portfolio  securities may result in distributions  of taxable  long-term capital gains to  shareholders,  since the  Portfolios  and  Underlying  Funds will normally distribute  all of their capital  gains  realized each year, to avoid excise taxes under the
Internal Revenue Code.

|X|   Temporary  Defensive  and Interim  Investments.  When  market,  economic or  political conditions are unstable,  or the Portfolios or the Underlying  Funds' manager believes it is otherwise  appropriate to reduce holdings in stocks, the Portfolios and the Underlying Funds can invest in a variety of debt  securities for defensive  purposes.  The Portfolios and the
Underlying  Funds can also purchase  these  securities  for liquidity  purposes to meet cash needs due to the  redemption of a  Portfolio's  or an  Underlying  Fund's,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities.  For specific types of  securities  an  Underlying  Fund can buy when  assuming a temporary  defensive  or interim  investment  position,  refer  to the SAI  for  the  Underlying  Fund.  Examples  of temporary  defensive and interim  investments  the  Portfolios may use, and that some of the
Underlying Funds may use, include:
o     high-quality (rated in the top two rating categories of  nationally-recognized  rating
            organizations  or  deemed  by  the  Manager  to  be  of  comparable   quality),
            short-term  money  market  instruments,  including  those  issued  by the U. S.
            Treasury or other government agencies,
o     commercial  paper  (short-term,  unsecured,  promissory  notes of  domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates  of deposit and bankers'  acceptances  of domestic and foreign  banks and savings and loan associations, and
o     repurchase agreements.

      These  short-term debt  securities  would be selected for defensive or cash management purposes  because they can  normally be disposed of quickly,  are not  generally  subject to significant  fluctuations  in  principal  value  and their  value  will be less  subject  to interest rate risk than longer-term debt securities.  If securities of foreign companies are selected, the issuer must have assets of at least (U.S.) $1 billion.

Tactical Allocation

A  tactical  allocation  of up  to  20%  of  net  assets  of  Active  Allocation  Fund  (the
"Portfolio")  is  designed  to  take  advantage  of  short-term  market  opportunities.  The allocation will be based on  recommendations  from Caleb Wong, one of the portfolio managers of the Portfolio and decided upon by the Manager's Asset Allocation Committee.

      The funds  available  for  tactical  investment  by the  Portfolio  are  listed in the
Prospectus.

      |X|   The Active  Allocation  Fund's  Investment  Policies  and  Risks.  For the funds included in the tactical  allocation  component of the portfolio ("Active Allocation Funds")
that are not Underlying  Funds and have not been  previously  discussed in this SAI, a brief description of the types of  investments,  strategies and risks  associated with these funds is included below.  This  description  also applies to investments  made by the Portfolio in derivatives  to  effect a  tactical  allocation  if it is  determined  that the  Portfolio's transactions would be detrimental to the Active Allocation Funds.

      |X|   Floating Rate and Variable Rate  Obligations.  Some of the  securities  that the
Portfolio  and some of the Active  Allocation  Funds can purchase  have variable or floating interest  rates.  Variable rates are adjusted at stated  periodic  intervals.  Variable rate obligations  can have a demand  feature that allows the the obligation to be tendered to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted  automatically  according to a stated  prevailing  market rate, such as a bank's prime rate, the 91-day U.S.  Treasury
Bill rate, or some other standard.  The  instrument's  rate is adjusted  automatically  each time the base rate is  adjusted.  The interest  rate on a variable  rate demand note is also based  on a stated  prevailing  market  rate  but is  adjusted  automatically  at  specified intervals.  Generally,  the  changes  in the  interest  rate on such  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the potential for capital  appreciation or  depreciation  is less than that for fixed-rate  obligations of the same  maturity.  The Manager may  determine  that an unrated  floating  rate or variable rate demand  obligation meets the quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated  maturity in excess of one year may have  features  that permit the holder to recover the  principal  amount of the underlying  security at specified  intervals not exceeding one year and upon no more than 30 days'  notice.  The issuer of that type of note  normally has a  corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters.  The tactical  allocation portion of the Portfolio and some of the Active  Allocation  Funds can invest in a type of variable rate  instrument  known as an
"inverse  floater."  These pay  interest  at rates  that vary as the rates on bonds  change.
However,  the rates of interest on inverse floaters move in the opposite direction of yields on other bonds in response to market  changes.  As  interest  rates rise,  inverse  floaters produce less current income, and their market value can become volatile.

      Inverse  floaters may offer  relatively  high current  income,  reflecting  the spread between short- and long-term  interest rates. As long as the yield curve remains  relatively steep and short-term  rates remain  relatively low, owners of inverse floaters will have the opportunity  to earn interest at  above-market  rates  because they receive  interest at the higher  long-term  rates but have paid for bonds with lower  short-term  rates. If the yield curve  flattens and shifts  upward,  an inverse  floater will lose value more quickly than a conventional  long-term  bond.  The tactical  allocation  portion of the  Portfolio  and the
Active  Allocation  Funds may invest in inverse  floaters  to seek  higher  yields  than are available from fixed-rate bonds that have comparable  maturities and credit ratings. In some cases,  the holder of an inverse  floater  may have an option to  convert  the  floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse  floaters  have a feature  known as an interest rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters that have interest rate caps might be part of a portfolio  strategy to try to maintain a high current  yield when the Portfolio or some of the Active  Allocation  Funds have invested in inverse  floaters that expose them to the risk of short-term  interest rate fluctuations.  "Embedded" caps can be used to hedge a portion of the Active  Allocation  Fund's exposure to rising interest rates. When interest rates exceed a pre-determined  rate, the cap generates additional cash flows that offset the decline in interest  rates on the inverse  floater,  and the hedge is  successful.  However, the Portfolio and the Active  Allocation  Funds bear the risk that if interest  rates do not rise above the  pre-determined  rate, the cap (which is purchased for additional  cost) will not provide  additional cash flows and will expire  worthless.  Inverse  floaters are a form of derivative investment.

      Investing in Special  Situations.  Periodically,  some of the Active  Allocation Funds might use  aggressive  investment  techniques.  These might include  seeking to benefit from what  the  portfolio  manager  perceives  to  be  "special  situations,"  such  as  mergers, reorganizations,  restructurings  or other  unusual  events  expected to affect a particular issuer.  However,  there is a risk in  investing  in special  situations  that the change or event  might not occur,  which  could have a  negative  impact on the price of the  issuer's securities.  The  Active  Allocation  Funds'  investment  technique  might not  produce  the expected gains or could incur a loss for the portfolio.

      Brady   Bonds.   Some  of  the   Active   Allocation   Funds   can   invest   in  U.S.
dollar-denominated  "Brady  Bonds." These  foreign debt  obligations  may be fixed-rate  par bonds or  floating-rate  discount  bonds.  They are generally  collateralized  in full as to repayment of principal at maturity by U.S.  Treasury zero coupon  obligations  that have the same  maturity  as the Brady  Bonds.  Brady  Bonds  can be  viewed  as having  three or four valuation components:  (i) the collateralized repayment of principal at final maturity; (ii)
the collateralized  interest payments;  (iii) the  uncollateralized  interest payments;  and
(iv) any  uncollateralized  repayment  of  principal  at  maturity.  Those  uncollateralized amounts constitute what is called the "residual risk" of the bonds.

      If there is a default on  collateralized  Brady Bonds resulting in acceleration of the payment  obligations  of the  issuer,  the zero  coupon  U.S.  Treasury  securities  held as collateral  for the payment of principal  will not be  distributed  to  investors,  nor will those  obligations  be sold to distribute the proceeds.  The collateral  will be held by the collateral  agent to the  scheduled  maturity of the  defaulted  Brady Bonds.  The defaulted bonds will continue to remain outstanding,  and the face amount of the collateral will equal the  principal  payments  that  would  have then been due on the Brady  Bonds in the  normal course.  Because  of the  residual  risk of Brady  Bonds and the  history of  defaults  with respect to commercial bank loans by public and private  entities of countries  issuing Brady
Bonds, they are considered speculative investments.

      |X|   Ratings of Securities - Portfolio Quality,  Maturity and Diversification.  Under
Rule 2a-7 of the Investment Company Act,  Oppenheimer Money Market Fund, Inc. ("Money Market
Fund") uses the amortized cost method to value its portfolio  securities to determine  Money
Market  Fund's net asset value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule,  Money Market Fund may purchase only those securities that the Manager, under Board-approved  procedures, has determined have minimal credit risks and are "Eligible  Securities." The rating restrictions  described in its Prospectus and SAI do not apply to banks in which Money Market Fund's cash is kept.

      An  "Eligible  Security"  is one  that  has  been  rated  in one  of the  two  highest
short-term  rating  categories  by  any  two   "nationally-recognized   statistical   rating
organizations."  That term is  defined  in Rule  2a-7 and they are  referred  to as  "Rating
Organizations"  in Money Market Fund's SAI. If only one Rating  Organization  has rated that security,  it must have  been  rated in one of the two  highest  rating  categories  by that
Rating  Organization.  An unrated security that is judged by the Manager,  subject to review by  Money  Market  Fund's  Board of  Directors,  to be of  comparable  quality  to  Eligible
Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule  2a-7  permits   Money  Market  Fund  to  purchase  any  number  of  "First  Tier
Securities."  These are  Eligible  Securities  that have been  rated in the  highest  rating category for short-term debt obligations by at least two Rating  Organizations.  If only one
Rating Organization has rated a particular security,  it must have been rated in the highest rating  category by that Rating  Organization.  Comparable  unrated  securities  may also be
First Tier Securities.

      Under Rule 2a-7,  Money  Market Fund may invest  only up to 5% of its total  assets in
"Second  Tier  Securities."  Those  are  Eligible   Securities  that  are  not  "First  Tier
Securities." In addition, Money Market Fund may not invest more than:

   o? 5% of its total  assets  in the  securities  of any one  issuer  (other  than the U.S.
      government, its agencies or instrumentalities) or
   o  1% of its total assets or $1 million  (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, Money Market Fund must maintain a  dollar-weighted  average portfolio maturity of not more than 90 days, and the maturity of any single  portfolio  investment may not  exceed 397 days.  The Board  regularly  reviews  reports  from the  Manager to show the
Manager's compliance with Money Market Fund's procedures and with the Rule.

      If a  security's  rating  is  downgraded,  the  Manager  and/or  the Board may have to reassess the  security's  credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security  continues to present minimal credit risk. If the Manager  becomes aware that any Rating  Organization  has downgraded its rating of a Second  Tier  Security or rated an unrated  security  below its second  highest  rating category,  Money Market  Fund's  Board of  Directors  shall  promptly  reassess  whether the security  presents  minimal  credit risk and whether it is in the best interests of the Fund to dispose of it.

      If Money  Market  Fund  disposes  of the  security  within  five  days of the  Manager learning of the  downgrade,  the Manager  will provide the Board with  subsequent  notice of such downgrade.  If a security is in default,  or ceases to be an Eligible  Security,  or is determined no longer to present  minimal credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating  Organizations  currently designated as  nationally-recognized  statistical rating  organizations  by the SEC are  Standard  & Poor's  (a  division  of the  McGraw-Hill
Companies),  Moody's Investors  Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix A to its SAI  contains  descriptions  of the rating  categories  of those
Rating Organizations.  Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described therein.

      |X|   Time Deposits and Other Bank Obligations.  The types of "banks" whose securities
Money Market Fund may buy include  commercial  banks,  savings  banks,  and savings and loan associations,  which may or may not be members of the Federal Deposit Insurance Corporation.
Money Market Fund may also buy securities of "foreign banks" that are:
         o  foreign  branches  of U.S.  banks  (which may be issuers of  "Eurodollar"  money market instruments),
         o? U.S.  branches  and  agencies of foreign  banks (which may be issuers of "Yankee dollar" instruments), or
         o? foreign branches of foreign banks.

      Money  Market  Fund may  invest  in fixed  time  deposits.  These  are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest  rate.  They may or may not be subject to withdrawal  penalties.  However,  Money Market Fund's  investments  in time deposits that are subject to penalties (other than time deposits  maturing in less than
7 days) are subject to the 10% investment  limitation for investing in illiquid  securities, set forth in "Illiquid and Restricted Securities" in the Prospectus.

      Money  Market  Fund will buy bank  obligations  only from a  domestic  bank with total assets of at least $2.0  billion or from a foreign  bank with total assets of at least $30.0 billion. Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured Bank Obligations.  The Federal Deposit Insurance Corporation insures the deposits of banks and savings and loan associations up to $100,000 per investor.  Within the limits set forth in its  Prospectus,  Money Market Fund may purchase bank  obligations  that are fully  insured as to principal by the FDIC.  To remain  fully  insured as to  principal, these  investments  must currently be limited to $100,000 per bank. If the principal  amount and accrued interest  together exceed $100,000,  then the accrued interest in excess of that
$100,000 will not be insured.

      |X|   Bank Loan  Participation  Agreements.  Money Market Fund may invest in bank loan participation  agreements,  subject to the investment limitation set forth in its Prospectus as to  investments  in  illiquid  securities.  If Money  Market  Fund  invests  in bank loan participation  agreements,  they are not expected to exceed 5% of Money Market  Fund's total assets.  Participation  agreements  provide an undivided interest in a loan made by the bank issuing the  participation  interest in the proportion that the buyer's  investment bears to the total principal  amount of the loan.  Under this type of  arrangement,  the issuing bank may have no  obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, Money Market Fund must look to the  creditworthiness of the borrower,  which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled  principal or interest  payments,  Money Market Fund may experience a reduction in income.

      Writing  Uncovered Call Options on Futures  Contracts.  Some of the Active  Allocation
Funds  may write  calls on a  futures  contract  without  owning  the  futures  contract  or securities  deliverable under the contract.  To do so, at the time the call is written,  the
Active  Allocation  Funds must cover the call by segregating an equivalent  dollar amount of liquid assets.  The Active  Allocation Funds will segregate  additional liquid assets if the value of the  segregated  assets  drops  below  100% of the  current  value  of the  future.
Because of this segregation  requirement,  in no circumstances  would the Active  Allocation
Funds' receipt of an exercise notice as to that future require the Active  Allocation  Funds to deliver a futures  contract.  It would simply put the Active  Allocation Funds in a short futures position, which may be permitted by the Active Allocation Fund's hedging policies.

      |X|   Investments  in  Equity  Securities  and  Metal  Investments.   Gold  &  Special
Minerals Fund focuses its  investments  in equity  securities of U.S. and  foreign-domiciled companies.  Equity securities include common stocks,  preferred stocks, rights and warrants, and securities  convertible into common stock.  Gold & Special  Minerals Fund's  investments primarily  include  stocks of companies  that are involved in mining or  processing  gold or other metals or minerals. These securities are described as "Mining Securities."

      Gold & Special  Minerals  Fund may also  invest in gold or  silver  bullion,  in other precious  metals,  in metals  naturally  occurring  with precious  metals,  in  certificates representing  an ownership  interest in those  metals,  and in gold or silver  coins.  These investments are referred to as "Metal  Investments." Under normal market conditions,  Gold &
Special  Minerals  Fund will  invest at least 80% of its net  assets  (plus  borrowings  for investment  purposes) in Mining Securities and Metal  Investments.  However,  Gold & Special
Minerals Fund will invest no more than 10% of its total net assets in Metal Investments.

      Current  income is not a criterion  used to select  portfolio  securities for Gold and
Special  Minerals.  However,  certain  debt  securities  can be selected  for Gold & Special
Minerals  Fund's  portfolio for  defensive  purposes  (including  debt  securities  that the
Manager believes might offer some  opportunities  for capital  appreciation  when stocks are disfavored).

      o  Special  Risks  of  Concentrating   Investments  in  Mining  Securities  and  Metal
Investments.  Investments in Mining  Securities  and Metal  Investments  involve  additional risks and considerations not typically  associated with other types of investments:  (1) the risk of substantial  price  fluctuations of gold and precious metals;  (2) the concentration of gold supply is mainly in five territories (South Africa,  Australia,  the Commonwealth of
Independent  States  (the  former  Soviet  Union),  Canada and the United  States),  and the
prevailing economic and political  conditions of these countries may have a direct effect on the  production  and  marketing  of gold and  sales  of  central  bank  gold  holdings;  (3)
unpredictable  international  monetary  policies,  economic and  political  conditions;  (4)
possible U.S.  governmental  regulation of Metal Investments,  as well as foreign regulation of such  investments;  and (5) possible adverse tax consequences for Gold & Special Minerals
Fund in  making  Metal  Investments,  if it  fails to  qualify  as a  "regulated  investment company" under the Internal Revenue Code.

      Because  Gold  &  Special  Minerals  Fund   concentrates  its  investments  in  Mining
Securities  and Metal  Investments,  an  adverse  change  with  respect to any of these risk factors  could have a  significant  negative  effect on Gold & Special  Minerals  Fund's net asset value per share. These risks are discussed in greater detail below.

      o Risk of Price  Fluctuations.  The  prices  of  precious  and  strategic  metals  are affected by various  factors such as economic  conditions,  political  events,  governmental monetary and  regulatory  policies and market  events.  The prices of Mining  Securities and
Metal  Investments  held by Gold & Special Minerals Fund may fluctuate  sharply,  which will affect the value of Gold & Special Minerals Fund's shares.

      o  Concentration  of Source of Gold Supply and Control of Gold Sales.  Currently,  the
five  largest  producers  of  gold  are  the  Republic  of  South  Africa,   Australia,  the
Commonwealth  of Independent  States (which includes Russia and certain other countries that were part of the former Soviet Union), Canada and the United States.  Economic and political conditions in those  countries may have a direct effect on the  production  and marketing of gold and on sales of  central  bank  gold  holdings.  In South  Africa,  the  activities  of companies  engaged in gold mining are  subject to the  policies  adopted by the  Ministry of
Mines.  The  Reserve  Bank of South  Africa,  as the sole  authorized  sales agent for South
African  gold,  has an  influence  on the price and timing of sales of South  African  gold.
Political and social  conditions in South Africa are still  somewhat  unsettled and may pose certain  risks to Gold & Special  Minerals  Fund (in addition to the risks  described  below under the caption  "Foreign  Securities"),  because Gold & Special  Minerals Fund may hold a portion of its assets in securities of South African issuers.

      o Unpredictable  International  Monetary Policies,  Economic and Political Conditions.
There is the possibility  that unusual  international  monetary or political  conditions may make Gold & Special Minerals Fund's portfolio assets less liquid,  or that the value of Gold
& Special  Minerals Fund's assets might be more volatile,  than would be the case with other investments.  In particular, the price of gold is affected by its direct and indirect use to settle net balance of payments  deficits and surpluses  between nations.  Because the prices of precious or  strategic  metals may be affected by  unpredictable  international  monetary policies  and  economic  conditions,  there may be  greater  likelihood  of a more  dramatic fluctuation  of the market  prices of Gold & Special  Minerals  Fund's  investments  than of other investments.

      o  Commodities  Regulations.  The trading of Metal  Investments  in the United  States could become subject to the rules that govern the trading of agricultural  and certain other commodities  and  commodity  futures.  In the  opinion  of Gold &  Special  Minerals  Fund's counsel,  at present Gold & Special Minerals Fund's  permitted Metal  Investments are either not subject to regulation  by the CFTC or an exemption  from  regulation  is available.  The absence of CFTC  regulation  may adversely  affect the continued  development  of an orderly market in Metal  Investments  trading in the United States.  The  development of a regulated futures market in Metal  Investments  trading may affect the development of a market in, and the price of, Metal Investments in the United States.

      o Effect on Gold & Special  Minerals Fund's Tax Status.  By making Metal  Investments,
Gold & Special  Minerals  Fund risks  failing to qualify as a regulated  investment  company under the Internal Revenue Code. If Gold & Special Minerals Fund should fail to qualify,  it would lose the beneficial tax treatment  accorded to qualifying  investment  companies under
Subchapter  M of the Code.  Failure to  qualify  would  occur if in any  fiscal  year Gold &
Special  Minerals Fund either (a) derived 10% or more of its gross income (as defined in the
Internal  Revenue  Code,  which  disregards  losses  for this  purpose)  from sales or other dispositions of Metal  Investments and other  non-qualifying  income,  or (b) held more than
50% of its net assets in the form of Metal  Investments or in securities not meeting certain tests  under  the  Internal  Revenue  Code  (see  "Dividends,  Capital  Gains  and  Taxes").
Accordingly,  Gold & Special  Minerals Fund will endeavor to manage its portfolio within the limitations  described  above,  and Gold & Special  Minerals  Fund has adopted an investment restriction  limiting  the  amount  of its  total  assets  that  can be  invested  in  Metal
Investments.  There can be no assurance  that Gold & Special  Minerals  Fund will qualify in every fiscal year.  Furthermore,  to comply with the  limitations  described  above,  Gold &
Special  Minerals  Fund may be  required to make  investment  decisions  the  Manager  would otherwise not make,  foregoing the  opportunity  to realize gains,  if necessary,  to permit
Gold &  Special  Minerals  Fund to  qualify.  See  "Investment  Restrictions"  in the Gold &
Special Minerals SAI.

Investment Restrictions

      |X| What Are "Fundamental  Policies?" Fundamental policies are those policies that the
Portfolios have adopted to govern its investments  that can be changed only by the vote of a
"majority" of the Portfolios'  outstanding voting  securities.  Under the Investment Company
Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or  represented  by proxy at a shareholder  meeting, if  the  holders  of  more  than  50%  of  the  outstanding  shares  are  present  or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Portfolios'  investment objectives are not fundamental policies and the investment objectives of the Underlying Funds may be fundamental or  non-fundamental,  according to the
Prospectuses  and  Statements  of  Additional  Information  of these funds.  Other  policies described in the  Prospectus or this SAI are  "fundamental"  only if they are  identified as
such.   The   Portfolios'   Boards  of  Trustees  and  the   Underlying   Funds'  Boards  of
Trustees/Directors  can  change  non-fundamental   policies  without  shareholder  approval.
However,  significant  changes to investment  policies will be described in  supplements  or updates to the Prospectus or this SAI, as appropriate.  The Portfolios' principal investment policies are described in the Prospectus.

|X| Do the Portfolios Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of each Portfolio indicated below:
o     A Portfolio cannot concentrate investments. That means a Portfolio cannot invest 25%
      or more of its total assets in any single industry. However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S.
      government, its agencies or instrumentalities;
o     A Portfolio cannot buy securities issued or guaranteed by any one issuer, other than an Underlying Fund, if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of a Portfolio's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities;
o     A Portfolio cannot purchase or sell real estate or commodities; however, a Portfolio may use commodity contracts approved by its Board;
o     A Portfolio cannot underwrite securities except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities held in its portfolio;
o     A Portfolio cannot lend money, except that a Portfolio may (a) lend its portfolio securities, (b) purchase debt securities which are permitted by a Portfolio's investment policies and restrictions, (c) enter into repurchase agreements, and (d)
      lend money to other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) subject to obtaining all required authorizations and regulatory approvals;
o     A Portfolio cannot borrow money in excess of one-third of the value of its total assets. A Portfolio can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act;

o     A Portfolio cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of a Portfolio are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X|   Do the  Underlying  Funds and the Funds in the  tactical  allocation  component of the
Active  Allocation  Fund Have  Additional  Fundamental  Policies?  The following  investment restrictions are fundamental  policies of the Underlying Funds and the Funds in the tactical allocation component of the Active Allocation Fund indicated below.

                                       Core Bond Fund

o     Core Bond Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer or if it would  then own more than 10% of that  issuer's  voting  securities.  That restriction  applies to 75% of the fund's total assets. The limit does not apply to  securities  issued  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

o     Core Bond Fund cannot  concentrate its investments (that means it cannot invest 25% or more of its  total  assets)  in any  one  industry.  Gas,  water,  electric  and telephone utilities are considered to be separate industries for this purpose.

o     Core Bond Fund  cannot  make loans  except (a)  through  lending  of  securities,  (b)
         through the purchase of debt  instruments or similar  evidences of indebtedness,
         (c) through an inter-fund  lending program with other affiliated  funds, and (d)
         through repurchase agreements.

o     Core Bond Fund cannot invest in real estate or real estate  mortgage  loans.  However,
         Bond Fund can purchase and sell  securities  issued or secured by companies that invest in or deal in real estate or interests in real estate.

o     Core Bond Fund cannot underwrite  securities.  A permitted  exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Core  Bond  Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total assets.  This fund may  borrow  only from  banks  and/or  affiliated  investment companies.  With respect to this fundamental  policy,  this fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.

o     Core Bond Fund cannot issue "senior  securities,"  but this does not prohibit  certain
         investment   activities  for  which  assets  of  this  fund  are  designated  as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
         money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
         arrangements  for  portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                 Capital Appreciation Fund

o     Capital Appreciation Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the
      Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Capital  Appreciation Fund may not borrow money,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption therefrom  that is applicable to this fund, as such statute,  rules or  regulations may be amended or interpreted from time to time.

o     Capital  Appreciation Fund cannot make loans, except to the extent permitted under the
      Investment Company Act, the rules or regulations  thereunder or any exemption there from that is applicable to this fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Capital  Appreciation  Fund cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
      government  or  its  agencies  and   instrumentalities   or  securities  issued  by
      investment  companies.

o     Capital Appreciation Fund cannot invest in real estate,  physical commodity contracts, except to the extent  permitted  under the  Investment  Company  Act,  the rules or regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o     Capital  Appreciation  Fund  cannot  underwrite  securities  of  other  companies.   A
      permitted  exception  is in  case  it is  deemed  to be an  underwriter  under  the
      Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Capital  Appreciation  Fund  cannot  issue  senior  securities,  except to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                    Champion Income Fund

   o  Champion Income Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of Champion Income Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

   o  Champion Income Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S.
      government or its agencies and instrumentalities. Under this policy, utilities are divided into "industries" according to the services they provide (for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries).

   o  Champion Income Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. Champion Income Fund may borrow only from banks and/or affiliated investment companies and only as a temporary measure for extraordinary or emergency purposes. Champion Income Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets. With respect to this fundamental policy, Champion Income Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

   o  Champion Income Fund cannot make loans except (a) through lending of securities, (b)
      through the purchase of debt instruments or similar evidences of indebtedness, (c)
      through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33
      1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

   o  Champion Income Fund cannot invest in real estate. However, Champion Income Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

   o  Champion Income Fund cannot invest in commodities or commodity contracts. However,
      Champion Income Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in the Prospectus and this Statement of Additional Information.

   o  Champion Income Fund cannot underwrite the securities of other issuers. A permitted exception is in case it is determined to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

   o  Champion Income Fund cannot issue "senior securities, but this does not prohibit certain investment activities for which assets of Champion Income Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                  Developing Markets Fund

o     Developing Markets Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the
      Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Developing  Markets  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
      government  or  its  agencies  and   instrumentalities   or  securities  issued  by
      investment companies.

o     Developing  Markets Fund cannot make loans,  except to the extent  permitted under the
      Investment  Company  Act,  the rules or  regulations  thereunder  or any  exemption therefrom  that is applicable to the Fund,  as such statute,  rules or  regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot invest in real estate,  physical  commodity  contracts, except to the extent  permitted  under the  Investment  Company  Act,  the rules or regulations  thereunder  or any  exemption  therefrom,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o     Developing  Markets  Fund  cannot  issue  senior  securities,  except  to  the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Developing Markets Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of
      1933 when reselling any securities held in its own portfolio.

o     Developing  Markets Fund may not borrow money,  except to the extent  permitted  under the Investment  Company Act, the rules or  regulations  thereunder or any exemption therefrom,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time.

                                       Discovery Fund

o     Discovery Fund cannot buy securities or other instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that  issuer  or if it would  then own more than 10% of that issuer's  voting  securities.  This  limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued or  guaranteed by the U.S.
      government  or any of its  agencies or  instrumentalities  or  securities  of other investment companies.

o     Discovery Fund cannot make loans,  except to the extent permitted under the Investment
      Company Act, the rules or  regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Discovery  Fund cannot  invest 25% or more of its total assets in companies in any one industry.  That limit does not apply to securities issued by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Discovery Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Discovery Fund cannot invest in real estate,  physical commodity contracts,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Discovery Fund cannot issue senior  securities,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption therefrom,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time.

                                       Global Fund

o     Global Fund cannot buy  securities  or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that  issuer  or if it would  then own more than 10% of that issuer's  voting  securities.  This  limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued or  guaranteed by the U.S.
      government  or any of its  agencies or  instrumentalities  or  securities  of other investment companies.

o     Global Fund cannot make loans,  except to the extent  permitted  under the  Investment
      Company Act, the rules or  regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Global Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government or its agencies and instrumentalities or securities issued by investment companies.

o     Global Fund cannot invest in real estate, physical commodity contracts,  except to the extent  permitted  under the  Investment  Company  Act,  the  rules or  regulations thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time..

o     Global Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an  underwriter  under the  Securities  Act of 1933 when reselling any securities held in its own portfolio.

o     Global  Fund  cannot  invest  in or hold  securities  of any  issuer if  officers  and
      Trustees of this fund or its manager  individually  beneficially  own more than 1/2 of 1% of the  securities  of that  issuer  and  together  own  more  than 5% of the securities of that issuer.

o     Global Fund cannot issue senior  securities,  except to the extent permitted under the
      Investment  Company  Act,  the rules or  regulations  thereunder  or any  exemption therefrom,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time.

o     Global Fund may not borrow money,  except to the extent permitted under the Investment
      Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

                                Global Opportunities Fund

o     Global  Opportunities  Fund  cannot  buy  securities  or other  instruments  issued or guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities  or other  instruments  of that  issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the
      Fund's total assets.  The limit does not apply to  securities  issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or securities of other investment companies.

o     Global  Opportunities Fund cannot make loans, except to the extent permitted under the
      Investment  Company  Act,  the rules or  regulations  thereunder  or any  exemption therefrom that is applicable to Global  Opportunities Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Global  Opportunities  Fund cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
      government  or  its  agencies  and   instrumentalities   or  securities  issued  by
      investment companies.

o     Global  Opportunities  Fund cannot  invest in real  estate,  physical  commodities  or commodity  contracts,  except to the extent permitted under the Investment  Company
      Act, the rules or  regulations  thereunder  or any  exception  there from,  as such statute, rules or regulations may be amended or interpreted from time to time.

o     Global Opportunities Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the
      Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Global  Opportunities  Fund  cannot  issue  senior  securities,  except to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be amended or interpreted from time to time.

                                Gold & Special Minerals Fund

o     Gold & Special Minerals Fund cannot invest in Metal Investments if, as a result,  more than 10% of Gold & Special  Minerals Fund's total assets would be invested in Metal
      Investments.

o     With the exception of its  investments  in Mining  Securities  and Metal  Investments,
      Gold & Special  Minerals  Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the
      U.S.  government  or its agencies and  instrumentalities  or  securities  issued by investment companies.

o     Gold & Special Minerals Fund is "non-diversified" under the Investment Company Act.

o     Gold & Special  Minerals  Fund may not borrow  money,  except to the extent  permitted under the  Investment  Company  Act,  the rules or  regulations  thereunder  or any exemption  therefrom  that is applicable to Gold & Special  Minerals  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special  Minerals Fund cannot make loans,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption thereform  that is  applicable  to Gold & Special  Minerals  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Gold & Special  Minerals Fund cannot invest in real estate,  physical  commodities  or commodity  contracts  (other  than the  hedging  instruments  or Metal  Investments permitted by any of its other  investment  policies) except to the extent permitted under the  Investment  Company  Act,  the rules or  regulations  thereunder  or any exemption  therefrom,  as such  statute,  rules or  regulations  may be  amended or interpreted  from time to time. It does not matter  whether the hedging  instrument or Metal Investment is considered to be a commodity or commodity contract.

o     Gold & Special  Minerals  Fund cannot  issue senior  securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Gold & Special  Minerals  Fund cannot  underwrite  securities  of other  companies.  A permitted  exception  is in  case  it is  deemed  to be an  underwriter  under  the
      Securities Act of 1933 when reselling any securities held in its own portfolio.

o     As a non-fundamental  investment policy, Gold & Special Minerals Fund cannot invest in the securities of other investment  companies or registered unit investment  trusts in  reliance on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
      Company Act.

Non-Diversification  of Gold & Special Minerals Fund's Investments.  Gold & Special Minerals
Fund is  "non-diversified,"  as  defined  in the  Investment  Company  Act.  Funds  that are diversified have  restrictions  against investing too much of their assets in the securities of any one  "issuer."  That means that Gold & Special  Minerals  Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being  non-diversified  poses additional  investment  risks,  because if Gold & Special
Minerals  Fund  invests  more of its  assets in fewer  issuers,  the  value of its  shares is subject to greater  fluctuations from adverse conditions  affecting any one of those issuers.
However,  Gold & Special  Minerals Fund does limit its  investments  in the securities of any one  issuer to  qualify  for tax  purposes  as a  "regulated  investment  company"  under the
Internal  Revenue  Code.  By  qualifying,  it does not have to pay  federal  income  taxes on amounts  distributed  if more than 90% of its earnings are  distributed to  shareholders.  To qualify,  Gold & Special  Minerals  Fund must meet a number of  conditions.  First,  not more than 25% of the market value of Gold & Special  Minerals  Fund's total assets may be invested in the  securities  of a single  issuer.  Second,  with respect to 50% of the market value of its  total  assets,  (1) no more  than 5% of the  market  value of its  total  assets  may be invested in the  securities of a single  issuer,  and (2) the Fund must not own more than 10%
of the outstanding voting securities of a single issuer.

                                        Growth Fund

o     Growth Fund cannot buy  securities  or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets  would be invested in  securities or other  instruments  of that  issuer or if it would  then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the Fund's total  assets.  The limit does not apply to  securities  issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or securities of other investment companies.

o     Growth Fund cannot make loans,  except to the extent  permitted  under the  Investment
         Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom that is applicable to the Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

o     Growth Fund may not borrow money,  except as permitted by the Investment  Company Act, the  rules  or  regulations  thereunder  or  any  exemption  therefrom  that  is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Growth Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government or its  agencies  and  instrumentalities  or  securities  issued  by  investment companies.

o     Growth  Fund  cannot  invest  in  real  estate,   physical  commodities  or  commodity
         contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Growth Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Growth Fund cannot issue senior  securities,  except to the extent permitted under the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                      High Yield Fund

o     High Yield Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer or if it would  then own more than 10% of that  issuer's  voting  securities.  That restriction  applies to 75% of High Yield  Fund's total  assets.  The limit does not apply to securities issued by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies.

o     High Yield Fund  cannot  invest 25% or more of its total  assets in any one  industry.
         That  limit  does not  apply to  securities  issued  or  guaranteed  by the U.S.
         government or its agencies and instrumentalities.  Under this policy,  utilities are divided  into  "industries"  according  to the  services  they  provide (for example,  gas,  gas  transmission,  electric  and  telephone  utilities  will be considered to be in separate industries).

o     High Yield  Fund  cannot  borrow  money in excess of 33-1/3% of the value of its total assets. High Yield Fund may only borrow from banks and/or affiliated  investment companies.  High Yield Fund cannot make any  investment  at a time during  which its  borrowings  exceed  5% of the value of its  assets.  With  respect  to this fundamental  policy,  High  Yield Fund can borrow  only if it  maintains  a 300%
         ratio of  assets  to  borrowings  at all  times in the  manner  set forth in the
         Investment Company Act.

o     High Yield Fund  cannot  make loans  except (a)  through  lending of  securities,  (b)
         through the purchase of debt  instruments or similar  evidences of indebtedness,
         (c) through an inter-fund  lending program with other affiliated  funds, and (d)
         through repurchase agreements.

o     High Yield Fund cannot  invest in real estate.  However,  High Yield Fund can purchase debt  securities  secured by real estate or interests in real estate,  or issued by  companies,  including  real estate  investment  trusts,  that invest in real estate or interests in real estate.

o     High Yield Fund cannot invest in commodities  or commodity  contracts.  However,  High
         Yield  Fund may buy and sell any of the  hedging  instruments  permitted  by its other investment  policies,  whether or not the hedging instrument is considered a commodity or commodity contract.

o     High Yield Fund cannot  underwrite  securities  issued by other  persons.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     High Yield Fund cannot issue "senior  securities",  but this does not prohibit certain investment  activities  for which  assets of High Yield Fund are  designated  as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing money,  delayed-delivery  and when-issued  arrangements for portfolio securities transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

                                  International Bond Fund

o     International  Bond Fund cannot make loans except (a) through  lending of  securities,
         (b)  through  the  purchase  of  debt   instruments  or  similar   evidences  of
         indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds, and (d) through repurchase agreements.

o     International  Bond Fund cannot buy or sell real estate.  However,  International Bond
         Fund can purchase  debt  securities  secured by real estate or interests in real estate or issued by companies,  including real estate investment  trusts,  which invest in real estate or interests in real estate.

o     International Bond Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International  Bond Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of International  Bond Fund are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     International  Bond Fund cannot  borrow money in excess of 33 1/3% of the value of its total  assets.  International  Bond  Fund may  borrow  only  from  banks  and/or affiliated  investment  companies.  International  Bond  Fund  cannot  make  any investment at a time during which its  borrowings  exceed 5% of the value of its assets.  With respect to this fundamental  policy,  International  Bond Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

o     International  Bond Fund cannot concentrate  investments.  That means it cannot invest
         25% or more of its total  assets in any one  industry.  International  Bond Fund will not invest 25% or more of its total assets in government  securities of any one  foreign  company  or in debt and  equity  securities  issued  by  companies organized  under the laws of any one foreign  country.  Obligations  of the U.S.
         government,  its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this policy.

Non-Diversification  of International  Bond Fund's  Investments.  International Bond Fund is
"non-diversified,"  as defined in the  Investment  Company Act.  Funds that are  diversified have  restrictions  against  investing too much of their assets in the securities of any one
"issuer."  That means that this fund can invest  more of its assets in the  securities  of a single issuer than a fund that is diversified.

      Being  non-diversified  poses additional  investment  risks,  because if International
Bond Fund  invests more of its assets in fewer  issuers,  the value of its shares is subject to  greater  fluctuations  from  adverse  conditions  affecting  any one of  those  issuers.
However,  International  Bond Fund does limit its  investments  in the securities of any one issuer to qualify for tax purposes as a "regulated  investment  company"  under the Internal
Revenue  Code.  By  qualifying,  it does not have to pay  federal  income  taxes on  amounts distributed if more than 90% of its earnings are  distributed to  shareholders.  To qualify,
International  Bond Fund must meet a number of conditions.  First,  not more than 25% of the market value of International  Bond Fund's total assets may be invested in the securities of a single issuer.  Second,  with respect to 50% of the market value of its total assets,  (1)
no more than 5% of the market  value of its total  assets may be invested in the  securities of a single  issuer,  and (2)  International  Bond  Fund  must not own more  than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

                                 International Growth Fund

o     International  Growth  Fund  cannot  buy  securities  or other  instruments  issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the  Fund's  total  assets.  The limit  does not  apply to  securities issued  or  guaranteed  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

o     International  Growth Fund cannot make loans, except to the extent permitted under the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to Global  Opportunities  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International  Growth  Fund cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
         U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

o     International  Growth Fund  cannot  invest in real  estate,  physical  commodities  or commodity  contracts,  except  to the  extent  permitted  under  the  Investment
         Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

o     International  Growth  Fund  cannot  issue  senior  securities,  except to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be amended or interpreted from time to time.

o     International  Growth  Fund  cannot  underwrite  securities  of  other  companies.   A
         permitted  exception  is in case it is  deemed  to be an  underwriter  under the
         Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International  Growth Fund may not borrow money, except as permitted by the Investment
         Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom that is applicable to the Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

                              International Small Company Fund

o     International  Small Company Fund cannot buy securities or other instruments issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the  Fund's  total  assets.  The limit  does not  apply to  securities issued  or  guaranteed  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

o     International  Small  Company Fund cannot make loans,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is applicable to Global  Opportunities  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     International  Small Company Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities issued by investment companies..

o     International  Small Company Fund cannot invest in real estate,  physical  commodities or commodity  contracts,  except to the extent  permitted  under the  Investment
         Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

o     International Small Company Fund cannot issue senior securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be amended or interpreted from time to time.

o     International  Small Company Fund cannot underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
         Securities Act of 1933 when reselling any securities held in its own portfolio.

o     International  Small  Company  Fund may not borrow  money,  except as permitted by the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

                                Limited-Term Government Fund

o     Limited-Term  Government  Fund cannot buy  securities or other  instruments  issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would  be invested in  securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to
        75% of Limited-Term  Government Fund's total assets.  The limit does not apply to
        securities   issued  by  the  U.S.   government   or  any  of  its   agencies  or
        instrumentalities, or securities of other investment companies.

o     Limited-Term  Government Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or  guaranteed by the
        U.S. government or its agencies and instrumentalities.

o     Limited-Term  Government Fund cannot deviate from any of its other investment policies that are described as fundamental policies in its Prospectus or SAI.

o     Limited-Term  Government  Fund  cannot  make  loans  except  (a)  through  lending  of securities,  (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending  program with other  affiliated funds, and (d) through repurchase agreements.

o     Limited-Term  Government Fund cannot borrow money in excess of 33 1/3% of the value of its total assets.  Limited-Term Government Fund may borrow only from banks and/or affiliated  investment  companies.  With  respect  to  this  fundamental  policy,
        Limited-Term  Government  Fund can borrow  only if it  maintains  a 300% ratio of assets to  borrowings  at all  times in the  manner  set forth in the  Investment
        Company Act.

o     Limited-Term  Government  Fund cannot  purchase or sell real  estate,  commodities  or commodity  contracts.  However,  Limited-Term  Government  Fund  may use  hedging instruments  approved  by its Board of  Trustees  whether  or not  those  hedging instruments are considered commodities or commodity contracts.

o     Limited-Term  Government Fund cannot underwrite  securities.  A permitted exception is in case it is deemed to be an  underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Limited-Term  Government  Fund cannot  issue  "senior  securities,"  but this does not
        prohibit  certain   investment   activities  for  which  assets  of  Limited-Term
        Government  Fund are  designated as segregated,  or margin,  collateral or escrow arrangements  are  established,  to cover the  related  obligations.  Examples of
        those  activities  include  borrowing  money,   reverse  repurchase   agreements,
        delayed-delivery   and   when-issued   arrangements   for  portfolio   securities
        transactions,   contracts  to  buy  or  sell  derivatives,  hedging  instruments, options, or futures.

                                      Main Street Fund

o     Main Street Fund cannot  concentrate  investments.  That means it cannot invest 25% or more of its total assets in any  industry.  However,  there is no  limitation  on investments in U.S. government securities.

o     Main Street Fund cannot invest in commodities.  However,  Main Street Fund can buy and sell any of the hedging  instruments  permitted by any of its other policies.  It does not matter if the hedging  instrument  is  considered  to be a commodity  or commodity contract.

o     Main  Street  Fund  cannot  invest in real  estate  or in  interests  in real  estate.
        However,  Main Street Fund can purchase securities of issuers holding real estate or  interests  in real estate  (including  securities  of real estate  investment trusts).

o     Main  Street  Fund  cannot  underwrite  securities  of other  companies.  A  permitted exception is in case it is deemed to be an  underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Main Street Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities  for which  assets of Main Street Fund are  designated  as segregated,  or margin,  collateral or escrow  arrangements are  established,  to cover the related  obligations.  Examples of those activities  include  borrowing
        money,   reverse   repurchase   agreements,   delayed-delivery   and  when-issued
        arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     Main Street Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total assets  (including  the amount  borrowed).  Main Street Fund may borrow only from banks and/or affiliated  investment  companies.  With respect to this fundamental policy,  Main Street Fund can borrow only if it  maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     Main  Street Fund cannot make loans  except (a)  through  lending of  securities,  (b)
        through the purchase of debt  instruments or similar  evidences of  indebtedness,
        (c) through an interfund  lending program (if applicable)  with other  affiliated funds, and (d) through repurchase agreements.

o     Main Street Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or it would  then own more than 10% of that  issuer's  voting  securities.  This  limit applies to 75% of Main Street  Fund's total  assets.  The limit does not apply to
        securities   issued  by  the  U.S.   Government   or  any  of  its   agencies  or
        instrumentalities, or securities of other investment companies.

                                Main Street Opportunity Fund

o     Main Street  Opportunity  Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  This limitation  applies to 75% of Main Street  Opportunity  Fund's total  assets.  The  limit  does not  apply  to  securities  issued  by the U.S.
         government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o     Main  Street  Opportunity  Fund  cannot  make  loans  except  (a)  through  lending of securities,  (b) through the purchase of debt  instruments or similar  evidences of indebtedness,  (c) through an interfund  lending program (if applicable) with other affiliated funds,  provided that no such loan may be made if, as a result, the  aggregate  of such  loans  would  exceed  33 1/3% of the value of its total assets  (taken  at  market  value at the time of such  loans),  and (d)  through repurchase agreements.

o     Main Street  Opportunity Fund cannot borrow money in excess of 33 1/3% of the value of its total  assets.  Main  Street  Opportunity  Fund may  borrow  only from banks and/or  affiliated  investment  companies.  With  respect  to  this  fundamental policy,  Main Street  Opportunity  Fund can borrow  only if it  maintains a 300%
         ratio of  assets  to  borrowings  at all  times in the  manner  set forth in the
         Investment Company Act.

o     Main Street  Opportunity  Fund cannot  concentrate  investments.  That means it cannot invest 25% or more of its total  assets in any  industry.  However,  there is no limitation on investments in U.S. government securities.

o     Main  Street  Opportunity  Fund  cannot  invest in  physical  commodities  or physical commodity  contracts or buy  securities  for  speculative  short-term  purposes.
         However,  Main  Street  Opportunity  Fund can buy and  sell  any of the  hedging instruments  permitted  by any of its other  policies.  It can also buy and sell
         options,   futures,   securities  or  other   instruments   backed  by  physical
         commodities  or whose  investment  return is linked to  changes  in the price of physical commodities.

o     Main Street  Opportunity  Fund cannot  invest in real estate or in  interests  in real estate.  However,  Main  Street  Opportunity  Fund can  purchase  securities  of issuers  holding real estate or interests in real estate  (including  securities of real estate investment trusts).

o     Main Street  Opportunity  Fund cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
         Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Main Street  Opportunity  Fund cannot  issue  "senior  securities,"  but this does not
         prohibit  certain  investment   activities  for  which  assets  of  Main  Street
         Opportunity Fund are designated as segregated,  or margin,  collateral or escrow arrangements  are  established,  to cover the related  obligations.  Examples of
         those  activities  include  borrowing  money,  reverse  repurchase   agreements,
         delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
         transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

                               Main Street Small Cap Fund

o     Main  Street  Small Cap Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of Main  Street  Small Cap Fund's total  assets.  The  limit  does not  apply  to  securities  issued  by the U.S.
         government  or any of its agencies or  instrumentalities  or securities of other investment companies.

o     Main  Street  Small  Cap  Fund  cannot  make  loans  except  (a)  through  lending  of securities,  (b) through the purchase of debt securities or similar evidences of indebtedness,  (c) through an  interfund-lending  program with other  affiliated funds, and (d) through repurchase agreements.

o     Main Street  Small Cap Fund cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  Main Street Small Cap Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy, Main
         Street  Small Cap Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act.

o     Main  Street  Small Cap Fund  cannot  concentrate  investments.  That  means it cannot invest  25% or  more of its  total  assets  in  companies  in any one  industry.
         Obligations of the U.S. government,  its agencies and  instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o     Main  Street  Small Cap Fund  cannot  invest in real  estate or in  interests  in real estate.  However,  Main  Street  Small  Cap  Fund  can  purchase  securities  of companies holding real estate or interests in real estate.

o     Main  Street  Small  Cap Fund  cannot  invest  in  physical  commodities  or  physical commodity  contracts or buy  securities  for  speculative  short-term  purposes.
         However,  Main  Street  Small  Cap  Fund  can buy and  sell  any of the  hedging instruments  permitted  by any of its other  policies.  It can also buy and sell
         options,   futures,   securities  or  other   instruments   backed  by  physical
         commodities  or whose  investment  return is linked to  changes  in the price of physical commodities.

o     Main  Street  Small  Cap Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
         Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Main  Street  Small  Cap Fund  cannot  issue  "senior  securities,"  but this does not prohibit  certain  investment  activities  for which assets of Main Street Small
         Cap  Fund  are  designated  as  segregated,  or  margin,  collateral  or  escrow arrangements  are  established,  to cover the related  obligations.  Examples of
         those  activities  include  borrowing  money,  reverse  repurchase   agreements,
         delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
         transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

                                       MidCap Fund

o     MidCap Fund cannot buy  securities  or other  instruments  issued or guaranteed by any one issuer if more than 5% of its total assets  would be invested in  securities or other  instruments  of that  issuer or if it would  then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the Fund's total  assets.  The limit does not apply to  securities  issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or securities of other investment companies.

o     MidCap  Fund  cannot  invest  in  real  estate,   physical  commodities  or  commodity
         contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot make loans,  except to the extent  permitted  under the  Investment
         Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom that is applicable  to Global  Opportunities  Fund,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o     MidCap Fund cannot  invest 25% or more of its total assets in any one  industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government or its agencies and  instrumentalities  or securities  or  securities  issued by investment companies.

o     MidCap Fund may not underwrite  securities issued by others, except to the extent that a Fund may be considered  an  underwriter  within the meaning of the  Securities
         Act of 1933, as amended, when reselling securities held in its own portfolio.

o     MidCap Fund cannot issue senior  securities,  except to the extent permitted under the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                     Money Market Fund

o     Money Market Fund cannot  invest more than 5% of its total assets in securities of any issuer (except the U.S. government or its agencies or instrumentalities).

o     Money Market Fund cannot  invest 25% or more of its total assets in any one  industry.
         Except for obligations  issued or guaranteed by the U.S.  government  securities and bank  obligations  described  in the  prospectus  are not  included  in this limitation.

o     Money  Market  Fund  cannot  make  loans,  except to the  extent  permitted  under the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is applicable  to Money Market Fund,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Money  Market  Fund may not borrow  money,  except to the extent  permitted  under the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is applicable  to Money Market Fund,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o     Money Market Fund cannot  invest in real  estate,  physical  commodities  or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Money  Market  Fund may not  underwrite  securities  issued by  others,  except to the extent that a Fund may be  considered an  underwriter  within the meaning of the
         Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

o     Money  Market Fund cannot  issue  senior  securities,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

                               Quest International Value Fund

o     Quest  International  Value Fund cannot buy securities or other instruments  issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments of that issuer or if its would then own more than 10% of that issuer's voting  securities.  This limitation  applies to 75% of the  Fund's  total  assets.  The limit  does not  apply to  securities issued  or  guaranteed  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

o     Quest International  Value Fund cannot lend money.  However the Fund can invest in all or a  portion  of an  issue  of  bonds,  debentures,  commercial  paper or other similar corporate  obligations.  Quest  International Value Fund may also engage in repurchase agreements and may make loans of portfolio securities,  subject to the restrictions stated under "Loans of Portfolio Securities."

o     Quest  International  Value Fund cannot  invest 25% or more of its total assets in any industry.  That limit does not apply to  securities  issued or guaranteed by the
         U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

o     Quest International Value Fund cannot invest in real estate,  physical  commodities or commodity  contracts,  except  to the  extent  permitted  under  the  Investment
         Company Act, the rules or  regulations  thereunder or any exception  there from, as such statute,  rules or regulations  may be amended or interpreted  from time to time.

o     Quest  International  Value  Fund  cannot  invest  in  companies  for the  purpose  of acquiring control or management of those companies.

o     Quest International Value Fund may not underwrite  securities issued by others, except to the extent that a Fund may be  considered an  underwriter  within the meaning of the Securities Act of 1933, as amended,  when  reselling  securities  held in its own portfolio.

o     Quest  International  Value Fund  cannot  invest or hold  securities  of any issuer if officers  and  directors  of Quest  International  Value Fund or its  Manager or
         Sub-Advisor individually  beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     Quest  International  Value Fund cannot borrow money,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is  applicable to Money Market Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest  International  Value  Fund  cannot  pledge  its  assets or assign or  otherwise encumber its assets in excess of one-third of its net assets.  It can do so only to secure  borrowings made within the limitations set forth in the Prospectus or its SAI.

o     Quest  International  Value Fund cannot issue senior securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any  exemption  therefrom,  as such  statute,  rules  or  regulations  may be amended or interpreted from time to time.

                                     Real Asset Fund

o     Real  Asset  Fund will not  purchase  the  securities,  hybrid  instruments  and other instruments  of any  issuer if, as a result,  25% or more of Real  Asset  Fund's total assets would be invested in the  securities of companies  whose  principal business  activities are in the same industry.  This  restriction does not apply to  securities  issued  or  guaranteed  by  the  U.S.  government  or any of its agencies  or  instrumentalities,  or  repurchase  agreements  secured  by  them.
         However,  Real  Asset  Fund  will  invest  25% or more of its  total  assets  in securities,  hybrid  instruments and other  instruments,  including  futures and forward contracts,  related options and swaps,  linked to the energy and natural resources,  agriculture,  livestock,  industrial  metals,  and  precious  metals industries.  The  individual  components  of an  index  will  be  considered  as separate industries for this purpose.

o     Real  Asset  Fund will not issue any  senior  security.  However,  Real Asset Fund may enter into  commitments  to purchase  securities in  accordance  with Real Asset
         Fund's   investment   program,    including   reverse   repurchase   agreements,
         delayed-delivery  and  when-issued  securities,  which  may  be  considered  the issuance  of senior  securities.  Additionally,  Real  Asset  Fund may engage in transactions  that may result in the issuance of a senior security to the extent
         permitted  under  the  Investment   Company  Act  and  applicable   regulations,
         interpretations  of the Investment Company Act or an exemptive order. Real Asset
         Fund may also engage in short sales of  securities  to the extent  permitted  in its investment  program and other  restrictions.  The purchase or sale of hybrid instruments,  futures  contracts and related  options shall not be considered to involve the issuance of senior securities.  Moreover, Real Asset Fund may borrow money as authorized by the Investment Company Act.

o     Real Asset Fund will not purchase or sell physical  commodities  unless  acquired as a result of ownership of securities or other  instruments.  This restriction shall not  prevent  Real Asset Fund from  purchasing  or selling  hybrid  instruments, options  and  futures  contracts  with  respect  to  individual  commodities  or indices,  or from  investing  in  securities  or  other  instruments  backed  by physical commodities or indices.

o     Real Asset Fund will not purchase or sell real estate  unless  acquired as a result of direct ownership of securities or other instruments.  This restriction shall not prevent  Real Asset  Fund from  investing  in  securities  or other  instruments backed by real  estate or  securities  of  companies  engaged in the real estate business,  including real estate  investment  trusts.  This restriction does not preclude  Real Asset Fund from buying  securities  backed by  mortgages  on real estate or securities of companies  engaged in such  activities.  Real Asset Fund can also  invest in real  estate  operating  companies  and shares of  companies engaged in other real estate related businesses.

o     Real Asset Fund cannot  underwrite  securities  issued by other  persons.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling securities held in its own portfolio.

o     Real Asset Fund  cannot  make loans  except (a)  through  lending of  securities,  (b)
         through the purchase of debt  instruments or similar  evidences of indebtedness,
         (c) through an interfund  lending program (if applicable)  with other affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such  loans  would  exceed 33 1/3% of the value of its  total  assets  (taken at
         market  value  at  the  time  of  such  loans),   and  (d)  through   repurchase
         agreements.(1)

o     Real Asset  Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total assets. Real Asset Fund may borrow only from banks and/or affiliated  investment companies.  With respect to this fundamental  policy, Real Asset Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.(2)

                                      Real Estate Fund

o     Real Estate Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer or if it  would  then  own  more  than  10% of  that  issuer's  voting  securities.  That restriction  applies to 50% of Real Estate Fund's total assets.  The limit does not apply  to  securities  issued  by the U.S.  government  or any of its  agencies  or instrumentalities or securities of other investment companies.

o     Real  Estate  Fund  cannot  make  loans,  except  to the  extent  permitted  under the
      Investment  Company  Act,  the rules or  regulations  thereunder  or any  exemption therefrom  that is  applicable  to Real  Estate  Fund,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

o     Real  Estate  Fund may not  borrow  money,  except to the extent  permitted  under the
      Investment Company Act,

o     Real Estate Fund cannot  concentrate its investments to the extent of 25% of its total assets in any  industry.  However,  there is no limitation as to Real Estate Fund's investments in the real estate industry in general.

o     Real Estate Fund cannot  underwrite  securities of other companies except as permitted by the Act.  A  permitted  exception  is in case it is deemed to be an  underwriter under the  Securities  Act of 1933 when  reselling any  securities  held in its own portfolio.

o     Real Estate Fund cannot  invest in real  estate,  physical  commodities  or  commodity contracts,  except to the extent  permitted  under the Investment  Company Act, the rules  regulations  thereunder  or any  exemption  therefrom,  as  such,  rules  or regulations may be amended or interpreted from time to time.

o     Real Estate Fund cannot issue senior securities,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption therefrom,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time.

                                Small- & Mid- Cap Value Fund

o     Small- & Mid- Cap  Value  Fund  cannot  invest  more than 5% of the value of its total assets in the  securities  of any one issuer.  This  restriction  applies to 75% of its total assets.

o     Small- & Mid- Cap Value Fund cannot  purchase  more than 10% of the voting  securities of any one issuer.  All  outstanding  debt securities and all preferred stock of an issuer are considered as one class.  This  restriction does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o     Small- & Mid- Cap  Value  Fund  cannot  concentrate  its  investments.  That  means it cannot  invest  25% or  more  of  its  total  assets  in any  industry.  If  deemed appropriate  for attaining its investment  objective,  Small- & Mid- Cap Value Fund may  invest  less  than  but up to 25% of its  total  assets  in any  one  industry classification  used by Small- & Mid- Cap Value Fund for investment  purposes.  For this purpose, a foreign government is considered an industry.

o     Small- & Mid- Cap Value Fund cannot  borrow money in excess of 33 1/3% of the value of
      Small- & Mid- Cap Value  Fund's  total  assets.  Small- & Mid- Cap  Value  Fund may borrow  only from  banks  and only as a  temporary  measure  for  extraordinary  or emergency  purposes.  Small-  &  Mid-  Cap  Value  Fund  will  make  no  additional investments  while borrowings  exceed 5% of the Fund's total assets.  Small- & Mid-
      Cap  Value  Fund  can  borrow  only if it  maintains  a 300%  ratio  of  assets  to borrowings at all times in the manner set forth in the Investment Company Act.

o     Small- & Mid- Cap  Value  Fund  cannot  invest in  physical  commodities  or  physical commodity  contracts.  However,  Small-  & Mid-  Cap  Value  Fund  may buy and sell hedging  instruments to the extent  specified in its Prospectus or SAI from time to time.  Small- & Mid- Cap  Value  Fund  can  also  buy and  sell  options,  futures, securities or other  instruments  backed by, or the investment return from which is linked to, changes in the price of physical commodities.

o     Small- & Mid- Cap Value  Fund  cannot  invest in real  estate or real  estate  limited partnerships  (direct  participation  programs).  However,  Small- & Mid- Cap Value
      Fund may purchase  securities of issuers that engage in real estate  operations and securities which are secured by real estate or interests in real estate.

o     Small- & Mid- Cap Value  Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in  case  it is  deemed  to be an  underwriter  under  the
      Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Small- & Mid- Cap Value  Fund  cannot  invest in  securities  of any issuer if, to the knowledge  of the Trust,  officers,  directors  or  trustees  of the Trust,  or the
      Manager who owns more than 1/2 of 1% of the  outstanding  securities of such issuer together own more than 5% of the outstanding securities of such issuer.

o     Small- & Mid- Cap Value Fund cannot pledge its assets or assign or otherwise  encumber its assets in excess of 10% of its net assets.  It can  pledge,  assign or encumber its assets only to secure  borrowings  effected within the limitations set forth in its Prospectus.

o     Small- & Mid- Cap Value Fund cannot  invest for the purpose of  exercising  control or management of another company.

o     Small- & Mid- Cap Value  Fund  cannot  issue  senior  securities  (as  defined  in the
      Investment  Company  Act).  However,   the  Fund  can  enter  into  any  repurchase
      agreement,  borrow money in accordance with  restrictions  described above and lend its portfolio securities.

o     Small- & Mid- Cap Value Fund cannot make loans to any person or  individual.  However, portfolio  securities  may be loaned by Small- & Mid- Cap  Value  Fund  within  the limits set forth in the Prospectus.

                                  Strategic Income Fund

o     Strategic Income Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or it would  then own more than 10% of that  issuer's  voting  securities.  This limit applies to 75% of Strategic  Income  Fund's total  assets.  The limit does not apply to securities issued by the U.S.  government or any of its agencies or instrumentalities, or securities of other investment companies.

o     Strategic  Income  Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
         U.S. government or its agencies and  instrumentalities.  Each foreign government is treated as an "industry" and utilities are divided  according to the services they provide.

o     Strategic  Income  Fund  cannot  borrow  money in excess of 331/3% of the value of its total assets (including the amount  borrowed).  Strategic Income Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental  policy,  Strategic  Income Fund can borrow  only if it  maintains a
         300% ratio of assets to  borrowings  at all times in the manner set forth in the
         Investment Company Act.

o     Strategic Income Fund cannot make loans except (a) through lending of securities,  (b)
         through the purchase of debt  instruments or similar  evidences of indebtedness,
         (c) through an inter-fund lending program with other affiliated funds,  provided that no such loan may be made if,  as a  result,  the  aggregate  of such  loans would exceed 33 1/3% of the value of its total assets  (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     Strategic Income Fund cannot invest in real estate,  physical commodities or commodity contracts.  However,  Strategic  Income Fund may: (1) invest in debt  securities secured by real estate or  interests  in real  estate,  or issued by  companies, including  real  estate  investment  trusts,  that  invest  in  real  estate  or interests in real estate; (2) invest in hedging instruments  permitted by any of
         its  other  investment  policies;  and  (3)  buy  and  sell  options,   futures,
         securities or other  instruments  backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

o     Strategic Income Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     Strategic  Income Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of  Strategic  Income Fund are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                  U.S. Government Trust

o     U.S.  Government Trust cannot buy securities or other instruments issued or guaranteed by any one  issuer  if more  than 5% of its  total  assets  would  be  invested  in securities  or other  instruments  of that issuer or if it would then own more than
      10% of that  issuer's  voting  securities.  This  limitation  applies to 75% of the
      Fund's total assets.  The limit does not apply to  securities  issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or securities of other investment companies.

o     U.S.  Government  Trust  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
      government or its agencies or  instrumentalities or securities issued by investment companies.

o     U.S.  Government  Trust cannot make loans,  except to the extent  permitted  under the
      Investment  Company  Act,  the rules or  regulations  thereunder  or any  exemption therefrom that is applicable to U.S.  Government  Trust, as such statute,  rules or regulations may be amended or interpreted from time to time.(3)

o     U.S.  Government Trust may not borrow money,  except to the extent permitted under the
      Investment  Company  Act,  the rules or  regulations  thereunder  or any  exemption therefrom that is applicable to U.S.  Government  Trust, as such statute,  rules or regulations may be amended or interpreted from time to time.(4)

o     U.S. Government Trust cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations thereunder or any exemption therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

o     U.S.  Government Trust cannot underwrite  securities  issued by others,  except to the extent that U.S.  Government  Trust may be  considered  an  underwriter  within the meaning of the Securities Act of 1933, as amended,  when reselling  securities held in its own portfolio.

o     U.S.  Government Trust cannot issue senior securities,  except to the extent permitted under the  Investment  Company  Act,  the rules or  regulations  thereunder  or any exemption  therefrom,  as such  statute,  rules or  regulations  may be  amended or interpreted from time to time.

                                         Value Fund

o     Value Fund cannot issue senior  securities,  except to the extent  permitted under the
         Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statue,  rules or regulations  may be amended or interpreted from time to time..

o     Value Fund cannot buy securities or other instruments  issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation  applies to 75% of Value  Fund's total  assets.  The limit does not apply to  securities  issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or securities of other investment companies.

o     Value Fund cannot  invest 25% or more of its total  assets in any one  industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government or its  agencies  and  instrumentalities  or  securities  issued  by  investment companies.

o     Value Fund cannot invest in real estate,  physical commodities or commodity contracts, except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder or any  exemption  therefrom,  as such statute,  rule or regulations may be amended or interpreted from time to time.

o     Value Fund cannot underwrite  securities of other issuers. A permitted exception is in case it is  deemed to be an  underwriter  under  the  Securities  Act of 1933 in reselling its portfolio securities.

o     Value Fund cannot  make loans,  except to the extent  permitted  under the  Investment
         Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom that is applicable to Value Fund, as such statute,  rules or regulations  may be amended or interpreted from time to time.

o     Value Fund may not borrow money,  except to the extent  permitted under the Investment
         Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom that is applicable to Value Fund, as such statute,  rules or regulations  may be amended or interpreted from time to time. (5)

Do the  Underlying  Funds  Have  Any  Restrictions  That  Are Not  Fundamental?  Some of the
Underlying  Funds have additional  operating  policies which are stated below,  that are not
"fundamental,"  and which can be  changed  by an  Underlying  Fund's  Board of  Trustees  or
Directors without shareholder approval.

                                       Core Bond Fund

o     Core  Bond  Fund  cannot  invest  in the  securities  of other  registered  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F)
         or (G) of section 12(d)(1) of the Investment Company Act.

                                Capital Appreciation Fund

o      Capital Appreciation Fund cannot invest in securities of other investment  companies, except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                  Champion Income Fund

o      Champion Income Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
         or (G) of section 12(d)(1) of the Investment Company Act.

                                  Developing Markets Fund

o     Developing  Markets  Fund cannot  invest in  companies  for the  purpose of  acquiring control or management of them.

o     Developing  Markets Fund cannot  purchase  securities on margin.  However,  Developing
         Markets  Fund may make  margin  deposits in  connection  with any of the hedging instruments permitted by any of its other investment policies.

o     Developing  Markets Fund cannot invest in or hold securities of any issuer if officers
         and  Trustees  of   Developing   Markets   Fund  or  its  manager   individually
         beneficially  own  more  than 1/2 of 1% of the  securities  of that  issuer  and together own more than 5% of the securities of that issuer.

o     Developing  Markets Fund cannot  mortgage or pledge any of its assets.  However,  this does not  prohibit  the  escrow  arrangements  contemplated  by the  writing  of covered call options or other  collateral or margin  arrangements  in connection with any of the hedging  instruments  permitted  by any of its other  investment policies.

o     Developing  Markets Fund permits it to invest all of its assets in the securities of a single open-end management  investment company for which its manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor.  That fund must have substantially the same fundamental investment objective,  policies and limitations  as  Developing  Markets Fund.  This policy would permit  Developing
         Markets  Fund to  adopt  a  "master-feeder"  structure.  Under  that  structure,
         Developing  Markets  Fund would be a "feeder"  fund and would  invest all of its assets in a single  pooled  "master fund" in which other feeder funds could also invest.  This  could  enable  Developing  Markets  Fund  to  take  advantage  of potential  operational  and cost  efficiencies in the  master-feeder  structure.
         Developing  Markets Fund has no present  intention of adopting the master-feeder structure.  If it did so, its prospectus  and SAI would be revised  accordingly.
         In addition,  Developing  Markets Fund may invest in funds selected by a Trustee of this fund under its Deferred Compensation Plan for Disinterested Trustees.

                                     Discovery Fund

o     Discovery Fund cannot invest in physical commodities or commodity contracts;  however, the Fund  may:  (1) buy and sell  hedging  instruments  permitted  by any of its other investment policies, and (2) buy and sell options, futures,  securities or other  instruments  backed by, or the investment  return from which is linked to changes in the price of, physical commodities.

                                           Global Fund

o     Global Fund cannot sell  securities  short except in "short  sales  "against-the-box."
         However,  Global Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o     Growth  Fund cannot  invest in  securities  of other  open-end  investment  companies,
         except  in  connection   with  a  merger,   consolidation,   reorganization   or
         acquisition  of assets,  or invest more than 5% of its net assets in  closed-end investment  companies,  including  small  business  investment  companies.  Such investments  may not be made at commission  rates in excess of normal  brokerage commissions.

                                   Global Opportunities Fund

o     Global  Opportunities  Fund  cannot  sell  securities  short  except in  "short  sales
         "against-the-box."  However,  Global  Opportunities Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

o     Global  Opportunities Fund cannot invest in securities of other investment  companies, except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder or any exemption  thereform,  as such statute,  rules or regulations may be amended or interpreted from time to time.

                                   International Growth Fund

o     As a non-fundamental  policy,  International  Growth Fund cannot sell securities short except in collateralized transactions.  In those cases International Growth Fund must own an equivalent  amount of the securities  sold short.  Not more than 15%
         of  International  Growth Fund's net assets may be held as collateral  for short sales at any time.  International  Growth Fund does not expect to engage in this type of transaction as part of its normal portfolio management techniques.

o      International  Growth Fund cannot invest in other open-end investment  companies.  It cannot  invest  more  than  5%  of  its  net  assets  in  closed-end  investment
         companies,   including  small  business  development  companies.  Any  brokerage commissions  it pays in investing in closed-end  investment  companies  must not exceed normal commission rates.

                                 International Small Company Fund

o     International  Small  Company  Fund  cannot  invest in  companies  for the  purpose of acquiring control or management of them.

o     International  Small  Company  Fund cannot  purchase  securities  on margin.  However,
      International  Small Company Fund may make margin  deposits in connection  with any of the hedging instruments permitted by any of its other investment policies.

o     International  Small Company Fund cannot invest in or hold securities of any issuer if
      officers  and  Trustees  of  International   Small  Company  Fund  or  the  Manager
      individually  beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     International Small Company Fund cannot pledge any of its assets.  However,  this does not prohibit the escrow  arrangements  contemplated  by the writing of covered call options or other  collateral or margin  arrangements  in connection with any of the hedging instruments permitted by any of its other investment policies.

                                   Limited-Term Government Fund

o     Limited-Term   Government  Fund  cannot  invest  in  securities  of  other  registered
      investment   companies  or  registered  unit  investment  trusts,  in  reliance  on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

o     As a non-fundamental  policy,  Limited-Term Government Fund can invest at least 80% of its net assets in  obligations  issued or guaranteed by the U.S.  government or its agencies and  instrumentalities,  repurchase  agreements on those  securities,  and hedging instruments approved by its Board of Trustees.  This non-fundamental policy will not be changed by  Limited-Term  Government  Fund's Board of Trustees  without first providing shareholders 60 days written notice.

                                 Main Street Small Cap Fund

o     As a non-fundamental  investment policy,  Main Street Small Cap Fund can invest all of its assets in the securities of a single  open-end  management  investment  company for which its manager,  one of its  subsidiaries  or a successor is the  investment advisor or  sub-advisor.  That fund must have  substantially  the same  fundamental investment objective,  policies and limitations as Main Street Small Cap Fund. This non-fundamental  policy  that  permits  Main  Street  Small Cap Fund to invest  its assets in an open-end management  investment company would permit the fund to adopt a  "fund-of-funds"  or  "master-feeder"  structure.  This could  enable Main Street
      Small Cap Fund to take advantage of potential  operational and cost efficiencies in either a fund-of-funds or master-feeder  structure.  Main Street Small Cap Fund has no present intention of adopting a fund-of-funds or master-feeder  structure. If it did so, its prospectus and SAI would be revised accordingly.

                                           MidCap Fund

o     MidCap  Fund  cannot  invest in  companies  for the  purpose of  acquiring  control or management of them.

o     MidCap  Fund  cannot  invest  in or hold  securities  of any  issuer if  officers  and
      Trustees or directors of MidCap Fund or the Manager  individually  or  beneficially own more than1/2of 1% of the  securities  of that issuer and together own more than
      5% of the securities of that issuer.

o     MidCap  Fund  cannot  purchase  securities  on margin.  However,  MidCap Fund can make margin deposits in connection with any of the hedging instruments  permitted by any of its other investment policies.

o     MidCap Fund cannot pledge,  mortgage or hypothecate any of its assets.  However,  this does not  prohibit the escrow  arrangements  contemplated  by writing  covered call options or other  collateral or margin  arrangements  in connection with any of the hedging instruments permitted by any of its other investment policies.

                                 Money Market Fund, Inc.
o     Money Market Fund cannot invest in securities of other investment companies.

                                Quest Capital Value Fund, Inc.

o     Quest Capital Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10%
      of that issuer's voting securities.  This limitation applies to 75% of Quest Capital
      Value Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Quest Capital Value Fund cannot make loans, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Capital Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest Capital Value Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
      government or its agencies and instrumentalities or securities issued by investment companies.

o     Quest Capital Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest Capital Value Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the
      Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     Quest Capital Value Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Capital Value Fund, as such statute, rules, or regulations may be amended or interpreted from time to time.

o     Quest Capital Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                  Quest International Value Fund

o     Quest  International Value Fund cannot invest in oil, gas or other mineral exploration or development programs.

o     Quest  International  Value Fund  cannot  purchase  securities  on margin  (except for short-term  loans that are  necessary  for the  clearance of purchases of portfolio securities)  or make  short  sales.  Collateral  arrangements  in  connection  with transactions in futures and options are not deemed to be margin transactions.

o     Quest  International  Value Fund  cannot  invest in real  estate  limited  partnership programs.

o     Quest  International Value Fund cannot invest more than 5% of its assets in unseasoned issuers.

o     Quest  International  Value Fund cannot purchase warrants if more than 5% of its total assets would be invested in warrants.

o     Quest  International  Value Fund cannot invest in the  securities of other  registered
      investment   companies  or  registered  unit  investment   trusts  in  reliance  on
      sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

                                 Quest Value Fund, Inc.

o     Quest Value Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of Quest Value Fund's total assets.  The limit does not apply to securities issued or guaranteed by the
      U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Quest Value Fund cannot make loans, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest Value Fund cannot invest 25% or more of its total assets in any one industry.
      That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     Quest Value Fund may not borrow money, except to the extent permitted under the
      Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to Quest Value Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest Value Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest Value Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Quest Value Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities
      Act of 1933, as amended, when reselling securities held in its own portfolio.

                                         Real Estate Fund

o     Real Estate Fund cannot invest in other investment companies except to the extent permitted by the Act. Real Estate Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment advisor or sub-advisor. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as Real Estate Fund. The policy also would permit Real Estate Fund. The policy also would permit the Fund to adopt a
      "master-feeder" structure. Under that structure, Real Estate Fund would be a "feeder"
      fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable Real Estate Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. Real Estate Fund has no present imitation of adopting the master-feeder structure. If it did so, Real Estate Fund's Prospectus and Statement of Additional of
      Information would be revised accordingly.

                                   Small- & Mid- Cap Value Fund

o     Small- & Mid- Cap Value  Fund  cannot  make  short  sales or  purchase  securities  on margin.  However,  Small- & Mid- Cap Value Fund can make short-term borrowings when necessary  for the  clearance  of purchases  of  portfolio  securities.  Collateral arrangements in connection with futures and options  transactions are not deemed to be margin transactions under this restriction.

o     Small- & Mid- Cap Value Fund cannot  invest in interests in oil, gas or other  mineral exploration or development programs or leases.

                                     Strategic Income Fund

o     Strategic Income Fund cannot invest in securities of other investment companies, except if it acquires them as part of a merger, consolidation or acquisition of assets.

                                     U.S. Government Trust

o     U.S.  Government  Trust  cannot  invest in  interests  in oil,  gas, or other  mineral exploration or development programs.

o     With  respect to U.S.  Government  Trust's  non-fundamental  policy to  invest,  under normal  circumstances,  at least 80% of its assets in U.S.  government  securities,
      U.S.  Government Trust will provide at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

o     U.S.  Government  Trust cannot  invest in securities  of other  investment  companies, except if it acquires them as part of a merger,  consolidation  or  acquisition  of assets.

                                            Value Fund

o     Value Fund cannot invest in securities of other  investment  companies,  except to the extent  permitted  under the  Investment  Company  Act,  the  rules or  regulations thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

The  Underlying  Fund's cannot invest in the  securities of other  registered  investment companies or registered unit investment  trusts in reliance on  sub-paragraph  (F) or (G)
of section 12(d)(1) of the Investment Company Act.

Disclosure  of Portfolio  Holdings.  The  Portfolios  have adopted  policies and  procedures concerning  the  dissemination  by  employees,  officers  and/or  directors  of the Manager,
Distributor,  and Transfer Agent of information about the portfolio  securities  holdings of the  Portfolios.  These  policies are designed to assure that  dissemination  of  non-public information  about portfolio  securities is distributed for a legitimate  business  purpose, and is done in a manner that (a)  conforms to  applicable  laws and  regulations  and (b) is designed to prevent that information  from being used in a way that could negatively  affect the  Portfolio's  investment  program or enable third parties to use that  information  in a manner that is harmful to a Portfolio.

     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports or in the Statement of Investments on Form N-Q, which are publicly available at the SEC.

     Until  publicly   disclosed,   a  Portfolio's   portfolio   holdings  are  proprietary,
confidential business  information.  While recognizing the importance of providing Portfolio shareholders with information about their  Portfolio's  investments and providing  portfolio information to a variety of third parties to assist with the  management,  distribution  and administrative  process,  such need for transparency  must be balanced against the risk that third parties who gain access to a Portfolio's  portfolio holdings information could attempt to use that  information  to trade ahead of or against a Portfolio,  which could  negatively affect  the  prices  the  Portfolio  is able to  obtain  in  portfolio  transactions  or the availability  of the  portfolio  securities  that  portfolio  managers  are  trading in on a
Portfolio's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers,  and directors, shall neither  solicit nor accept any  compensation  or other  consideration  (including any agreement to maintain assets in the Portfolio or in other  investment  companies or accounts managed by the  Manager or any  affiliated  person of the  Manager) in  connection  with the disclosure  of a  Portfolio's  non-public  portfolio  holdings.  The  receipt of  investment advisory  fees or other fees and  compensation  paid to the Manager  and their  subsidiaries
pursuant  to   agreements   approved  by  the  Fund's  Board  shall  not  be  deemed  to  be
"compensation"  or  "consideration"  for these  purposes.  It is a violation  of the Code of
Ethics for any covered person to release  holdings in  contravention  of portfolio  holdings disclosure policies and procedures adopted by the Portfolio.

A list of some or all of the  portfolio  securities  holdings  (based on  invested  assets), listed by  security  or by  issuer,  as of the end of each month may be  disclosed  to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except  under  special  limited  circumstances   discussed  below,   month-end  lists  of  a
Portfolio's  complete  portfolio  holdings may be disclosed no sooner than 30-days after the relevant  month-end,  subject  to the  procedures  below.  If they  have not been  disclosed publicly,  they may be  disclosed  pursuant  to special  requests  for  legitimate  business reasons, provided that:

o     The  third-party  recipient  must first submit a request for release of a  Portfolio's holdings, explaining the business reason for the request;
o     Senior  officers (a Senior Vice  President or above) in the  Manager's  Portfolio  and
            Legal  departments  must  approve  the  completed  request  for  release of a
            Portfolio's holdings; and
o     The third-party  recipient must sign the Manager's  portfolio holdings  non-disclosure
            agreement   before  receiving  the  data,   agreeing  to  keep   confidential
            information that is not publicly available  regarding a Portfolio's  holdings and agreeing not to trade directly or indirectly based on the information.

Complete  Portfolio  holdings  positions  may be released  to the  following  categories  of entities or individuals on an ongoing basis,  provided that such entity or individual either
(1) has  signed an  agreement  to keep such  information  confidential  and not trade on the basis of such  information  or (2) is subject to fiduciary  obligations,  as a member of the
Fund's Board,  or as an employee,  officer and/or director of the Manager,  Distributor,  or
Transfer Agent, or their respective legal counsel,  not to disclose such information  except in  conformity  with these  policies and  procedures  and not to trade for his/her  personal account on the basis of such information:

o     Employees of the Portfolio's Manager,  Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Portfolio's independent registered public accounting firm,
o     Members of the Portfolio's Board and the Board's legal counsel,
o     The Portfolio's custodian bank,
o     A proxy voting service designated by the Portfolio and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio  pricing  services  retained  by the Manager to provide  portfolio  security prices, and
o     Dealers,  to obtain bids (price  quotations,  because securities are not priced by the
            Portfolio's regular pricing services).

Portfolio holdings information of a Portfolio may be provided,  under limited circumstances, to  brokers  and  dealers  with whom the  Portfolio  trades  and/or  entities  that  provide investment  coverage and/or  analytical  information  regarding the  Portfolio's  portfolio, provided that there is a legitimate  investment  reason for providing the information to the broker or dealer or other entity.  Month-end portfolio holdings  information may, under this procedure,  be provided to vendors providing  research  information  and/or analytics to the
Portfolio,  with at least a 15-day  delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1- 2 day lag to  facilitate  the provision of requested  investment  information to the manager to facilitate a particular trade or the portfolio  manager's  investment  process for the Portfolio.  Any third party receiving such information must first sign the Manager's portfolio holdings  non-disclosure  agreement as a pre-condition to receiving this information.

Portfolio  holdings  information  (which may include  information  on individual  securities positions  or  multiple  securities)  may be provided to the  entities  listed  below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the  members  of the  Manager's  Security  Valuation  Group and  Accounting  Departments  in
connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked  prices (if  securities  held by a
            Portfolio are not priced by the Portfolio's regular pricing services)
o     Dealers to obtain price quotations where the Portfolio is not identified as the owner

Portfolio  holdings  information  (which may include  information  on a  Portfolio's  entire portfolio  or  individual  securities  therein)  may be provided  by senior  officers of the
Manager or attorneys on the legal staff of the Manager,  Distributor,  or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters,  such as responses to subpoenas or in class action  matters where the  Portfolio  may be part of the plaintiff  class
            (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory  requests for  information  (the SEC,  NASD,  state  securities
            regulators,   and/or  foreign   securities   authorities,   including   without
            limitation  requests for  information in inspections or for position  reporting purposes),
o     To  potential  sub-advisors  of  portfolios  (but  only  pursuant  to  confidentiality agreements),
o     To consultants  for retirement  plans for plan  sponsors/discussions  at due diligence meetings (but only pursuant to confidentiality agreements),
o     Investment  bankers in  connection  with  merger  discussions  (but only  pursuant  to confidentiality agreements)

Portfolio  managers and analysts may,  subject to the Manager's  policies on  communications with the press and other media, discuss portfolio  information in interviews with members of the media,  or in due diligence or similar  meetings with clients or prospective  purchasers of Portfolio shares or their financial intermediary representatives.

A Portfolio's  shareholders may, under unusual circumstances (such as a lack of liquidity in the portfolio to meet redemptions),  receive  redemption  proceeds of their Portfolio shares paid  as  pro  rata  shares  of  securities  held  in the  Portfolio's  portfolio.  In  such circumstances,  disclosure  of the  Portfolio's  portfolio  holdings  may be  made  to  such shareholders.

The Chief  Compliance  Officer of the Portfolio and the Manager,  Distributor,  and Transfer
Agent (the "CCO") shall oversee the compliance by the Manager, Distributor,  Transfer Agent, and their  personnel with these policies and procedures.  At least  annually,  the CCO shall report to the Fund Board on such compliance  oversight and on the categories of entities and individuals  to which  disclosure  of  portfolio  holdings of the  Portfolios  has been made during the  preceding  year  pursuant to these  policies.  The CCO shall  report to the Fund
Board any material  violation of these policies and procedures  during the previous calendar quarter  and  shall  make  recommendations  to the  Companies  and to the  Boards  as to any
amendments  that the CCO believes are  necessary and desirable to carry out or improve these policies and procedures.

The Manager  and/or the Portfolio have entered into ongoing  arrangements  to make available information  about  the  Portfolio's  holdings.  One or more of the  Oppenheimer  funds  may currently  disclose  portfolio  holdings  information  based on ongoing  arrangements to the following parties:

A.G. Edwards & Sons            Fortis Securities         Nomura Securities
ABG Securities                 Fox-Pitt, Kelton          Pacific Crest
ABN AMRO                       Friedman, Billing, Ramsey Pacific Crest Securities
Advest                         Fulcrum Global Partners   Pacific Growth Equities
AG Edwards                     Garp Research             Petrie Parkman
American Technology Research   George K Baum & Co.       Pictet
Auerbach Grayson               Goldman                   Piper Jaffray Inc.
Banc of America Securities     Goldman Sachs             Plexus
Barclays                       HSBC                      Prager Sealy & Co.
Baseline                       HSBC Securities Inc       Prudential Securities
Bear Stearns                   ING Barings               Ramirez & Co.
Belle Haven                    ISI Group                 Raymond James
Bloomberg                      Janney Montgomery         RBC Capital Markets
BNP Paribas                    Jefferies                 RBC Dain Rauscher
BS Financial Services          Jeffries & Co.            Research Direct
Buckingham Research Group      JP Morgan                 Robert W. Baird
Caris & Co.                    JP Morgan Securities      Roosevelt & Cross
CIBC World Markets             JPP Eurosecurities        Russell Mellon
Citigroup                      Keefe, Bruyette & Woods   Ryan Beck & Co.
Citigroup Global Markets       Keijser Securities        Sanford C. Bernstein
Collins Stewart                Kempen & Co. USA Inc.     Scotia Capital Markets
Craig-Hallum Capital Group LLC Kepler Equities/Julius    SG Cowen & Co.
                               Baer Sec
Credit Agricole Cheuvreux      KeyBanc Capital Markets   SG Cowen Securities
N.A. Inc.
Credit Suisse First Boston     Leerink Swan              Soleil Securities Group
Daiwa Securities               Legg Mason                Standard & Poors
Davy                           Lehman                    Stone & Youngberg
Deutsche Bank                  Lehman Brothers           SWS Group
Deutsche Bank Securities       Lipper                    Taylor Rafferty
Dresdner Kleinwort Wasserstein Loop Capital Markets      Think Equity Partners
Emmet & Co                     MainFirst Bank AG         Thomas Weisel Partners
Empirical Research             Makinson Cowell US Ltd    UBS
Enskilda Securities            Maxcor Financial          Wachovia
Essex Capital Markets          Merrill                   Wachovia Corp
Exane BNP Paribas              Merrill Lynch             Wachovia Securities
Factset                        Midwest Research          Wescott Financial
Fidelity Capital Markets       Mizuho Securities         William Blair
Fimat USA Inc.                 Morgan Stanley            Yieldbook
First Albany                   Morningstar
First Albany Corporation       Natexis Bleichroeder
Fixed Income Securities        Ned Davis Research Group

How the Portfolios are Managed

Organization and History.  The Portfolios are open-end,  diversified  management  investment companies with an unlimited  number of authorized  shares of beneficial  interest.  The Fund was organized as a Massachusetts business trust on November 30, 2004.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in a Portfolio.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Portfolios each currently have five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same  investment  portfolio.  Only retirement plans may  purchase  Class N  shares.  Only  certain  institutional  investors  may elect to purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and  each  share  of each  class  has one  vote at shareholder  meetings,  with fractional shares voting proportionally on matters submitted to a vote  of  shareholders.  Each  share  of the  Portfolios  represents  an  interest  in the
Portfolio proportionately equal to the interest of each other share of the same class.

      Meetings  of  Shareholders.  As a  Massachusetts  business  trust,  the  Fund and each
Portfolio  are not required to hold,  and do not plan to hold,  regular  annual  meetings of shareholders,  but may do so from time to time on important  matters or when  required to so by the Investment  Company Act or other applicable law.  Shareholders have the right, upon a vote or  declaration  in writing of  two-thirds  of the  outstanding  shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the
Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

      The Fund's  contractual  arrangements  state that any person doing  business  with the
Fund (and  each  shareholder  of the Fund)  agrees  under its  Declaration  of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

      Board of Trustees and Oversight  Committees.  The Fund and each  Portfolio is governed by a Board of Trustees,  which is responsible  for protecting the interests of  shareholders under federal and Massachusetts  law. The Trustees meet periodically  throughout the year to oversee each Portfolio's activities,  review its performance,  and review the actions of the
Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight Committee, a
Governance Committee and a Proxy Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Joel W. Motley (Chairman), Mary F.
Miller, Kenneth A. Randall and Joseph M. Wikler. The Audit Committee held 5 meetings during the Fund's fiscal period ended January 31, 2006. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's
Internal Audit Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli (Chairman),
Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian F. Wruble. The Regulatory &
Oversight Committee held 2 meetings during the Fund's fiscal period ended January 31, 2006.
The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight
Committee's Charter.

      The members of the Governance Committee are, Phillip A. Griffiths (Chairman), Kenneth
A. Randall, Russell S. Reynolds, Jr. and Peter I Wold. The Governance Committee held 2 meetings during the Fund's fiscal period ended January 31, 2006. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of
Trustees, including Independent Trustees for election. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the
Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the
attention of the Board of Trustees of Oppenheimer Portfolio Series, c/o the Secretary of
the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated;
and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance
Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts
Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and
whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman), Matthew
P. Fink and Mary F. Miller. The Proxy Committee did not meet during the Fund's fiscal period ended January 31, 2006.  The Proxy Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the  Trustees  is an
Independent  Trustee.  All of the Trustees are also  directors or trustees of the  following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer International Growth Fund
                                           Oppenheimer  International Small Company
Oppenheimer AMT-Free New York Municipals   Fund
Oppenheimer Balanced Fund                  Oppenheimer International Value Fund
                                           Oppenheimer   Limited  Term   California
Oppenheimer California Municipal Fund      Municipal Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Discovery Fund                 Oppenheimer Portfolio Series
Oppenheimer Dividend Growth Fund           Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Select Value Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                OFI Tremont Core Strategies Hedge Fund
Oppenheimer Global Fund                    OFI Tremont Market Neutral Hedge Fund
                                           Oppenheimer  Tremont Market Neutral Fund
Oppenheimer Global Opportunities Fund      LLC
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Growth Fund                    Oppenheimer U.S. Government Trust
Oppenheimer International Diversified Fund

      In  addition  to being a director  or  trustee  of each of the Board I Funds,  Messrs.
Galli and Wruble are directors or trustees of ten other portfolios,  and Messrs.  Wikler and
Wold are trustees of one other portfolio, in the OppenheimerFunds complex.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Wolfgruber, Schadt, Webman, Wong, Gillespie, Murphy, Petersen, Szilagyi,
Vandehey, Wixted and Zack and Mss. Bloomberg and Ives who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of May 1, 2006, the
Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1%
of each class of shares of each Portfolio.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the
Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------
                                 Independent Trustees
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5       Dollar    Aggregate
                                                                         Dollar Range
                                                                         Of Shares
                                                                         Beneficially
                                                               Range of  Owned in Any
                   Years;                                      Shares    of the
Position(s) Held   Other Trusteeships/Directorships Held by    BeneficialOppenheimer
with Fund,         Trustee;                                    Owned in  Funds
Length of Service, Number of Portfolios in Fund Complex        each      Overseen by
Age                Currently Overseen by Trustee               Portfolio Trustee
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                               As of December 31, 2005
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Clayton K.         Director of American Commercial Lines       None      Over $100,000
Yeutter, Chairman  (barge company) (since January 2005);
of the Board of    Attorney at Hogan & Hartson (law firm)
Trustees since     (since June 1993); Director of Covanta
2003,              Holding Corp. (waste-to-energy company)
Trustee since 2005 (since 2002); Director of Weyerhaeuser
Age: 75            Corp. (1999-April 2004); Director of
                   Caterpillar, Inc. (1993-December 2002);
                   Director of ConAgra Foods (1993-2001);
                   Director of Texas Instruments (1993-2001);
                   Director of FMC Corporation (1993-2001).
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Matthew P. Fink,   Trustee  of  the   Committee  for  Economic None      None
Trustee since 2005 Development  (policy  research  foundation)
Age: 65            (since  2005);  Director  of ICI  Education
                   Foundation  (education  foundation)  (since
                   October 1991);  President of the Investment
                   Company   Institute   (trade   association)
                   (October  1991-June 2004);  Director of ICI
                   Mutual   Insurance    Company    (insurance
                   company)    (October    1991-June    2004).
                   Oversees    38     portfolios     in    the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Robert G. Galli,   A director or trustee of other Oppenheimer  None      Over $100,000
Trustee since 2005 funds. Oversees 48 portfolios in the
Age: 72            OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Phillip A.         Distinguished Presidential Fellow for       None      Over $100,000
Griffiths,         International Affairs (since 2002) and
Trustee since 2005 Member (since 1979) of the National
Age: 67            Academy of Sciences; Council on Foreign
                   Relations (since 2002); Director of GSI
                   Lumonics Inc. (precision medical equipment
                   supplier) (since 2001); Senior Advisor of
                   The Andrew W. Mellon Foundation (since
                   2001); Chair of Science Initiative Group
                   (since 1999); Member of the American
                   Philosophical Society (since 1996);
                   Trustee of Woodward Academy (since 1983);
                   Foreign Associate of Third World Academy
                   of Sciences; Director of the Institute for
                   Advanced Study (1991-2004); Director of
                   Bankers Trust New York Corporation
                   (1994-1999); Provost at Duke University
                   (1983-1991). Oversees 38 portfolios in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Mary F. Miller,    Trustee of the American Symphony Orchestra  None      None
Trustee since 2005 (not-for-profit) (since October 1998); and
Age: 63            Senior Vice President and General Auditor
                   of American Express Company (financial
                   services company) (July 1998-February
                   2003). Oversees 38 portfolios in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Joel W. Motley,    Director of Columbia Equity Financial       None      Over $100,000
Trustee since 2005 Corp. (privately-held financial adviser)
Age: 53            (since 2002); Managing Director of Carmona
                   Motley, Inc. (privately-held financial
                   adviser) (since January 2002); Managing
                   Director of Carmona Motley Hoffman Inc.
                   (privately-held financial adviser)
                   (January 1998-December 2001); Member of
                   the Finance and Budget Committee of the
                   Council on Foreign Relations, the
                   Investment Committee of the Episcopal
                   Church of America, the Investment
                   Committee and Board of Human Rights Watch
                   and the Investment Committee of Historic
                   Hudson Valley. Oversees 38 portfolios in
                   the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Kenneth A.         Director of Dominion Resources, Inc.        None      Over $100,000
Randall,           (electric utility holding company)
Trustee since 2005 (February 1972-October 2005); Former
Age: 78            Director of Prime Retail, Inc. (real
                   estate investment trust), Dominion Energy
                   Inc. (electric power and oil & gas
                   producer), Lumberman's Mutual Casualty
                   Company, American Motorists Insurance
                   Company and American Manufacturers Mutual
                   Insurance Company; Former President and
                   Chief Executive Officer of The Conference
                   Board, Inc. (international economic and
                   business research). Oversees 38 portfolios
                   in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Russell S.         Chairman of The Directorship Search Group,  None      Over $100,000
Reynolds, Jr.,     Inc. (corporate governance consulting and
Trustee since 2005 executive recruiting) (since 1993); Life
Age: 74            Trustee of International House (non-profit
                   educational organization); Founder,
                   Chairman and Chief Executive Officer of
                   Russell Reynolds Associates, Inc.
                   (1969-1993); Banker at J.P. Morgan & Co.
                   (1958-1966); 1st Lt. Strategic Air
                   Command, U.S. Air Force (1954-1958).
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Joseph M. Wikler,  Director of the following medical device    None      $50,001-$100,000
Trustee since 2004 companies: Medintec (since 1992) and
Age: 65            Cathco (since 1996); Director of Lakes
                   Environmental Association (since 1996);
                   Member of the Investment Committee of the
                   Associated Jewish Charities of Baltimore
                   (since 1994); Director of Fortis/Hartford
                   mutual funds (1994-December 2001).
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Peter I. Wold,     President of Wold Oil Properties, Inc.      None      Over $100,000
Trustee since 2004 (oil and gas exploration and production
Age:  58           company) (since 1994); Vice President,
                   Secretary and Treasurer of Wold Trona
                   Company, Inc. (soda ash processing and
                   production) (since 1996); Vice President
                   of Wold Talc Company, Inc. (talc mining)
                   (since 1999); Managing Member of
                   Hole-in-the-Wall Ranch (cattle ranching)
                   (since 1979); Director and Chairman of the
                   Denver Branch of the Federal Reserve Bank
                   of Kansas City (1993-1999); and Director
                   of PacifiCorp. (electric utility)
                   (1995-1999). Oversees 38 portfolios in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian F. Wruble,   General Partner of Odyssey Partners, L.P.   None      Over $100,000
Trustee since 2005 (hedge fund) (since September 1995);
Age: 62            Director of Special Value Opportunities
                   Fund, LLC (registered investment company)
                   (since September 2004); Member of Zurich
                   Financial Investment Advisory Board
                   (insurance) (since October 2004); Board of
                   Governing Trustees of The Jackson
                   Laboratory (non-profit) (since August
                   1990); Trustee of the Institute for
                   Advanced Study (non-profit educational
                   institute) (since May 1992); Special
                   Limited Partner of Odyssey Investment
                   Partners, LLC (private equity investment)
                   (January 1999-September 2004); Trustee of
                   Research Foundation of AIMR (2000-2002)
                   (investment research, non-profit);
                   Governor, Jerome Levy Economics Institute
                   of Bard College (August 1990-September
                   2001) (economics research); Director of
                   Ray & Berendtson, Inc. (May 2000-April
                   2002) (executive search firm). Oversees 48
                   portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested
Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                               Range of  Owned in
                     Years;                                    Shares    any of the
Position(s) Held     Other Trusteeships/Directorships Held by  BeneficialOppenheimer
with Fund,           Trustee;                                  Owned in  Funds
Length of Service;   Number of Portfolios in Fund Complex      each      Overseen
Age                  Currently Overseen by Trustee             Portfolio by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2005
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,      Chairman, Chief Executive Officer and     None      Over
Trustee since 2005   Director (since June 2001) and President            $100,000
and President and    (since September 2000) of the Manager;
Principal Executive  President and a director or trustee of
Officer since 2005   other Oppenheimer funds; President and
Age: 56              Director of Oppenheimer Acquisition
                     Corp. ("OAC") (the Manager's parent
                     holding company) and of Oppenheimer
                     Partnership Holdings, Inc. (holding
                     company subsidiary of the Manager)
                     (since July 2001); Director of
                     OppenheimerFunds Distributor, Inc.
                     (subsidiary of the Manager) (since
                     November 2001); Chairman and Director of
                     Shareholder Services, Inc. and of
                     Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager) (since July 2001); President
                     and Director of OppenheimerFunds Legacy
                     Program (charitable trust program
                     established by the Manager) (since July
                     2001); Director of the following
                     investment advisory subsidiaries of the
                     Manager: OFI Institutional Asset
                     Management, Inc., Centennial Asset
                     Management Corporation, Trinity
                     Investment Management Corporation and
                     Tremont Capital Management, Inc. (since
                     November 2001), HarbourView Asset
                     Management Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 1, 2001) and
                     Director (since July 2001) of
                     Oppenheimer Real Asset Management, Inc.;
                     Executive Vice President of
                     Massachusetts Mutual Life Insurance
                     Company (OAC's parent company) (since
                     February 1997); Director of DLB
                     Acquisition Corporation (holding company
                     parent of Babson Capital Management LLC)
                     (since June 1995); Member of the
                     Investment Company Institute's Board of
                     Governors (since October 3, 2003); Chief
                     Operating Officer of the Manager
                     (September 2000-June 2001); President
                     and Trustee of MML Series Investment
                     Fund and MassMutual Select Funds
                     (open-end investment companies)
                     (November 1999-November 2001); Director
                     of C.M. Life Insurance Company
                     (September 1999-August 2000); President,
                     Chief Executive Officer and Director of
                     MML Bay State Life Insurance Company
                     (September 1999-August 2000); Director
                     of Emerald Isle Bancorp and Hibernia
                     Savings Bank (wholly-owned subsidiary of
                     Emerald Isle Bancorp) (June 1989-June
                     1998). Oversees 86 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Messrs. Gillespie,
Schadt, Webman, Wolfgruber, Wong and Zack, and Ms. Bloomberg, Two World Financial Center,
225 Liberty Street, 11th Floor, New York, NY 10281-1008, for Messrs. Petersen, Szilagyi,
Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.  Each
Officer serves for an indefinite term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                             Officers of the Portfolio
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                        Principal occupation(s) during past 5 years
Position(s) Held with Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kurt Wolfgruber              Executive Vice President of the Manager since March
Vice      President      and 2003 and Chief Investment Officer and Director of the
Portfolio Manager since 2004 Manager since July 2003 of the Manager.  He has been
Age: 54                      Director of HarbourView Asset Management Corporation
                             and of OFI Institutional Asset Management, Inc. since
                             June 2003 and of Tremont Capital Management, Inc.
                             since October 2001.  He is also an officer of 8 other
                             portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Rudi W. Schadt,              Vice President, Director of Research in Product Design
Vice President and           and Risk Management of the Manager and an officer of 7
Portfolio Manager since 2004 portfolios in the OppenheimerFunds complex.  Prior to
Age: 47                      joining the Manager in February 2002, he was a
                             Director and Senior Quantitative Analyst from 2000
                             through 2001 at UBS Asset Management prior to which he
                             was an Associate Director and Senior Researcher and
                             Portfolio Manager from June 1997 at State Street
                             Global Advisors.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jerry Webman                 Senior Vice President of the Manager since February
Vice      President      and 1996 and a Senior Investment Officer and Director of
Portfolio Manager since 2004 the Manager's Fixed Income Investments since 1999 and
Age: 55                      Senior Vice President of HarbourView Asset Management
                             Corporation since May 1999.  He is also an officer of
                             8 other portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Caleb Wong,                  Vice President of the Manager since June 1999 and has
Vice      President      and worked in fixed-income quantitative research and risk
Portfolio Manager since 2004 management for the Manager since July 1996.  He is an
Age: 39                      officer of 5 other portfolio in the OppenheimerFunds
                             complex.  He was Assistant Vice President of the
                             Manager from January 1997 through June 1999.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,            Senior Vice President and Chief Compliance Officer of
Vice President and Chief     the Manager (since March 2004); Vice President of
Compliance Officer since     OppenheimerFunds Distributor, Inc., Centennial Asset
2004                         Management Corporation and Shareholder Services, Inc.
Age: 55                      (since June 1983). Former Vice President and Director
                             of Internal Audit of the Manager (1997-February 2004).
                             An officer of 86 portfolios in the OppenheimerFunds
                             complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,             Senior Vice President and Treasurer of the Manager
Treasurer since 2004         (since March 1999); Treasurer of the following:
Age: 46                      HarbourView Asset Management Corporation, Shareholder
                             Financial Services, Inc., Shareholder Services, Inc.,
                             Oppenheimer Real Asset Management Corporation, and
                             Oppenheimer Partnership Holdings, Inc. (since March
                             1999), OFI Private Investments, Inc. (since March
                             2000), OppenheimerFunds International Ltd. (since May
                             2000), OppenheimerFunds plc (since May 2000), OFI
                             Institutional Asset Management, Inc. (since November
                             2000), and OppenheimerFunds Legacy Program (charitable
                             trust program established by the Manager) (since June
                             2003); Treasurer and Chief Financial Officer of OFI
                             Trust Company (trust company subsidiary of the
                             Manager) (since May 2000); Assistant Treasurer of the
                             following: OAC (since March 1999),Centennial Asset
                             Management Corporation (March 1999-October 2003) and
                             OppenheimerFunds Legacy Program (April 2000-June
                             2003); Principal and Chief Operating Officer of
                             Bankers Trust Company-Mutual Fund Services Division
                             (March 1995-March 1999). An officer of 86 portfolios
                             in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,              Assistant Vice President of the Manager (since August
Assistant   Treasurer  since 2002); Manager/Financial Product Accounting of the
2004                         Manager (November 1998-July 2002). An officer of 86
Age: 35                      portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian C. Szilagyi,           Assistant Vice President of the Manager (since July
Assistant Treasurer since    2004); Director of Financial Reporting and Compliance
2005                         of First Data Corporation (April 2003-July 2004);
Age: 36                      Manager of Compliance of Berger Financial Group LLC
                             (May 2001-March 2003); Director of Mutual Fund
                             Operations at American Data Services, Inc. (September
                             2000-May 2001). An officer of 86 portfolios in the
                             OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack               Executive Vice President (since January 2004) and
Secretary since 2004         General Counsel (since March 2002) of the Manager;
Age: 57                      General Counsel and Director of the Distributor (since
                             December 2001); General Counsel of Centennial Asset
                             Management Corporation (since December 2001); Senior
                             Vice President and General Counsel of HarbourView
                             Asset Management Corporation (since December 2001);
                             Secretary and General Counsel of OAC (since November
                             2001); Assistant Secretary (since September 1997) and
                             Director (since November 2001) of OppenheimerFunds
                             International Ltd. and OppenheimerFunds plc; Vice
                             President and Director of Oppenheimer Partnership
                             Holdings, Inc. (since December 2002); Director of
                             Oppenheimer Real Asset Management, Inc. (since
                             November 2001); Senior Vice President, General Counsel
                             and Director of Shareholder Financial Services, Inc.
                             and Shareholder Services, Inc. (since December 2001);
                             Senior Vice President, General Counsel and Director of
                             OFI Private Investments, Inc. and OFI Trust Company
                             (since November 2001); Vice President of
                             OppenheimerFunds Legacy Program (since June 2003);
                             Senior Vice President and General Counsel of OFI
                             Institutional Asset Management, Inc. (since November
                             2001); Director of OppenheimerFunds (Asia) Limited
                             (since December 2003); Senior Vice President (May
                             1985-December 2003), Acting General Counsel (November
                             2001-February 2002) and Associate General Counsel (May
                             1981-October 2001) of the Manager; Assistant Secretary
                             of the following: Shareholder Services, Inc. (May
                             1985-November 2001), Shareholder Financial Services,
                             Inc. (November 1989-November 2001), and
                             OppenheimerFunds International Ltd. (September
                             1997-November 2001). An officer of 86 portfolios in
                             the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives             Vice President (since June 1998) and Senior Counsel
Assistant   Secretary  since and Assistant Secretary (since October 2003) of the
2004                         Manager; Vice President (since 1999) and Assistant
Age: 40                      Secretary (since October 2003) of the Distributor;
                             Assistant Secretary of Centennial Asset Management
                             Corporation (since October 2003); Vice President and
                             Assistant Secretary of Shareholder Services, Inc.
                             (since 1999); Assistant Secretary of OppenheimerFunds
                             Legacy Program and Shareholder Financial Services,
                             Inc. (since December 2001); Assistant Counsel of the
                             Manager (August 1994-October 2003). An officer of 86
                             portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,           Vice President and Associate Counsel of the Manager
Assistant Secretary since    (since May 2004); First Vice President (April
2004                         2001-April 2004), Associate General Counsel (December
Age: 38                      2000-April 2004), Corporate Vice President (May
                             1999-April 2001) and Assistant General Counsel (May
                             1999-December 2000) of UBS Financial Services Inc.
                             (formerly, PaineWebber Incorporated). An officer of 86
                             portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip Gillespie            Senior Vice President and Deputy General Counsel of
Assistant   Secretary  since the Manager (since September 2004); Mr. Gillespie held
2004                         the following positions at Merrill Lynch Investment
Age: 42                      Management: First Vice President (2001-September
                             2004); Director (2000-September 2004) and Vice
                             President (1998-2000). An officer of 86 portfolios in
                             the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X| Remuneration of the Officers and Trustees. The officers and the interested
Trustee of the Fund, are affiliated with the Manager, receive no salary or fee from the
Portfolios. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended January 31, 2006. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2005.

   ---------------------------------------------------------------------------------------------
                                                             Retirement Estimated     Total
                                                                                  Compensation
                                                             Benefits                 from
                                                             Accrued    Annual      Portfolio
    Trustee's Name and                                       as Part    Benefits  (2and Fund
     Other Portfolio        Aggregate Compensation from      of Fund    Upon      Complex Paid
       Position(s)                 Portfolios(1)              Expenses  Retirementto Directors*
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
                        Fiscal Period Ended January 31, 2006 Fiscal                Year Ended
                                                             Period               December 31,
                                                             Ended                    2005
                                                             January
                                                              31, 2006
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
                        ConservatiModerate          Active
                                           Aggressiv
                        Investor  Investor Investor Allocatio
                          Fund      Fund     Fund     Fund   n
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Clayton K. Yeutter    $39(3)    $85(3)   $35(3)  $221(3)     None     $86,171    $173,700
   Chairman of the
   Board
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Matthew P. Fink         $26      $56      $23      $145      None     $2,641      $61,936
   Proxy Committee
   Member and
   Regulatory &
   Oversight Committee
   Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Robert G. Galli
   Regulatory &
   Oversight Committee     $29      $64      $26      $165      None    $100,824(($264,812((5))
   Chairman
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Phillip A. Griffiths
   Governance
   Committee Chairman
   and Regulatory &     $34((6))   $74(6)   $30(6)  $192(6)     None     $34,972    $150,760
   Oversight Committee
   Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Mary F. Miller
   Audit Committee
   Member and Proxy        $24      $53      $21      $136      None     $7,128     $103,254
   Committee Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Joel W. Motley
   Audit Committee
   Chairman and
   Regulatory &         $34((7))   $74(7)   $30(7)  $192(7)     None     $23,945    $150,760
   Oversight Committee
   Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Kenneth A. Randall
   Audit Committee
   Member and              $30      $66      $27      $171   None((8))   $85,944    $134,080
   Governance
   Committee Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Russell S.
   Reynolds, Jr.
   Proxy Committee
   Chairman and            $25      $54      $22      $140      None     $66,602    $108,593
   Governance
   Committee Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Joseph M.            $25((10)) $54(10)  $22(10)  $140(10)    None     $13,200  $60,386(1(1))
   Wikler((9))
   Audit Committee
   Chairman
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Peter I. Wold((9))
   Governance              $25      $54      $22      $140      None     $12,727  $60,386(1(2))
   Committee Member
   ---------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------
   Brian F.
   Wruble(1(3))
   Regulatory &
   Oversight Committee     $22      $49      $20      $126      None    $31,332(1($159,354(1(5))
   Member
   ---------------------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any. The Portfolio Series Fund is composed of four funds: Conservative Investor Fund,
   Moderate Investor Fund, Growth Investor Fund and Aggressive Investor Fund.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible
   (after 7 years of service) to receive retirement plan benefits with respect to certain
   Board I Funds as described below under "Retirement Plan for Trustees."
3.    Amount includes $10 from Conservator Investor Fund, $21 from Moderate Investor Fund,
   $9 from Aggressive Investor Fund and $55 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Yeutter under the "Deferred Compensation Plan"
   described below.
4.    Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
5.    Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other
   Oppenheimer funds (at December 31, 2005) that are not Board I Funds.
6.    Amount includes $34 from Conservative Investor Fund, $74 from Moderate Investor Fund,
   $30 from Aggressive Investor Fund and $192 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Griffiths under the "Deferred Compensation
   Plan" described below.
7.    Amount includes $14 from Conservative Investor Fund, $30 from Moderate Investor Fund,
   $12 from Aggressive Investor Fund and $77 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Motley under the "Deferred Compensation Plan"
   described below.
8.    Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
9.    Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board I Funds, including the Fund as of August 17, 2005. They had served as Board members of the other
   11 Board I Funds, including the Fund prior to that date.
10.   Amount includes $12 from Conservative Investor Fund, $27 from Moderate Investor Fund,
   $11 from Aggressive Investor Fund and $70 from Active Allocation Fund, respectively, which represents amounts deferred by Mr. Wikler under the "Deferred Compensation Plan"
   described below.
11.   Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other
   Oppenheimer fund (at December 31, 2005) that is not a Board I Fund.
12.   Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other
   Oppenheimer fund (at December 31, 2005) that is not a Board I Fund.
13.   Mr. Wruble was appointed as Trustee of the Board I Funds on October 10, 2005.
14.   Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of
   10 other Oppenheimer funds that are not Board I Funds. Mr. Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
15.   Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other
   Oppenheimer funds (at December 31, 2005) that are not Board I Funds..

      Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board
I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

      |X|   Deferred Compensation Plan. The Board of Trustees has adopted a Deferred
Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.
Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the
Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      Major  Shareholders.  As of May 1, 2006,  the only  persons or  entities  who owned of record  or were  known  by the  Fund to own  beneficially  5% or  more of any  class  of the
Portfolio's outstanding shares were:

Conservative Investor Fund

      MG Trust Company Cust,  Stack-On Products Company,  700 17th Street Suite 300, Denver,
CO  80202-3531,  which owned  208,583.848  Class N shares (20.94% of the Class N shares then outstanding).

      Orchard Trust Co. Cust,  FBO Oppen  RecordkeeperPro,  8515 E. Orchard Rd.,  Green wood
Village,  CO  80111-500,  which  owned 180,  400.039  Class N shares  (18.11% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers,  Attn Fund Admn, 4800 Deer Lake Dr. East
Floor 3, Jacksonville,  FL 32246-6484, which owned 126,822.811 Class N shares (12.73% of the
Class N shares then outstanding).

      RPSS TR, Ace Hardware Home Cntr of Round,  401K Plan,  Attn.  Rich Hill,  659 Railroad
Ave.,  Round Lake, IL 60073-3236,  which owned 77,389.367 Class N shares (7.77% of the Class
N shares then outstanding).

      MG Trust  Company  Cust,  Albert Frei & Sons Inc.  401K,  700 17th  Street  Suite 300,
Denver,  CO 80202-3531,  which owned  64,619.288 Class N shares (6.48% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130,  Boston, MA 02117-9130,
which owned 9,038.933 Class Y shares (98.90% of the Class Y shares then outstanding).

Moderate Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Green wood
Village, CO 80111-500, which owned 297, 255.801 Class N shares (17.50% of the Class N shares then outstanding).

      NFS LLC FEBO, JP Morgan Chase Bank TRAD CUST, IRA of Mitchell L Bruck, 1500 Copper
Run Blvd., Lexington, KY 40514, which owned 86,249.742 Class N shares (5.07% of the Class N share then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130,
which owned 10,948.652 Class Y shares (99.09% of the Class Y shares then outstanding).

Aggressive Investor Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Green wood
Village, CO 80111-500, which owned 222, 856.490 Class N shares (20.93% of the Class N shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, Attn Fund Admn, 4800 Deer Lake Dr. East
Floor 3, Jacksonville, FL 32246-6484, which owned 111,576.473 Class N shares (10.47% of the
Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130, Boston, MA 02117-9130,
which owned 85,829.117 Class Y shares (99.88% of the Class Y shares then outstanding).

Active Allocation Fund

      Orchard Trust Co. Cust, FBO Oppen RecordkeeperPro, 8515 E. Orchard Rd., Green wood
Village, CO 80111-500, which owned 700, 651.718 Class N shares (17.53% of the Class N shares then outstanding).

      Taynik & Co., C/O Investors Bank & Trust FPG90, P.O. Box 9130,  Boston, MA 02117-9130,
which owned 53,311.636 Class Y shares (99.81% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Portfolios' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Portfolios and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Portfolios, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the
SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the
Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  Each Portfolio is structured as a fund of funds and, as such, will invest assets in certain of the Underlying Funds.  Accordingly, each Portfolio, in its capacity as a shareholder in the Underlying Funds, may be requested to vote on matters pertaining to the Underlying Funds.  With respect to such shareholder proposals, each Portfolio will vote its shares in each of its Underlying Funds in the same proportion as the vote of all other shareholders in that Underlying Fund.

Each of the Underlying Funds will adopt Proxy Voting Policies and Procedures under which the Underlying Fund votes proxies relating to securities ("portfolio proxies") held by the
Underlying Fund.  Each Underlying Fund's primary consideration in voting portfolio proxies is the financial interests of the Underlying Fund and its shareholders. The Underlying Fund will retain an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Underlying Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Underlying Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the
Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     Each Underlying Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     Each Underlying Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:  Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Underlying Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Underlying Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Underlying Fund opposes proposals to classify the board of directors.
o     Each Underlying Fund supports proposals to eliminate cumulative voting.
o     Each Underlying Fund opposes re-pricing of stock options without shareholder approval.
o     Each  Underlying Fund generally  considers  executive  compensation  questions such as stock  option  plans  and  bonus  plans  to  be  ordinary  business  activity.  The
      Underlying Fund analyzes stock option plans,  paying particular  attention to their
      dilutive  effect.   While  each  Underlying  Fund  generally  supports   management
      proposals, it opposes plans it considers to be excessive.

      Each Portfolio, and each Underlying Fund, is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Portfolios under the investment advisory agreement. The Manager selects securities for the Portfolios and handles their day-to-day business. The portfolio managers and associate portfolio managers, if any, of the Portfolios are employed by the
Manager and are the persons who are principally responsible for the day-to-day management of the Portfolios. Other members of the Manager's Equity, Fixed Income and Global Portfolio
Team provide the portfolio managers with counsel and support in managing the Portfolios.

      The investment advisory agreement requires the Manager, at its expense, to provide the Portfolios with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Portfolios. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the
Portfolios.

      Each of the Portfolios pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Portfolios. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees, if any, and asset allocation fees paid by the Portfolios to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Portfolios as a whole. The fees are allocated to each class of shares based upon the relative proportion of a Portfolio's net assets represented by that class.  The management fee paid by the Portfolios to the
Manager for its fiscal period ended January 31, 2006, is listed below.

---------------------------------------------------------------------------------
  Fiscal Period ended 01/31     Management Fee Paid to OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            2006                                      $0
---------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Portfolios may sustain for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Rudi W. Schadt, Jerry Webman, Kurt Wolfgruber and Caleb Wong (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers")
who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, members of the portfolio management team also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios and accounts as of January 31, 2006:

------------------------------------------------------------------------------
Portfolio        RegistereTotal      Other      Total     Other      Total
                                                Assets
                          Assets in             in Other
                          Registered Pooled     Pooled              Assets
                 InvestmenInvestment Investment Investment         in Other
                 CompaniesCompanies  Vehicles   Vehicles  Accounts Accounts
Manager          Managed  Managed(1)  Managed   Managed(1)Managed Managed(1,2)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Rudi Schadt        7                   None               None
                            $1,440.8               None               None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Jerry Webman       4                   None               None
                             $932.8                None               None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Kurt Wolfgruber    4                   None               None
                             $932.8                None               None
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Caleb Wong         4                   None               None
                            $557.15                None               None
------------------------------------------------------------------------------
  1.  In millions.
  2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manages other funds.
Potentially, at times, those responsibilities could conflict with the interests of the
Portfolios. That may occur whether the investment strategies of the other funds are the same as, or different from, the Portfolios' investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between a
Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by a Portfolio. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of a Portfolio, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and
Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio
Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of a Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of a
Portfolio.
     Compensation of the Portfolio Managers.  The Portfolio Managers are employed and compensated by the Manager, not the Portfolio.  Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of January 31, 2006, each Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan. Portfolio managers who are responsible for duties as senior executives of the Manager may also receive compensation for the performance of their duties in that separate capacity.
The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management.  The Portfolio Managers do not receive additional compensation with respect to the performance of Portfolios.  They are compensated based on the performance of Underlying Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Managers.  The compensation structure of certain other portfolios managed by the Portfolio Managers may be different from the compensation structure of the Underlying Funds, described above.  The Portfolio
Managers' compensation with regard to those portfolios may, under certain circumstances, include an amount based on the amount of the management fee.

     Ownership of Portfolio Shares.  As of January 31, 2006, each Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
            Portfolio Manager                   Range of Shares
                                                  Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------

             Rudi Schadt                                None
            ----------------------------------------------------------
            ----------------------------------------------------------
                                                        None
             Jerry Webman
            ----------------------------------------------------------
            ----------------------------------------------------------
                                                        None
             Kurt Wolfgruber
            ----------------------------------------------------------
            ----------------------------------------------------------
                                                $10,001-$50,000
             Caleb Wong
            ----------------------------------------------------------

Brokerage Policies of the Portfolios

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the
Portfolios. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Portfolio's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers", as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to obtain, at reasonable expense, the "best execution" of the
Portfolio's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio as established by its Board of Trustees.

      Under the investment  advisory  agreement,  in choosing  brokers to execute  portfolio transactions for the Portfolio,  the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Portfolio and/or the other accounts over which the Manager or its affiliates have  investment  discretion.  The  concessions  paid to those  brokers may be higher than  another  qualified  broker would  charge,  if the Manager makes a good faith  determination  that the concession is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each
Portfolio subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, a Portfolio may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Portfolio ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of a
Portfolio. Those other accounts may purchase or sell the same securities as a Portfolio at the same time as a Portfolio, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the Portfolio's shares by (1) directing to that broker or dealer any of the Portfolio's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the Portfolio's shares.

      However, the Rule permits Portfolios to effect brokerage transactions through firms that also sell Portfolio shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the
Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the
Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal period ended January 31, 2006, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal period ended January 31, 2006, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

-------------------------------------------------------------------------
 Fiscal Period Ended January   Total Brokerage Commissions Paid by the
             31                                 Fund*
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2006                                  $0
-------------------------------------------------------------------------
   *  Amounts do not include  spreads or  commissions  on  principal  transactions  on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with each of the Portfolios, the
Distributor acts as each of the Portfolio's principal underwriter in the continuous public offering of each Portfolio's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Portfolios' most recent fiscal period ended January 31,
2006, are shown in the tables below.

------------------------------------------------------------------------------------------------------
Fiscal                Aggregate   Class A       Concessions  Concessions   Concessions   Concessions
                      Front-End   Front-End
Period                Sales       Sales         on Class A   on Class B    on Class C    on Class N
Ended                 Charges     Charges       Shares       Shares        Shares          Shares
1/31:                 on Class A  Retained by   Advanced by  Advanced by   Advanced by   Advanced by
                      Shares      Distributor(1)Distributor(2Distributor(2)Distributor(2)Distributor
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
  2006    Conservative $731,578     $202,862      $12,061      $136,823      $106,853      $50,542
           Investor
             Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
           Moderate
  2006     Investor   $1,936,463    $568,947      $55,377      $563,486      $287,477      $56,539
             Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
          Aggressive
  2006     Investor    $821,446     $265,087       $6,567      $267,793      $103,732      $19,193
             Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
            Active
  2006    Allocation  $4,905,946   $1,474,177     $58,097     $1,716,124     $744,303     $127,076
             Fund
------------------------------------------------------------------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the
   Distributor.
2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

---------------------------------------------------------------------------------------------
Fiscal                            Class A         Class B         Class C        Class N
                                Contingent       Contingent      Contingent     Contingent
                              Deferred Sales   Deferred Sales     Deferred       Deferred
                                  Charges         Charges      Sales Charges  Sales Charges
Period                          Retained by     Retained by     Retained by    Retained by
Ended 1/31:                     Distributor     Distributor     Distributor    Distributor
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006       Conservative         $0             $3,193          $1,819         $1,832
              Investor Fund
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006         Moderate           $0            $14,166          $4,881         $3,554
              Investor Fund
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006        Aggressive          $0             $5,572          $2,126         $5,679
              Investor Fund
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
    2006          Active            $0            $44,078         $16,412         $4,555
             Allocation Fund
---------------------------------------------------------------------------------------------

Distribution and Service Plans. Each Portfolio has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans a Portfolio pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(6) cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Portfolio, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Portfolio's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Portfolio's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The  Board  of  Trustees  and the  Independent  Trustees  must  approve  all  material amendments to a plan. An amendment to increase  materially the amount of payments to be made under a Plan must be  approved  by  shareholders  of the class  affected  by the  amendment.
Because  Class B shares  of each  Portfolio  automatically  convert  into  Class A shares 72 months after  purchase,  the Portfolio  must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment to the Class A Plan that would  materially increase  payments under the Plan.  That approval must be by a "majority" (as defined in the
Investment Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect,  the Treasurer of each Portfolio shall provide separate written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.
The reports  shall detail the amount of all  payments  made under a plan and the purpose for which the payments  were made.  Those  reports are subject to the review and approval of the
Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those
Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Portfolio shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no
minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Portfolio to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Portfolio, assisting in establishing and maintaining accounts in the Portfolio, making the Portfolio's investment plans available and providing other services at the request of the Portfolio or the
Distributor.  The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average net assets of Class A shares.  The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below. The
Distributor makes payments to plan recipients periodically at an annual rate not to exceed
0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

For the fiscal period ended January 31, 2006 payments under the Class A plan totaled
$43,617 for Conservative Investor Fund, $89,171 for Moderate Investor Fund, $34,064 for
Aggressive Investor Fund and $228,321 for Active Allocation Fund all of which was paid by the Distributor to recipients, and included $843, $2,569, $887 and $4,744, respectively, paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.  The Distributor may not use payments received under the Class A plans to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under each Plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the
Portfolios under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased.
After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record. If the investor no longer has another broker-dealer of record for an existing account, the
Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the
Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by
0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and Class N shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate dealers that sell those shares.  Each  Portfolio pays the  asset-based  sales charges to the
Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.
The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or the  advance  of the  service  fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares,
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished  to current  shareholders)  and state  "blue sky"  registration  fees and certain other distribution expenses,
o     may not be able to adequately  compensate dealers that sell Class B, Class C and Class
         N shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent  with the service fees and  asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the  payments  under the plan to include a  Portfolio  in various  third-party distribution programs that may increase sales of a Portfolios shares,
o     may experience  increased  difficulty  selling a Portfolio's  shares if payments under the plan are  discontinued  because  most  competitor  funds  have  plans  that pay dealers  for  rendering  distribution  services  as much or more  than the  amounts currently being paid by the Portfolio, and
o     may not be able to  continue  providing,  at the  same or at a lesser  cost,  the same quality  distribution  sales efforts and services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed  shares and from each Portfolio  under the plans. If either the Class B, Class C or Class N plan were to be terminated by the Portfolio,  the Board of Trustees may allow the
Portfolio  to continue  payments of the  asset-based  sales  charge to the  Distributor  for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------
 Distribution and Service Fees Paid to the Distributor for the Fiscal Period
                                Ended 1/31/06
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Class:     Total Payments   Amount Retained  Distributor's   Distributor's
                                                  Aggregate     Unreimbursed
                                                 Unreimbursed   Expenses as %
                                                   Expenses     of Net Assets
                Under Plan      by Distributor    Under Plan      of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Conservative Investor Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan      $32,998          $22,876         $103,594         1.13%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan      $62,739          $32,103         $127,362         0.67%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan      $9,122            $5,001         $126,713         1.67%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Moderate Investor Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan     $127,405          $88,102         $536,339         1.45%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan     $160,182          $83,020         $358,188         0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan      $17,032           $9,231         $112,008         0.92%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Aggressive Investor Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan      $57,776          $39,516         $262,957         1.38%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan      $50,173          $22,371         $142,362         0.71%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan      $7,028            $3,657         $36,299          0.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Active Allocation Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan     $379,747          $261,467       $1,607,656        1.39%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan     $374,213          $186,986        $932,769         0.74%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan      $37,490          $19,171         $317,511         1.12%
-------------------------------------------------------------------------------

      All  payments  under  the  Class  B,  Class C and  Class N plans  are  subject  to the limitations  imposed by the  Conduct  Rules of the NASD on  payments  of  asset-based  sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive reallowance of commissions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Portfolios, or by an investor buying or selling shares of the
         Portfolios may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries as sales commissions (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule
            12b-1 under the Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates;
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
            Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing"
         payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the
            NASD. Payments are made based on the guidelines established by the Manager and
            Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Portfolios or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the
Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Portfolios or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Portfolios, the
Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of securities by the Portfolios or other Oppenheimer funds, a financial intermediary's sales of shares of the Portfolios or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Portfolios or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the Portfolios or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;

o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies'
         variable annuity or variable life insurance products;

o     placement on the dealer's list of offered funds and providing representatives of the
         Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the
Manager or Distributor for marketing or program support:

--------------------------------------------------------------------------------
Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Aegon USA                               Aetna Retirement Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc.               AIG Life
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allianz Life Insurance Company          Allmerica Financial Life Insurance and
                                        Annuity Co.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allstate Financial Advisors             American Enterprise Life Insurance
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
American General Securities, Inc.       American General Annuity
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ameriprise Financial Services, Inc.     American Portfolio Financial Services,
                                        Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ameritas Life Insurance Corporation     Annuity Investors Life
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Associated Securities                   AXA Advisors
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Banc One Securities Corp.               BNY Investment Center, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc. (SSB)    CitiStreet
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Citizens Bank of Rhode Island           CJM Planning Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Columbus Life Insurance Company         Commonwealth Financial Network
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Federal Kemper Life Assurance Company   Financial Network (ING)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Glenbrook Life and Annuity Co.          Hartford
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HD Vest                                 HSBC Brokerage (USA) Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ING Financial Advisers                  ING Financial Partners
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Legend Equities Corp.                   Legg Mason
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lincoln Benefit Life                    Lincoln Financial
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lincoln Investment Planning, Inc.       Lincoln National Life
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MetLife and affiliates                  Minnesota Life Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Multi-Financial (ING)                   Mutual Service Corporation
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
National Planning Holdings, Inc.        Nationwide and affiliates
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NFP                                     New York Life Securities, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Park Avenue Securities LLC              PFS Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raymond James & Associates              Raymond James Financial Services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RBC Dain Rauscher Inc.                  Royal Alliance
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities America Inc.                 Security Benefit Life Insurance Co.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sentra Securities                       Signator Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SunTrust Securities                     Thrivent
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Union Central Life Insurance Company    United Planners
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valic Financial Advisors, Inc.          Wachovia Securities LLC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wells Fargo Investments, LLC
--------------------------------------------------------------------------------

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

-----------------------------------------------------------------------------
ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Administrative Management Group         ADP Broker/Dealer Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Aetna Financial Services                Alliance Benefit Group
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Baden Retirement Plan Services LLC      Banc One Securities Corp.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
BCG Securities                          Benefit Administration Company LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Benetech Inc.                           Bisys Retirement Services
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Charles Schwab & Co Inc.                Charles Schwab Trust Company
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Circle Trust Company                    Citigroup Global Markets Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
CitiStreet                              City National Bank
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Daily Access.Com Inc.                   Digital Retirement Solutions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
DST Systems Inc.                        Dyatech LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Edgewood/Federated Investments          ERISA Administrative Services Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Expert Plan Inc.                        FASCorp
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Fidelity Investments                    First National Bank of Omaha
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
First Trust Corp.                       First Trust-Datalynx
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Franklin Templeton                      Geller Group LTD
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GoldK Inc.                              Great West Life & Annuity Ins Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Hartford Life Insurance Co              Hewitt Associates LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ING                                     Ingham Group
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Interactive Retirement Systems          Invesco Retirement Plans
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Invesmart                               InWest Pension Management
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
John Hancock Life Insurance Co.         JPMorgan Chase & Co
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
JPMorgan Chase Bank                     July Business Services
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Kaufman & Goble                         Leggette & Company Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Matrix Settlement & Clearance Services  Mellon HR Solutions
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Mercer HR Services                      Merrill Lynch & Co., Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Metavante 401(k) Services               Metlife Securities Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
MFS Investment Management               Mid Atlantic Capital Corp.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
National City Bank                      National Financial Services Corp.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Nationwide Investment Service Corp.     New York Life Investment Management
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Northeast Retirement Services           Northwest Plan Services Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Pension Administration and Consulting   PFPC Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Plan Administrators Inc.                PlanMember Services Corporation
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Princeton Retirement Group Inc.         Principal Life Insurance Co
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prudential Retirement Services          PSMI Group
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Putnam Investments                      Quads Trust Company
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
RSM McGladrey Retirement Resources      SAFECO
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Standard Insurance Co                   Stanley Hunt DuPree Rhine
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Stanton Group Inc.                      State Street Bank & Trust
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Strong Capital Management Inc.          Symetra Investment Services Inc.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
T Rowe Price Associates                 Taylor Perky & Parker LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Texas Pension Consultants               The 401(K) Company
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
The Chicago Trust Company               The Retirement Plan Company LLC
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
The Vanguard Group                      TruSource
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
USI Consulting Group (CT)               Valic Retirement Services Co
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Wachovia Bank NA                        Web401k.com
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Wells Fargo Bank NA                     Wilmington Trust Company
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
WySTAR Global Retirement Solutions
-----------------------------------------------------------------------------

Performance of the Portfolios

Explanation of Performance Terminology.  The Portfolios use a variety of terms to illustrate their  investment  performance.  Those terms include  "cumulative  total  return,"  "average annual total return,"  "average annual total return at net asset value" and "total return at net asset value." An  explanation  of how total  returns are  calculated is set forth below.
You can obtain current performance  information by calling the Portfolio's Transfer Agent at
1.800.225.5677    or   by    visiting    the    OppenheimerFunds    Internet    website   at
www.oppenheimerfunds.com.

      Each Portfolio's  illustrations of its performance data in advertisements  must comply with rules of the SEC. Those rules  describe the types of performance  data that may be used and  how it is to be  calculated.  In  general,  any  advertisement  by a  Portfolio  of its performance  data must include the average annual total returns for the advertised  class of shares of the Portfolio.  Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables  an  investor  to  compare  a
Portfolio's  performance to the performance of other funds for the same periods.  However, a number of factors should be considered  before using a Portfolio's  performance  information as a basis for comparison with other investments:

o     Total returns  measure the  performance of a hypothetical  account in a Portfolio over various  periods and do not show the  performance  of each  shareholder's  account.
         Your  account's  performance  will  vary from the  model  performance  data if your dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought your  shares at a  different  time and price than the shares used in the model.
o     A  Portfolio's  performance  returns may not reflect the effect of taxes on  dividends and capital gains distributions.
o     An  investment  in a  Portfolio  is not  insured  by the FDIC or any other  government agency.
o     The principal value of a Portfolio's  shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical  performance  information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the  different  kinds of expenses  each class bears.  The total returns of each class of shares of a Portfolio are affected by market  conditions,  the quality of a Portfolio's  investments,  the maturity of those  investments,  the types of investments a Portfolio holds, and its operating  expenses that are allocated to the particular class.

      |X|   Total  Return  Information.  There are  different  types of "total  returns"  to measure a  Portfolio's  performance.  Total return is the change in value of a  hypothetical investment  in a Portfolio  over a given  period,  assuming  that all  dividends and capital gains  distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total return  shows the average rate of return for each year in a period that would  produce the cumulative  total return over the entire period.  However,  average annual total returns do not show actual year-by-year performance.  A Portfolio uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating  total returns for Class A shares,  the current maximum sales charge of
5.75%-equity  funds (as a  percentage  of the offering  price) is deducted  from the initial investment  ("P" in the formula below) (unless the return is shown without sales charge,  as described below). For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year,
1.0% in the  sixth  year  and none  thereafter.  For  Class C  shares,  the 1.0%  contingent deferred sales charge is deducted for returns for the one-year  period.  For Class N shares, the 1.0%  contingent  deferred  sales  charge is deducted  for returns for the  one-year and life-of-class periods as applicable.

o     Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of
$1,000  ("P" in the  formula  below)  held for a number  of years  ("n" in the  formula)  to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment,  according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions).  The "average annual total return (after taxes on  distributions)"  of Class A shares is an average  annual  compounded rate of return for each year in a specified number of years,  adjusted to show the effect of federal taxes (calculated using the highest individual  marginal federal income tax rates in effect  on any  reinvestment  date) on any  distributions  made by a  Portfolio  during  the specified  period.  It is the rate of return based on the change in value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an ending value  ("ATVD" in the formula) of that  investment,  after taking  into  account  the  effect  of  taxes  on  Portfolio  distributions,  but not on the redemption of Portfolio shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average  Annual  Total Return  (After Taxes on  Distributions  and  Redemptions).  The
"average  annual total return (after taxes on  distributions  and  redemptions)"  of Class A shares is an average annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the  highest individual  marginal  federal  income tax rates in effect on any  reinvestment  date) on any distributions  made by a  Portfolio  during the  specified  period and the effect of capital gains  taxes or  capital  loss tax  benefits  (each  calculated  using the  highest  federal individual  capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the shares at the end of the  period.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending  value  ("ATVDR" in the formula) of that  investment,  after  taking into  account the effect of taxes on  Portfolio distributions and on the redemption of Portfolio shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemption)
  P

o     Cumulative  Total  Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative  total return is  determined  as follows:

 ERV - P   = Total Return
-----------
    P

o     Total  Returns  at Net Asset  Value.  From time to time a  Portfolio  may also quote a cumulative or an average annual total return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class
Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the  period  for a  hypothetical  investment  in that  class of  shares  (without considering  front-end or contingent  deferred sales  charges) and takes into  consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------
    The Fund's Total Returns for the Periods Ended 1/31/06
----------------------------------------------------------------
----------------------------------------------------------------
Class of  Cumulative Total     Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
----------------------------------------------------------------
----------------------------------------------------------------
                                 1-Year            5-Years
                                                 (or life of
                                               class if less)
----------------------------------------------------------------
----------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge   Charge
----------------------------------------------------------------
----------------------------------------------------------------
Conservative Investor Fund
----------------------------------------------------------------
----------------------------------------------------------------
Class      0.99%    7.15%     N/A      N/A      N/A      N/A
A(1)
----------------------------------------------------------------
----------------------------------------------------------------
Class      1.44%    6.44%     N/A      N/A      N/A      N/A
B(2)
----------------------------------------------------------------
----------------------------------------------------------------
Class      5.37%    6.37%     N/A      N/A      N/A      N/A
C(3)
----------------------------------------------------------------
----------------------------------------------------------------
Class      5.98%    6.98%     N/A      N/A      N/A      N/A
N(4)
----------------------------------------------------------------
----------------------------------------------------------------
Class      7.34%    7.34%     N/A      N/A      N/A      N/A
Y(5)
----------------------------------------------------------------
----------------------------------------------------------------
Moderate Investor Fund
----------------------------------------------------------------
----------------------------------------------------------------
Class      3.28%    9.58%     N/A      N/A      N/A      N/A
A(1)
----------------------------------------------------------------
----------------------------------------------------------------
Class      3.90%    8.90%     N/A      N/A      N/A      N/A
B(2)
----------------------------------------------------------------
----------------------------------------------------------------
Class      7.82%    8.82%     N/A      N/A      N/A      N/A
C(3)
----------------------------------------------------------------
----------------------------------------------------------------
Class      8.35%    9.35%     N/A      N/A      N/A      N/A
N(4)
----------------------------------------------------------------
----------------------------------------------------------------
Class      9.79%    9.79%     N/A      N/A      N/A      N/A
Y(5)
----------------------------------------------------------------
----------------------------------------------------------------
Aggressive Investor Fund
----------------------------------------------------------------
----------------------------------------------------------------
Class      10.71%   17.46%    N/A      N/A      N/A      N/A
A(1)
----------------------------------------------------------------
----------------------------------------------------------------
Class      11.70%   16.70%    N/A      N/A      N/A      N/A
B(2)
----------------------------------------------------------------
----------------------------------------------------------------
Class      15.64%   16.64%    N/A      N/A      N/A      N/A
C(3)
----------------------------------------------------------------
----------------------------------------------------------------
Class      16.34%   17.34%    N/A      N/A      N/A      N/A
N(4)
----------------------------------------------------------------
----------------------------------------------------------------
Class      17.69%   17.69%    N/A      N/A      N/A      N/A
Y(5)
----------------------------------------------------------------
----------------------------------------------------------------
Active Allocation Fund
----------------------------------------------------------------
----------------------------------------------------------------
Class      6.79%    13.31%    N/A      N/A      N/A      N/A
A(1)
----------------------------------------------------------------
----------------------------------------------------------------
Class      7.72%    12.72%    N/A      N/A      N/A      N/A
B(2)
----------------------------------------------------------------
----------------------------------------------------------------
Class      11.66%   12.66%    N/A      N/A      N/A      N/A
C(3)
----------------------------------------------------------------
----------------------------------------------------------------
Class      12.18%   13.18%    N/A      N/A      N/A      N/A
N(4)
----------------------------------------------------------------
----------------------------------------------------------------
Class      13.72%   13.72%    N/A      N/A      N/A      N/A
Y(5)
----------------------------------------------------------------

---------------------------------------------------------------
Average Annual Total Returns for Class A1 Shares (After Sales
                           Charge)
                For the Periods Ended 1/31/06
---------------------------------------------------------------
---------------------------------------------------------------
                                1-Year      5-Years (or life
                                            of class if less)
---------------------------------------------------------------
---------------------------------------------------------------
Conservative Investor Fund
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on Distributions     0.38%             N/A
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on                   0.64%             N/A
Distributions and
Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Moderate Investor Fund
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on Distributions     2.69%             N/A
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on                                     N/A
Distributions and                2.12%
Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Aggressive Investor Fund
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on Distributions    10.23%             N/A
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on                                     N/A
Distributions and                6.95%
Redemption of Fund Shares
---------------------------------------------------------------
---------------------------------------------------------------
Active Allocation Fund
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on Distributions     6.03%             N/A
---------------------------------------------------------------
---------------------------------------------------------------
After Taxes on
Distributions and                4.39%             N/A
Redemption of Fund Shares
---------------------------------------------------------------
1.    Inception of Class A for each Portfolio: 04/05/05.
2.    Inception of Class B for each Portfolio: 04/05/05.
3.    Inception of Class C for each Portfolio: 04/05/05.
4.    Inception of Class N for each Portfolio: 04/05/05.
5.    Inception of Class Y for each Portfolio: 04/05/05.

Other Performance  Comparisons.  Each Portfolio compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the Transfer  Agent at the  addresses or telephone numbers  shown on the cover of this SAI. A Portfolio  may also  compare its  performance  to that of other investments,  including other mutual funds, or use rankings of its performance by independent  ranking entities.  Examples of these  performance  comparisons are set forth below.

      |X|   Lipper  Rankings.  From time to time a Portfolio  may publish the ranking of the
performance   of  its  classes  of  shares  by  Lipper,   Inc.   ("Lipper").   Lipper  is  a
widely-recognized   independent  mutual  fund  monitoring   service.   Lipper  monitors  the
performance of regulated  investment  companies,  including the Portfolios,  and ranks their performance  for  various  periods in  categories  based on  investment  styles.  The Lipper performance  rankings are based on total  returns that include the  reinvestment  of capital gain  distributions  and  income  dividends  but do not take  sales  charges  or taxes  into consideration.  Lipper also publishes  "peer-group" indices of the performance of all mutual funds in a  category  that it  monitors  and  averages  of the  performance  of the funds in particular categories.

|X|   Morningstar Ratings.  From time to time a Portfolio may publish the star rating of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The
Portfolios are not yet rated.

      Morningstar   proprietary  star  ratings  reflect   historical   risk-adjusted   total
investment return. For each fund with at least a three-year history,  Morningstar calculates a Morningstar Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges,  loads, and redemption fees),  placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category  receive 5 stars, the next 22.5% receive
4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10%
receive 1 star.  (Each  share  class is counted as a fraction  of one fund within this scale and rated separately,  which may cause slight  variations in the distribution  percentages.)
The  Overall  Morningstar  Rating  for a fund is  derived  from a  weighted  average  of the
performance   figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|   Performance  Rankings and Comparisons by Other Entities and  Publications.  From
time to time a Portfolio may include in its advertisements and sales literature  performance information  about a Portfolio  cited in newspapers  and other  periodicals  such as The New
York Times, The Wall Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and Morningstar.
The  performance of a Portfolio's  classes of shares may be compared in  publications to the performance  of various  market  indices or other  investments,  and  averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on a  Portfolio's  share classes to the return on  fixed-income  investments  available  from banks and thrift  institutions.  Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts, and other forms of fixed or variable time deposits,  and various other  instruments  such as
Treasury  bills.  However,  a  Portfolio's  returns  and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  a  Portfolio  may  publish  rankings  or ratings of the Manager or
Transfer  Agent,  and of the  investor  services  provided  by them to  shareholders  of the
Oppenheimer  funds,  other than performance  rankings of the Oppenheimer  funds  themselves.
Those ratings or rankings of shareholder and investor  services by third parties may include comparisons of their  services to those  provided by other mutual fund families  selected by the  rating or  ranking  services.  They may be based  upon the  opinions  of the  rating or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time a Portfolio may include in its  advertisements  and sales literature the total return performance of a hypothetical  investment account that includes shares of a
Portfolio and other  Oppenheimer  funds. The combined account may be part of an illustration of an asset allocation model or similar  presentation.  The account  performance may combine total  return  performance  of a  Portfolio  and  the  total  return  performance  of  other
Oppenheimer  funds included in the account.  Additionally,  from time to time, a Portfolio's advertisements and sales literature may include,  for illustrative or comparative  purposes, statistical  data or other  information  about  general  or  specific  market  and  economic conditions. That may include, for example,
o     information  about the  performance of certain  securities or  commodities  markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the  earnings of companies  included in segments of  particular  industries,  sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information  relating to the gross  national or gross  domestic  product of the United
         States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance,  risk, or other characteristics of a Portfolio.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of the  Portfolios.  Appendix C contains  more  information  about the special  sales charge arrangements offered by the Portfolios,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you  purchase  shares of a  Portfolio,  your  ownership  interest  in the shares in the
Portfolio  will be recorded as a book entry on the records of the  Portfolio.  The Portfolio will not issue or re-register physical share certificates.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least
$50 and  shareholders  must invest at least $500  before an Asset  Builder  Plan  (described below)  can be  established  on a new  account.  Shares  will be  purchased  on the  regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")
transfer  to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH  transfers on the business day a Portfolio  receives  Federal  Funds for the purchase  through  the ACH  system  before  the close of the New York  Stock  Exchange  (the
"NYSE").  The NYSE normally  closes at 4:00 P.M.,  but may close earlier on certain days. If
Federal  Funds are received on a business  day after the close of the NYSE,  the shares will be  purchased  and  dividends  will begin to accrue on the next  regular  business  day. The proceeds  of ACH  transfers  are  normally  received  by a  Portfolio  three  days after the transfers  are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor  reserves the right to cancel the purchase order. The Distributor and the  Portfolios  are not  responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares  under Right of  Accumulation  and Letters of Intent  because of the  economies  of sales  efforts and  reduction  in expenses  realized by the  Distributor, dealers  and  brokers  making  such  sales.  No sales  charge is imposed  in  certain  other circumstances  described  in  Appendix C to this SAI because  the  Distributor  or dealer or broker incurs little or no selling expenses.

      A fiduciary  can count all shares  purchased  for a trust,  estate or other  fiduciary account  (including  one or more  employee  benefit  plans  of the same  employer)  that has multiple  accounts.  The Distributor  will add the value, at current  offering price, of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual  funds  for  which the
Distributor acts as the distributor and currently include the following:

-----------------------------------------------------------------------------------
Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
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Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
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Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
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Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
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Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
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Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
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                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
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                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
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                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
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Oppenheimer Discovery Fund                Oppenheimer Quest Balanced Fund
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                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Dividend Growth Fund          Inc.
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                                          Oppenheimer Quest International Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
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Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
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Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
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Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
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Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
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                                          Oppenheimer Rochester National
Oppenheimer Global Opportunities Fund     Municipals
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Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
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Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
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Oppenheimer High Yield Fund               Oppenheimer Small- & Mid- Cap Value Fund
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Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
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Oppenheimer International Diversified
Fund                                      Oppenheimer U.S. Government Trust
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Oppenheimer International Growth Fund     Oppenheimer Value Fund
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Oppenheimer International Small Company
Fund                                      Limited-Term New York Municipal Fund
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Oppenheimer International Value Fund      Rochester Fund Municipals
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Oppenheimer Limited Term California       Oppenheimer Portfolio Series:
Municipal Fund
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Oppenheimer Limited-Term Government Fund     Active Allocation Fund
                                             Aggressive Investor Fund
                                             Conservative Investor Fund
                                             Moderate Investor Fund
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And the following money market funds:
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Oppenheimer Cash Reserves                 Centennial Money Market Trust
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Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
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Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
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Centennial Government Trust
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      There is an  initial  sales  charge on the  purchase  of Class A shares of each of the
Oppenheimer   funds   described   above  except  the  money  market  funds.   Under  certain
circumstances  described  in this SAI,  redemption  proceeds  of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or
Class C shares of a Portfolio or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves on
which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of a
Portfolio and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price
(including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a
Letter. If those terms are amended, as they may be from time to time by a Portfolio, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the
Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.
The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in  escrow  for  purchases  of shares of a
Portfolio and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a
Letter. If the intended  purchase amount under a Letter entered into by an  OppenheimerFunds prototype  401(k) plan is not purchased by the plan by the end of the Letter  period,  there will be no adjustment of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining  the total amount of purchases made under a Letter,  shares redeemed by the investor  prior to the  termination  of the Letter  period will be  deducted.  It is the responsibility  of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the investor  during the Letter period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of a Portfolio equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of
$2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the
13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the
Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the
Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of a Portfolio, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the
Distributor, the Transfer Agent nor the Portfolio shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The
Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement plans are entitled to purchase shares of the
Portfolio  without  sales  charges or at reduced  sales  charge  rates,  as  described in an
Appendix to this SAI.  Certain special sales charge  arrangements  are maintained on a daily valuation  basis by  Merrill  Lynch  Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") or an
independent  record keeper that has a contact or special  arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $1 million in assets  invested  in  applicable  investments  (other  than assets  invested in money market funds),  than the retirement plan may purchase only Class C shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service  agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable  investments (other than assets invested in Class N shares of the  Oppenheimer  funds.  If on the date the plan sponsor signed the Merrill Lynch record  keeping  service  agreement  the plan has $5 million or more in assets  invested  in applicable  investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds  has entered into  arrangements  with certain record keepers  whereby the  Transfer  Agent  compensates  the  record  keeper for its record  keeping  and  account servicing  functions  that it  performs  on behalf of the  participant  level  accounts of a retirement plan.  While such  compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the  retirement  plan's record keeper.

Cancellation of Purchase  Orders.  Cancellation of purchase orders for a Portfolio's  shares
(for example,  when a purchase check is returned to a Portfolio  unpaid) causes a loss to be incurred when the net asset values of a Portfolio's  shares on the cancellation date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible  for that loss.  If the investor  fails to  compensate a Portfolio for the loss, the  Distributor  will do so. A Portfolio may reimburse the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's  name, or the Portfolio or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Portfolios  represent an interest in the same portfolio of  investments  of a Portfolio.  However,  each class has  different  shareholder privileges and features.  The net income  attributable to Class B, Class C or Class N shares and the  dividends  payable  on  Class  B,  Class C or Class N  shares  will be  reduced  by incremental  expenses  borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability  of  different  classes of shares  permits an investor to choose the method of purchasing  shares that is more  appropriate for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial sales charge.  While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the  initial  sales  charge on Class A shares - to  compensate the  Distributor  and  brokers,  dealers and  financial  institutions  that sell shares of a
Portfolio.  A salesperson who is entitled to receive  compensation  from his or her firm for selling  Portfolio shares may receive different levels of compensation for selling one class of shares rather than another.

      The  Distributor  will not accept a purchase  order of more than  $100,000 for Class B shares or a purchase  order of $1 million or more to purchase  Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of Class
A shares at net asset value whether or not subject to a contingent  deferred sales charge as described in the  Prospectus,  no sales  concessions  will be paid to the  broker-dealer  of record,  as  described  in the  Prospectus,  on sales of Class A shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally,  that concession  will not be paid on purchases  of Class A shares by a retirement  plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal Revenue Service,  the conversion of Class B shares to Class A shares
72 months after  purchase is not treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation  of those  laws  should  change,  the  automatic  conversion feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur  while that  suspension  remained  in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two  classes, without the  imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability  of Class N Shares.  In addition to the description of the types of retirement  plans which may purchase  Class N shares  contained in the  Prospectus,  Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover  contributions made to Individual 401(k) plans,  Profit-Sharing  Plans and Money Purchase Pension Plans,
o     to  all  direct  rollovers  from  OppenheimerFunds-sponsored   Pinnacle  and  Ascender
            retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this SAI) which have  entered into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
            Code,  the  recordkeeper  or the plan  sponsor  for  which has  entered  into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k) plans that pay for the purchase  with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds,
            and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial  advisor and the
            Distributor for that purpose.

      The  sales  concession  and the  advance  of the  service  fee,  as  described  in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

|X|   Allocation of Expenses. A Portfolio pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of a Portfolio's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value,  dividends and distributions of a
Portfolio's  share classes  recognizes two types of expenses.  General  expenses that do not pertain  specifically  to any one class are allocated pro rata to the shares of all classes.
The allocation is based on the percentage of a Portfolio's  total assets that is represented by the assets of each  class,  and then  equally to each  outstanding  share  within a given class.  Such general expenses include  management fees,  legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,  Statements of Additional
Information and other  materials for current  shareholders,  fees to unaffiliated  Trustees, custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other  expenses  that are directly  attributable  to a particular  class are allocated equally to each  outstanding  share  within that class.  Examples of such  expenses  include distribution  and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses,  and shareholder  meeting  expenses (to the extent that such expenses  pertain only to a specific class).

Portfolio Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Portfolio account with a share balance valued under $500. The Minimum
Balance Fee is automatically deducted from each such Portfolio account in September.

      Listed below are certain cases in which the Portfolios have elected, in their discretion, not to assess the Portfolio Account Fees.  These exceptions are subject to change:
o     A Portfolio account whose shares were acquired after September 30th of the prior year;
o     A Portfolio account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDocs Direct;
o     A Portfolio account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer
            Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus,
            Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A Portfolio account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the Service
Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

      The  Portfolio  reserves  the  authority  to  modify  Portfolio  Account  Fees  in its discretion.

Determination  of Net Asset  Values Per Share.  The net asset values per share of each class of shares of the  Portfolios  are determined as of the close of business of the NYSE on each day that the NYSE is open.  The  calculation  is done by dividing the value of a Portfolio's net  assets  attributable  to a class  by the  number  of  shares  of that  class  that  are outstanding.  The NYSE normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling  before a
U.S.  holiday).  All  references  to time in this SAI mean  "Eastern  time." The NYSE's most recent  annual  announcement  (which is subject to change)  states that it will close on New
Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,  Memorial  Day,
Independence Day, Labor Day,  Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular business day.  Because a Portfolio's  net asset values will not be calculated on those days, a  Portfolio's  net asset values per share may be  significantly  affected on such days when shareholders may not purchase or redeem shares. Additionally,  trading on European and Asian stock exchanges and  over-the-counter  markets normally is completed before the close of the
NYSE.

      Changes  in the  values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those securities are determined,  but before the close of the NYSE,  will not be  reflected  in the  Portfolio's  calculation  of its net asset  values  that day unless the Manager  determines  that the event is likely to effect a material  change  in the  value of the  security.  The  Manager,  or an  internal  valuation committee  established  by the Manager,  as  applicable,  may  establish a valuation,  under procedures  established  by  the  Board  and  subject  to  the  approval,  ratification  and confirmation by the Board at its next ensuing meeting.

|X|   Securities Valuation.  The Fund's Board of Trustees has established procedures for the valuation of an Underlying Fund's securities. In general those procedures are as follows:
Equity securities traded on a U.S. securities exchange or on NASDAQ(R)are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported sale  price on the  principal  exchange  on  which  they  are  traded  or on
               NASDAQ(R), as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last  reported sale price  preceding the valuation  date if it is within the spread of the closing  "bid" and "asked"  prices on the  valuation  date or, if not,  at the closing "bid" price on the valuation date.
         Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price  available  to the  pricing  service  approved  by the Board of
               Trustees, or
(2)   at the last sale  price  obtained  by the  Manager  from the  report of the  principal exchange on which the security is traded at its last  trading  session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal  exchange on which the  security  is traded  or, on the basis of  reasonable  inquiry, from two market makers in the security.
         Long-term  debt  securities  having a  remaining  maturity in excess of 60 days are valued  based on the mean  between the "bid" and "asked"  prices  determined  by a portfolio pricing  service  approved by the Fund's  Board of Trustees or obtained by the Manager  from two active market makers in the security on the basis of reasonable inquiry.

         The  following  securities  are valued at the mean  between  the "bid" and  "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of  reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt  instruments  that had a  maturity  of 397 days or less  when  issued  and have a remaining maturity of more than 60 days, and
(3)   non-money  market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following  securities are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)   money market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when  issued  that have a  remaining  maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market fund that have a remaining  maturity of 397 days or less.
o     Securities  (including  restricted  securities)  not having  readily-available  market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market  makers  willing to give quotes,  a security may be priced at the mean  between the "bid" and "asked"  prices  provided by a single  active  market  maker
(which in certain cases may be the "bid" price if no "asked" price is available).

      In the  case of U.S.  government  securities,  mortgage-backed  securities,  corporate bonds  and  foreign  government  securities,  when last sale  information  is not  generally available,  the Manager  may use pricing  services  approved by the Board of  Trustees.  The pricing  service may use "matrix"  comparisons to the prices for  comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved  (such as the  tax-exempt  status of the  interest  paid by  municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service that the Manager has  determined  to be  reliable  are  used to value  foreign  currency,  including  forward contracts,  and to  convert  to U.S.  dollars  securities  that are  denominated  in foreign currency.

      Puts,  calls, and futures are valued at the last sale price on the principal  exchange on which they are traded or on NASDAQ(R),  as applicable,  as determined by a pricing  service approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing "bid" and "asked"  prices on the  principal  exchange or on NASDAQ(R)on the  valuation  date.  If not,  the value shall be the  closing  bid price on the  principal exchange or on NASDAQ(R)on the  valuation  date.  If the put, call or future is not traded on an exchange or on NASDAQ(R),  it shall be valued by the mean between "bid" and "asked"  prices obtained by the Manager from two active market  makers.  In certain cases that may be at the
"bid" price if no "asked" price is available.

      If a Portfolio  writes an option,  an amount equal to the premium received is included in a Portfolio's  Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining a Portfolio's  gain on  investments, if a call or put written by a Portfolio is  exercised,  the  proceeds  are  increased by the premium received.  If a call or put written by a Portfolio  expires,  a Portfolio has a gain in the amount of the premium. If a Portfolio enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If a Portfolio  exercises a put it holds,  the amount the Portfolio receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Portfolio.

How to Sell Shares

The information  below  supplements the terms and conditions for redeeming  shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of redemption proceeds may be delayed if the Portfolio's  custodian bank is not open for business on a day when the  Portfolio  would  normally  authorize  the wire to be made,  which is usually  the
Portfolio's next regular business day following the redemption. In those circumstances,  the wire will not be  transmitted  until the next bank  business  day on which the  Portfolio is open for business.  No dividends  will be paid on the proceeds of redeemed  shares  awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The  Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash. However, under certain  circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the remaining shareholders of a Portfolio to make payment of a redemption  order wholly or partly in cash.
In that  case,  a  Portfolio  may pay  the  redemption  proceeds  in  whole  or in part by a distribution  "in kind" of liquid  securities from the portfolio of a Portfolio,  in lieu of cash.

      Each Portfolio has elected to be governed by Rule 18f-1 under the  Investment  Company
Act. Under that rule,  each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000  or 1% of the net assets of the  Portfolio  during any 90-day  period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage  or other costs in selling the  securities  for cash.  Each  Portfolio  will value securities  used to pay  redemptions  in kind using the same  method the  Portfolio  uses to value its portfolio  securities described above under "Determination of Net Asset Values Per
Share." That valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The  Fund's  Board  of  Trustees  has  the  right  to  cause  the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those  shares  is less than $500 or such  lesser  amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an  account if the  aggregate  net asset value of such shares has fallen below the stated  minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may alternatively set requirements for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of  transfer  to the name of another  person or entity.  It does not  matter  whether  the  transfer  occurs by  absolute assignment,  gift or bequest,  as long as it does not  involve,  directly or  indirectly,  a public sale of the shares.  When shares  subject to a contingent  deferred  sales charge are transferred,  the  transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated as if the transferee  shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all  shares  held in an  account  are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus under "How to Buy Shares"
for the  imposition  of the Class B, Class C and Class N  contingent  deferred  sales charge will be followed in determining the order in which shares are transferred.

Distributions     From    Retirement    Plans.     Requests    for    distributions     from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing  plans should be addressed to "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform  to  the  requirements  of  the  plan  and  a  Portfolio's   other  redemption
         requirements.

      Participants  (other than self-employed  plan sponsors) in  OppenheimerFunds-sponsored pension or  profit-sharing  plans with shares of the Portfolio  held in the name of the plan or  its  fiduciary  may  not  directly  request  redemption  of  their  accounts.  The  plan administrator or fiduciary must sign the request.

      Distributions   from  pension  and  profit   sharing  plans  are  subject  to  special
requirements  under the Internal  Revenue  Code and certain  documents  (available  from the
Transfer  Agent)  must  be  completed  and  submitted  to  the  Transfer  Agent  before  the distribution  may be made.  Distributions  from retirement  plans are subject to withholding requirements  under  the  Internal  Revenue  Code,  and IRS Form  W-4P  (available  from the
Transfer Agent) must be submitted to the Transfer Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the  shareholder  has provided the Transfer Agent with a certified tax  identification  number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The
Portfolios,  the Manager,  the Distributor,  and the Transfer Agent assume no responsibility to determine  whether a  distribution  satisfies the  conditions of applicable  tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Portfolios' agent to repurchase its shares from authorized  dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of  redemption.  The  repurchase  price per share will be the net asset value next  computed after the  Distributor  receives an order  placed by the dealer or broker.  However,  if the
Distributor  receives a repurchase order from a dealer or broker after the close of the NYSE on a regular  business  day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its  customers  prior to the time the NYSE closes.
Normally,  the NYSE closes at 4:00 P.M.,  but may do so earlier on some days.  Additionally, the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made  within  three  business  days after the  shares  have been  redeemed  upon the
Distributor's  receipt of the required redemption documents in proper form. The signature(s)
of the registered owners on the redemption  documents must be guaranteed as described in the
Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of a Portfolio valued at
$5,000 or more can  authorize  the  Transfer  Agent to redeem  shares  (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual  or annual  basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed  three business days prior to the date requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to
$1,500 per month may be requested  by telephone if payments are to be made by check  payable to all  shareholders of record.  Payments must also be sent to the address of record for the account  and the  address  must not have been  changed  within  the prior 30 days.  Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders  having  AccountLink  privileges
(see  "How  To  Buy  Shares")  may  arrange  to  have  Automatic  Withdrawal  Plan  payments
transferred   to  the  bank   account   designated   on  the  account   application   or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment transmittal date you select in the account  application.  If a contingent  deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The  Portfolios  cannot  guarantee  receipt  of a payment on the date  requested.  The
Portfolios  reserve the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share purchases, shareholders  should not make regular additional Class A share purchases while participating in an  Automatic  Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should not establish automatic  withdrawal plans, because of the potential imposition of the contingent deferred  sales  charge on such  withdrawals  (except  where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.  These  provisions may be amended  from time to time by the  Portfolios  and/or the  Distributor.  When  adopted,  any amendments will automatically apply to existing Plans.

|X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined  amount of shares of a  Portfolio  for  shares  (of the same  class) of other
Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an  Automatic  Exchange  Plan.  The minimum  amount that may be exchanged to each other fund account is $50.  Instructions  should be provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made under  these  plans are  subject to the restrictions  that  apply to  exchanges  as set  forth in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

|X|   Automatic  Withdrawal  Plans.  Portfolio  shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next, followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.
Payments  made  under  these  plans  should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent
for  the  shareholder(s)   (the  "Planholder")  who  executed  the  Plan  authorization  and application  submitted to the Transfer Agent.  Neither the Portfolios nor the Transfer Agent
shall  incur  any  liability  to the  Planholder  for any  action  taken or not taken by the
Transfer Agent in good faith to administer the Plan. Share  certificates  will not be issued for shares of a Portfolio  purchased  for and held under the Plan,  but the  Transfer  Agent will credit all such shares to the account of the  Planholder on the records of a Portfolio.
Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer
Agent with the Plan  application so that the shares  represented by the  certificate  may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested  in shares of a Portfolio,  which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make  withdrawal  payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business days prior to the date selected  for receipt of the payment,  according  to the choice  specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the
Planholder  by writing to the  Transfer  Agent.  The  Planholder  should  allow at least two weeks' time after mailing such  notification  for the requested  change to be put in effect.
The  Planholder  may, at any time,  instruct the Transfer  Agent by written notice to redeem all, or any part of, the shares  held under the Plan.  That notice must be in proper form in accordance with the requirements of the then-current  Prospectus of the Portfolios.  In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The
Portfolio may also give  directions to the Transfer  Agent to terminate a Plan. The Transfer
Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the
Planholder has died or is legally incapacitated.  Upon termination of a Plan by the Transfer
Agent or the  Portfolio,  shares that have not been redeemed will be held in  uncertificated form in the name of the  Planholder.  The account will continue as a  dividend-reinvestment,
uncertificated   account  unless  and  until  proper  instructions  are  received  from  the
Planholder, his or her executor or guardian, or another authorized person.

      If the  Transfer  Agent  ceases  to act as  transfer  agent  for the  Portfolios,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having more than one  class of  shares  may be  exchanged  only for  shares  of the same  class of other
Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single class  without a class designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list showing which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   -----------------------------------------------------------------------------
   Centennial California Tax Exempt Trust  Centennial New York Tax Exempt Trust
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Centennial Government Trust             Centennial Tax Exempt Trust
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Centennial Money Market Trust
   -----------------------------------------------------------------------------

   The following funds do not offer Class N shares:
   -----------------------------------------------------------------------------------
   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Limited Term Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Money Market Fund, Inc.
   -----------------------------------------------------------------------------------

   The following funds do not offer Class Y shares:
   -----------------------------------------------------------------------------------
   Limited Term New York Municipal Fund    Oppenheimer Limited Term California
                                           Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer AMT-Free New York          Oppenheimer New Jersey Municipal Fund
   Municipals
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer California Municipal Fund  Oppenheimer Principal Protected Main
                                          Street Fund
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Capital Income Fund        Oppenheimer Principal Protected Main
                                          Street Fund II
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                          Street Fund III
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Champion Income Fund       Oppenheimer Quest Capital Value Fund, Inc.
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Convertible Securities     Oppenheimer Quest International Value
   Fund                                   Fund, Inc.
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Dividend Growth            Oppenheimer Rochester National Municipals
   -----------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------
   Oppenheimer Gold & Special Minerals
   Fund
   -----------------------------------------------------------------------------------

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for
      Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund II until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal
      Protected Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer Developing
      Markets Fund and Oppenheimer International Small Company Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o     Shares of  Oppenheimer  Real Asset Fund may not be  acquired  by an exchange of shares from any other Oppenheimer fund.

      A Portfolio  may amend,  suspend or  terminate  the  exchange  privilege  at any time.
Although a Portfolio  may impose these  changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege.
That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales  charge  is  imposed  on  exchanges  of shares of any  class  purchased  subject  to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester National  Municipals and Rochester  Fund  Municipals)  acquired by exchange of Class A shares of any  Oppenheimer fund purchased subject to a Class A contingent  deferred sales charge are redeemed within 18 months  measured  from the  beginning of the calendar  month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer  Rochester  National  Municipals and Rochester Fund
Municipals  acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A  contingent  deferred  sales  charge  are  redeemed  within  24  months  of the beginning of the calendar  month of the initial  purchase of the  exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund  that are  exchanged  for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are  subject  to the Class A  contingent deferred  sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A  contingent  deferred  sales  charge  will carry over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in the  exchange.  The Class A shares of  Oppenheimer  Senior  Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money Market Fund,
Inc.  acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a
Class A contingent  deferred sales charge are redeemed  within the Class A holding period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund,
Oppenheimer Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Limited
Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund, the Class B
contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital Preservation
Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With  respect  to Class C shares,  the Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed if the  retirement  plan (not  including  IRAs and 403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer  funds are  terminated  as an  investment  option of the plan and
Class N shares are  redeemed  within 18 months  after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b)
plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to effect an  exchange,  the priorities  described in "How To Buy Shares" in the  Prospectus  for the  imposition  of the
Class  B,  Class C or  Class  N  contingent  deferred  sales  charge  will  be  followed  in determining  the  order in  which  the  shares  are  exchanged.  Before  exchanging  shares, shareholders  should take into account how the exchange may affect any  contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders.  The Portfolios  reserve the right to reject telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder must have an existing  account in the fund to which the  exchange is to be made.  Otherwise, the  investors  must obtain a  prospectus  of that fund before the  exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial market fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular business  day  the  Transfer  Agent  receives  an  exchange  request  in  proper  form  (the
"Redemption  Date").  Normally,  shares of a Portfolio to be acquired  are  purchased on the
Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption proceeds.  The Portfolios  reserve the right,  in their  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio  securities at a time or at a price that might be disadvantageous to a Portfolio, the Portfolio may refuse the request.

      When you  exchange  some or all of your shares  from one fund to another,  any special account  feature  such as an  Asset  Builder  Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange  request,  the number of shares  exchanged may be less than the number  requested  if the exchange or the number  requested  would  include  shares subject to a  restriction  cited in the  Prospectus  or this SAI,  or would  include  shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange  have  different  investment objectives,  policies  and risks.  A  shareholder  should  assure that the fund  selected is appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For  federal  income  tax  purposes,  an  exchange  transaction  is  treated as a redemption  of  shares  of one fund and a  purchase  of  shares  of  another.  "Reinvestment
Privilege,"  above,  discusses some of the tax  consequences  of  reinvestment of redemption proceeds in such cases.  The Fund,  the  Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  For some of the Underlying  Funds,  dividends will be payable on shares held of record at the time of the previous  determination  of net asset value,  or as otherwise  described in "How to Buy Shares."  Normally,  purchase  checks  received  from investors  are  converted  to  Federal  Funds on the next  business  day.  Shares  purchased through  dealers or brokers  normally are paid for by the third  business day  following the placement of the purchase order.

      Shares  redeemed  through  the regular  redemption  procedure  will be paid  dividends through and  including the day on which the  redemption  request is received by the Transfer
Agent in proper  form.  Dividends  will be  declared  on shares  repurchased  by a dealer or broker for three  business  days  following the trade date (this is, up to and including the day prior to settlement of the  repurchase).  If all shares in an account are redeemed,  all dividends  accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The  Portfolio's  practice  of  attempting  to pay  dividends  on Class A shares  at a constant level requires the Manager to monitor the Portfolio's  portfolio and, if necessary, to select  higher-yielding  securities  when it is deemed  appropriate to seek income at the level needed to meet the target.  Those  securities must be within the Portfolio  investment parameters,  however.  The  Portfolio  expects  income  without  any impact on the net asset values per share.

      The  Portfolio  has no fixed  dividend  rate and there can be no  assurance  as to the payment of any  dividends  or the  realization  of any  capital  gains.  The  dividends  and distributions  paid by a class of shares  will vary  from time to time  depending  on market conditions,  the  composition  of the  Portfolio's  portfolio,  and  expenses  borne  by the
Portfolio or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time, and on the same day for each class of shares. However,  dividends on Class B,
Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends  will also  differ in amount as a  consequence  of any difference in the net asset values of the different classes of shares.

      Dividends,   distributions   and  proceeds  of  the  redemption  of  Portfolio  shares
represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible  after the return of such checks to the  Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed accounts may be subject to state  escheatment  laws,  and the  Portfolio  and the Transfer  Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      Some  of the  Underlying  Funds  have no  fixed  dividend  rate  and  there  can be no assurance as to the payment of any dividends or the  realization of any capital  gains.  The dividends and distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition of a Portfolio's  portfolio,  and expenses borne by a
Portfolio or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time, and on the same day for each class of shares. However,  dividends on Class B,
Class C and Class N shares are expected to be lower than  dividends on Class A shares.  That is  because of the effect of the  asset-based  sales  charge on Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence  of any difference in the net asset values of the different classes of shares.

      Tax Status of the  Portfolios'  Dividends,  Distributions  and  Redemptions of Shares.
The tax  discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and  regulations  may be changed by  legislative, judicial, or administrative  action,  sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated  investment companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of a Portfolio are urged to consult their tax advisers with specific  reference to their own tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in a Portfolio.

The federal tax treatment of a Portfolio's  dividends  and capital  gains  distributions  is briefly  highlighted  in the  Prospectus.  The  following  is  only  a  summary  of  certain additional tax  considerations  generally  affecting the Portfolios and their  shareholders.
Generally,  the  character of the income or capital gains that the  Portfolios  receive from the Underlying  Funds will pass through to the  Portfolios as long as the  Underlying  Funds continue to qualify as registered  investment companies.  However,  short-term capital gains will be taxed as ordinary income and therefore may not be offset against  long-term  capital losses and foreign  tax  credits or  deductions  may not "pass  through" to the  Portfolios'
shareholders.

      Qualification  as a Regulated  Investment  Company.  Each  Portfolio has elected to be taxed as a regulated  investment  company under Subchapter M of the Internal Revenue Code of
1986,  as amended.  As a regulated  investment  company,  each  Portfolio  is not subject to federal income tax on the portion of its net investment  income (that is, taxable  interest, dividends,  and other taxable ordinary income,  net of expenses) and capital gain net income
(that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it  distributes to  shareholders.  That  qualification  enables each Portfolio to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them.  This  avoids a "double  tax" on that  income and capital  gains,  since  shareholders normally  will be taxed on the  dividends  and capital  gains they  receive from a Portfolio
(unless  their  Portfolio  shares are held in a  retirement  account or the  shareholder  is otherwise exempt from tax).

      The  Internal   Revenue  Code  contains  a  number  of  complex   tests   relating  to
qualification  that  each  Portfolio  might  not meet in a  particular  year.  If it did not qualify as a regulated investment company,  each Portfolio would be treated for tax purposes as an  ordinary  corporation  and  would  receive  no tax  deduction  for  payments  made to shareholders.

      To qualify as a regulated investment company,  each Portfolio must distribute at least
90% of its  investment  company  taxable  income (in brief,  net  investment  income and the excess of net  short-term  capital  gain over net  long-term  capital  loss) for the taxable year.  Each Portfolio must also satisfy certain other  requirements of the Internal  Revenue
Code,  some of which are described  below.  Distributions  by each Portfolio made during the taxable  year or,  under  specified  circumstances,  within 12 months after the close of the taxable year, will be considered  distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company,  each Portfolio must derive at least 90%
of its gross income from dividends,  interest,  certain  payments with respect to securities loans,  gains  from  the sale or  other  disposition  of  stock  or  securities  or  foreign currencies  (to the  extent  such  currency  gains are  directly  related  to the  regulated investment  company's  principal  business of investing in stock or securities)  and certain other income.

      In addition to satisfying  the  requirements  described  above,  each  Portfolio  must satisfy  an asset  diversification  test in  order  to  qualify  as a  regulated  investment company.  Under that test,  at the close of each quarter of a  Portfolio's  taxable year, at least  50% of the  value of the  Portfolio's  assets  must  consist  of cash and cash  items
(including  receivables),   U.S.  government  securities,   securities  of  other  regulated
investment  companies,  and securities of other issuers.  As to each of those issuers,  each
Portfolio must not have invested more than 5% of the value of the  Portfolio's  total assets in  securities  of each such  issuer  and the  Portfolio  must not hold more than 10% of the outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total  assets  may be  invested  in the  securities  of any  one  issuer  (other  than  U.S.
government securities and securities of other regulated investment companies),  or in two or more  issuers  which each  Portfolio  controls  and which are engaged in the same or similar trades or  businesses.  For  purposes  of this test,  obligations  issued or  guaranteed  by certain agencies or  instrumentalities of the U.S. government are treated as U.S. government securities.

      Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue  Code, by
December 31 each year, the Portfolio must  distribute 98% of its taxable  investment  income earned  from  January  1  through  December  31 of that  year and 98% of its  capital  gains realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Portfolios must pay an excise tax on the amounts not  distributed.
It is presently  anticipated that the Portfolios will meet those requirements.  To meet this requirement,  in  certain  circumstances  the  Portfolio  might  be  required  to  liquidate portfolio  investments  to make  sufficient  distributions  to avoid  excise tax  liability.
However,  the Board of Trustees and the Manager might determine in a particular year that it would  be in  the  best  interests  of  shareholders  for  a  Portfolio  not  to  make  such distributions  at the  required  levels  and  to pay  the  excise  tax on the  undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation  of  Portfolio  Distributions.  Generally,  the  character  of the  income or capital gains that the  Portfolios  receive from the  Underlying  Funds will pass through to the Portfolios,  subject to certain exceptions,  as long as the Underlying Funds continue to
qualify  as  registered  investment  companies.   The  Portfolios  anticipate   distributing
substantially  all of their  investment  company taxable income for each taxable year. Those distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions  of the  Internal  Revenue  Code  govern the  eligibility  of each
Portfolio's  dividends for the  dividends-received  deduction  for  corporate  shareholders.
Long-term  capital gains  distributions  are not eligible for the  deduction.  The amount of dividends  paid by each  Portfolio  that may  qualify  for the  deduction  is limited to the
aggregate  amount  of  qualifying   dividends  that  a  Portfolio   derives  from  portfolio
investments  that the Portfolio has held for a minimum period,  usually 46 days. A corporate shareholder  will not be eligible for the  deduction on dividends  paid on Portfolio  shares held for 45 days or less.  To the extent each  Portfolio's  dividends are derived from gross income  from  option  premiums,  interest  income  or  short-term  gains  from  the  sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      Each  Portfolio may either retain or distribute to  shareholders  its net capital gain for each taxable year. The Portfolios  currently  intend to distribute any such amounts.  If net long term capital gains are distributed  and designated as a capital gain  distribution, it will be  taxable  to  shareholders  as a  long-term  capital  gain and  will be  properly identified in reports sent to  shareholders  in January of each year.  Such  treatment  will apply no matter how long the  shareholder  has held his or her  shares or whether  that gain was recognized by a Portfolio before the shareholder acquired his or her shares.

      If a Portfolio  elects to retain its net capital gain,  the Portfolio  will be subject to tax on it at the 35% corporate tax rate. If a Portfolio  elects to retain its net capital gain,  the Portfolio will provide to  shareholders  of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result, each shareholder  will be  required to report his or her pro rata share of such gain on their tax return as long-term  capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by a Portfolio  on the gain,  and will  increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment  income  that may be  received  by certain  Underlying  Funds from  sources within foreign countries may be subject to foreign taxes withheld at the source.  The United
States  has  entered  into tax  treaties  with  many  foreign  countries  which  entitle  an
Underlying  Fund to a  reduced  rate  of,  or  exemption  from,  taxes on such  income.  The
Portfolios may not be able to pass through  certain  foreign tax credits or deductions  that would otherwise be available to a shareholder in an Underlying Fund.

      Distributions  by the Portfolios that do not constitute  ordinary income  dividends or capital  gain  distributions  will be  treated  as a return of  capital to the extent of the shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.
federal income tax consequences of  distributions  made (or deemed made) during the year. If prior  distributions made by the Portfolios must be re-characterized as a non-taxable return of  capital  at the end of the  fiscal  year as a  result  of the  effect  of a  Portfolio's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by each  Portfolio  will  be  treated  in the  manner  described  above regardless of whether the  distributions are paid in cash or reinvested in additional shares of a Portfolio (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as  receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      Each  Portfolio  will be required in certain cases to withhold 28% of ordinary  income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding for failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to a Portfolio that the  shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  Any tax  withheld by a Portfolio is remitted  by a  Portfolio  to the U.S.  Treasury  and all  income  and any tax  withheld  is identified  in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount  equal  to the  difference  between  the  proceeds  of the  redeemed  shares  and the shareholder's  adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be  disallowed  if the  shareholder  purchases  other  shares of a Portfolio within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Portfolio will be  considered  capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital  gain or loss if the  shares  were  held for more than one year.
However,  any capital loss arising from the redemption of shares held for six months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital  gain dividends received on those shares.  Special holding period rules under the Internal Revenue
Code apply in this case to  determine  the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include,  but not limited to, a nonresident alien individual,  a foreign trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's  income from a Portfolio  is  effectively  connected  with the conduct of a U.S.  trade or  business.  Typically,  ordinary  income  dividends  paid from a mutual fund are not considered "effectively connected" income.

      Ordinary  income  dividends  that  are  paid  by  a  Portfolio  (and  are  deemed  not
"effectively  connected  income") to foreign  persons will be subject to a U.S. tax withheld by a Portfolio at a rate of 30%,  provided the  Portfolio  obtains a properly  completed and signed  Certificate of Foreign Status.  The tax rate may be reduced if the foreign  person's country of  residence  has a tax treaty  with the U.S.  allowing  for a reduced  tax rate on ordinary  income  dividends paid by a Portfolio.  Any tax withheld (in this  situation) by a
Portfolio  is  remitted by the  Portfolio  to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders  in March of each year with a copy sent to the IRS.

      If the ordinary income  dividends from each Portfolio are  effectively  connected with the conduct of a U.S.  trade or  business,  then the foreign  person may claim an  exemption from the U.S. tax described  above provided the Portfolio  obtains a properly  completed and
signed   Certificate  of  Foreign  Status.   If  the  foreign  person  fails  to  provide  a
certification  of his/her foreign status,  a Portfolio will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends,  capital gains distributions and the proceeds of the  redemption  of  shares,  paid to any  foreign  person.  Any tax  withheld  (in  this situation) by a Portfolio is remitted by the  Portfolio to the U.S.  Treasury and all income and any tax withheld is  identified  in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      The tax  consequences  to  foreign  persons  entitled  to  claim  the  benefits  of an applicable tax treaty may be different from those  described  herein.  Foreign  shareholders are urged to consult  their own tax  advisors  or the U.S.  Internal  Revenue  Service  with respect to the  particular  tax  consequences  to them of an investment  in each  Portfolio, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of each Portfolio may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without sales charge at the net asset  value per share in effect at the close of  business  on the  payable  date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer
Agent in writing and must have an existing  account in the fund  selected for  reinvestment.
Otherwise the  shareholder  first must obtain a prospectus  for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions from shares of certain  other  Oppenheimer  funds may be invested in shares of each  Portfolio  on the same basis.

Additional Information About the Portfolios

The  Distributor.  Each  Portfolio's  shares are sold  through  dealers,  brokers  and other financial institutions that have a sales agreement with OppenheimerFunds Distributor,  Inc., a subsidiary of the Manager that acts as each Portfolio's Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The  Transfer  Agent.  OppenheimerFunds  Services,  the  Portfolios'  Transfer  Agent,  is a
division of the Manager.  It is responsible for  maintaining  each  Portfolio's  shareholder registry and shareholder  accounting records,  and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as  shareholder  servicing agent for the other  Oppenheimer  funds.  Shareholders  should direct  inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the custodian of each Portfolio's assets. The custodian's responsibilities  include safeguarding and controlling each Portfolio's portfolio securities and handling the delivery of such securities to and from a Portfolio.  It is the practice of each  Portfolio  to  deal  with  the  custodian  in a  manner  uninfluenced  by any  banking relationship  the custodian may have with the Manager and its affiliates.  Each  Portfolio's cash balances with the custodian in excess of $100,000 are not protected by federal  deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG, LLP is the independent registered public accounting firm of each Portfolio. KPMG, LLP audits each Portfolio's financial statements and perform other related audit services. KPMG, LLP also act as an independent registered public accounting firm for the Manager and certain other funds advised by the
Manager and its affiliates. Audit and non-audit services provided to each Portfolio must be pre-approved the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of
Conservative Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Conservative Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--97.1% 1
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--5.7%
Oppenheimer Global Fund, Cl. Y                                                           66,908       $ 4,731,060
-----------------------------------------------------------------------------------------------------------------
U.S. EQUITY--16.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                                             99,978         4,563,028
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                     117,728         4,521,933
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                           181,842         4,453,313
                                                                                                      -----------
                                                                                                       13,538,274
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--63.9%
Oppenheimer Core Bond Fund, Cl. Y                                                     2,533,270        25,839,353
-----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                      978,485         9,119,482
-----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                              751,912         4,451,319
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                       1,326,111        13,208,065
                                                                                                      -----------
                                                                                                       52,618,219
-----------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.0%
Oppenheimer Real Asset Fund, Cl. Y                                                      524,309         4,304,573
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                     230,456         4,726,661
                                                                                                      -----------
                                                                                                        9,031,234
                                                                                                      -----------
Total Investments in Affiliated Companies (Cost $78,851,358)                                           79,918,787

                                                                                      PRINCIPAL
                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
Undivided interest of 0.001% in joint repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity value of $781,521,291) with UBS Warburg
LLC, 4.39%, dated 1/31/06, to be repurchased at $5,001 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with a value of
$799,056,396 (Cost $5,000)                                                               $5,000             5,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $78,856,358)                                             97.1%       79,923,787
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             2.9         2,366,981
                                                                                      ---------------------------
NET ASSETS                                                                                100.0%      $82,290,768
                                                                                      ===========================

                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES            GROSS           GROSS           SHARES
                                                       APRIL 5, 2005        ADDITIONS      REDUCTIONS    JAN. 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      --          102,934           2,956           99,978
Oppenheimer Core Bond Fund, Cl. Y                                 --        2,800,411         267,141        2,533,270
Oppenheimer Global Fund, Cl. Y                                    --           68,853           1,945           66,908
Oppenheimer High Yield Fund, Cl. Y                                --        1,008,253          29,768          978,485
Oppenheimer International Bond Fund, Cl. Y                        --          774,461          22,549          751,912
Oppenheimer Limited-Term Government Fund, Cl. Y                   --        1,367,069          40,958        1,326,111
Oppenheimer Main Street Fund, Cl. Y                               --          121,217           3,489          117,728
Oppenheimer Real Asset Fund, Cl. Y                                --          540,767          16,458          524,309
Oppenheimer Real Estate Fund, Cl. Y                               --          237,176           6,720          230,456
Oppenheimer Value Fund, Cl. Y                                     --          187,276           5,434          181,842

                                                                                VALUE        DIVIDEND         REALIZED
                                                                           SEE NOTE 1          INCOME             LOSS
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                             $  4,563,028      $   30,343         $ (2,207)
Oppenheimer Core Bond Fund, Cl. Y                                          25,839,353         480,979          (26,456)
Oppenheimer Global Fund, Cl. Y                                              4,731,060          32,152           (3,062)
Oppenheimer High Yield Fund, Cl. Y                                          9,119,482         247,087           (5,509)
Oppenheimer International Bond Fund, Cl. Y                                  4,451,319         155,090           (3,241)
Oppenheimer Limited-Term Government Fund, Cl. Y                            13,208,065         183,650           (4,219)
Oppenheimer Main Street Fund, Cl. Y                                         4,521,933          45,568           (1,938)
Oppenheimer Real Asset Fund, Cl. Y                                          4,304,573         123,638          (24,408)
Oppenheimer Real Estate Fund, Cl. Y                                         4,726,661         116,383           (3,103)
Oppenheimer Value Fund, Cl. Y                                               4,453,313          75,784           (4,038)
                                                                         ----------------------------------------------
                                                                         $ 79,918,787      $1,490,674         $(78,181)
                                                                         ==============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $5,000)                                 $     5,000
Affiliated companies (cost $78,851,358)                               79,918,787
                                                                     -----------
                                                                      79,923,787
--------------------------------------------------------------------------------
Cash                                                                       5,163
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     2,690,308
Interest and dividends                                                   208,258
Other                                                                      1,998
                                                                     -----------
Total assets                                                          82,829,514

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    363,117
Shares of beneficial interest redeemed                                   115,012
Legal, auditing and other professional fees                               19,038
Distribution and service plan fees                                        15,688
Shareholder communications                                                12,705
Transfer and shareholder servicing agent fees                              4,216
Trustees' compensation                                                       119
Other                                                                      8,851
                                                                     -----------
Total liabilities                                                        538,746

--------------------------------------------------------------------------------
NET ASSETS                                                           $82,290,768
                                                                     ===========

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                           $     7,830
--------------------------------------------------------------------------------
Additional paid-in capital                                            80,809,603
--------------------------------------------------------------------------------
Accumulated net investment income                                        143,905
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             262,001
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             1,067,429
                                                                     -----------
NET ASSETS                                                           $82,290,768
                                                                     ===========

                         23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $46,318,136 and
4,400,623 shares of beneficial interest outstanding)                                                  $10.53
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $11.17
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,163,440 and 873,549 shares of
beneficial interest outstanding)                                                                      $10.49
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,144,803 and 1,826,455 shares of
beneficial interest outstanding)                                                                      $10.48
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,568,565 and 720,410 shares of
beneficial interest outstanding)                                                                      $10.51
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $95,824 and 9,089 shares of beneficial interest outstanding)                                       $10.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $1,490,674
--------------------------------------------------------------------------------
Interest                                                                 10,535
                                                                     -----------
Total investment income                                               1,501,209

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  43,617
Class B                                                                  32,998
Class C                                                                  62,739
Class N                                                                   9,122
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  11,058
Class B                                                                   4,274
Class C                                                                   6,333
Class N                                                                     720
Class Y                                                                      69
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  12,002
Class B                                                                   4,048
Class C                                                                   7,095
Class N                                                                     709
Class Y                                                                      12
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,605
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,744
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 821
--------------------------------------------------------------------------------
Other                                                                    11,776
                                                                     -----------
Total expenses                                                          240,742
Less reduction to custodian expenses                                         (4)
Less waivers and reimbursements of expenses                              (7,387)
                                                                     -----------
Net expenses                                                            233,351

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,267,858

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                        396,255
Affiliated companies                                                    (78,181)
                                                                     -----------
Net realized gain                                                       318,074
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  1,067,429

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,653,361
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         25 | CONSERVATIVE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                               2006 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                           $ 1,267,858
---------------------------------------------------------------------------------------------
Net realized gain                                                                   318,074
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             1,067,429
                                                                                -------------
Net increase in net assets resulting from operations                              2,653,361

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (681,145)
Class B                                                                            (105,273)
Class C                                                                            (216,389)
Class N                                                                            (125,016)
Class Y                                                                              (1,638)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          45,236,761
Class B                                                                           9,001,293
Class C                                                                          18,835,139
Class N                                                                           7,498,474
Class Y                                                                              91,201

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                   82,186,768
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                                -------------
End of period (including accumulated net investment income
of $143,905 for the period ended January 31, 2006)                              $82,290,768
                                                                                =============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                    CLASS A         CLASS B         CLASS C
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.00         $ 10.00         $ 10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                .38             .32             .32
Net realized and unrealized gain                       .33             .32             .31
                                                   ------------------------------------------
Total from investment operations                       .71             .64             .63
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.18)           (.15)           (.15)
---------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.53         $ 10.49         $ 10.48
                                                   ==========================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    7.15%           6.44%           6.37%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $46,318         $ 9,163         $19,145
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,844         $ 4,018         $ 7,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.50%           3.74%           3.78%
Total expenses                                        0.53% 5         1.39% 6         1.36% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                   0.51%           1.34%           1.33%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                 11%             11%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.19% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.05% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.02% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                        CLASS N        CLASS Y
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $10.00         $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .41            .38
Net realized and unrealized gain                           .28            .35
                                                        ------------------------
Total from investment operations                           .69            .73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.18)          (.19)
--------------------------------------------------------------------------------
Net asset value, end of period                          $10.51         $10.54
                                                        ========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        6.98%          7.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $7,569         $   96
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $2,231         $   71
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.82%          4.42%
Total expenses                                            0.72% 5        0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                       0.71%          0.25%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     11%            11%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.38% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         28 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate
Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do

                         29 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                         30 | CONSERVATIVE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED      OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM               LOSS     FOR FEDERAL INCOME
        INCOME                    GAIN     CARRYFORWARD 1           TAX PURPOSES
        ------------------------------------------------------------------------
        $143,954              $287,411                $--             $1,042,019

1. During the period ended January 31, 2006, the Fund did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                           INCREASE           TO ACCUMULATED NET
        INCREASE                 TO ACCUMULATED NET                REALIZED GAIN
        TO PAID-IN CAPITAL        INVESTMENT INCOME             ON INVESTMENTS 2
        ------------------------------------------------------------------------
        $50,565                              $5,508                      $56,073

2. $56,073, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                   PERIOD ENDED
                                               JANUARY 31, 2006
        -------------------------------------------------------
        Distributions paid from:
        Ordinary income                              $1,129,461

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities             $ 78,881,768
                                                   =============
        Gross unrealized appreciation              $  1,386,485
        Gross unrealized depreciation                  (344,466)
                                                   -------------
        Net unrealized appreciation                $  1,042,019
                                                   =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded

                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                         32 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               PERIOD ENDED JANUARY 31, 2006 1,2
                                                     SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS A

Sold                                              4,892,094         $50,465,464
Dividends and/or
distributions reinvested                             58,785             607,250
Redeemed                                           (560,256)         (5,835,953)
                                                --------------------------------
Net increase                                      4,390,623         $45,236,761
                                                ================================

--------------------------------------------------------------------------------
CLASS B

Sold                                                949,406         $ 9,789,255
Dividends and/or
distributions reinvested                              9,315              95,942
Redeemed                                            (85,272)           (883,904)
                                                --------------------------------
Net increase                                        873,449         $ 9,001,293
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                              1,904,973         $19,653,821
Dividends and/or
distributions reinvested                             19,416             199,792
Redeemed                                            (98,034)         (1,018,474)
                                                --------------------------------
Net increase                                      1,826,355         $18,835,139
                                                ================================

--------------------------------------------------------------------------------
CLASS N

Sold                                              1,007,278         $10,503,896
Dividends and/or
distributions reinvested                             11,897             122,654
Redeemed                                           (298,865)         (3,128,076)
                                                --------------------------------
Net increase                                        720,310         $ 7,498,474
                                                ================================

--------------------------------------------------------------------------------
CLASS Y

Sold                                                 14,752         $   151,331
Dividends and/or
distributions reinvested                                157               1,619
Redeemed                                             (5,920)            (61,749)
                                                --------------------------------
Net increase                                          8,989         $    91,201
                                                ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on March 15, 2005.

                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                     PURCHASES             SALES
--------------------------------------------------------------------------------
Investment securities                              $83,303,944        $4,374,405
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $18,168 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution

                         34 | CONSERVATIVE INVESTOR FUND

of those shares and servicing accounts. Under the plans, the Portfolio pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $103,594, $127,362 and $126,713, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B           CLASS C          CLASS N
                           CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
PERIOD ENDED           DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
January 31, 2006          $202,862              $--            $3,193            $1,819           $1,832
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $60, $3 and $7 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $4,011, $1,524, $1,683, $79 and $20, for the
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                         36 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate
Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations)
to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Moderate Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April
5, 2005 (commencement of operations) to January 31, 2006, in conformity with
U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                       SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.0% 1
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.6%
Oppenheimer Global Fund, Cl. Y                                                        307,304        $ 21,729,432
-----------------------------------------------------------------------------------------------------------------
U. S. EQUITY--35.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                                          452,591          20,656,244
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                   533,482          20,491,066
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                       729,566          10,345,238
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                         829,078          20,304,120
                                                                                                     ------------
                                                                                                       71,796,668

-----------------------------------------------------------------------------------------------------------------
FIXED INCOME--43.2%
Oppenheimer Core Bond Fund, Cl. Y                                                   3,823,987          39,004,670
-----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                  2,132,328          19,873,297
-----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                          1,704,413          10,090,125
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                     1,959,654          19,518,148
                                                                                                     ------------
                                                                                                       88,486,240

-----------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--10.2%
Oppenheimer Real Asset Fund, Cl. Y                                                  1,239,352          10,175,085
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                   527,524          10,819,515
                                                                                                     ------------
                                                                                                       20,994,600
                                                                                                     ------------
Total Investments in Affiliated Companies (Cost $198,352,686)                                         203,006,940

                                                                                    PRINCIPAL
                                                                                       AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.05% in joint repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity value of $781,521,291) with UBS Warburg
LLC, 4.39%, dated 1/31/06, to be repurchased at $362,044 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35,
with a value of $799,056,396
(Cost $362,000)                                                                      $362,000             362,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $198,714,686)                                          99.2%        203,368,940
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.8           1,610,395
                                                                                    -----------------------------
NET ASSETS                                                                              100.0%       $204,979,335
                                                                                    =============================

                           21 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES             GROSS           GROSS           SHARES
                                                    APRIL 5, 2005         ADDITIONS      REDUCTIONS    JAN. 31, 2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   --           453,009             418          452,591
Oppenheimer Core Bond Fund, Cl. Y                              --         3,827,191           3,204        3,823,987
Oppenheimer Global Fund, Cl. Y                                 --           307,594             290          307,304
Oppenheimer High Yield Fund, Cl. Y                             --         2,134,105           1,777        2,132,328
Oppenheimer International Bond Fund, Cl. Y                     --         1,705,838           1,425        1,704,413
Oppenheimer Limited-Term Government Fund, Cl. Y                --         1,961,301           1,647        1,959,654
Oppenheimer Main Street Fund, Cl. Y                            --           533,977             495          533,482
Oppenheimer Main Street Opportunity Fund, Cl. Y                --           730,230             664          729,566
Oppenheimer Real Asset Fund, Cl. Y                             --         1,240,394           1,042        1,239,352
Oppenheimer Real Estate Fund, Cl. Y                            --           528,030             506          527,524
Oppenheimer Value Fund, Cl. Y                                  --           829,812             734          829,078

                                                                             VALUE        DIVIDEND          REALIZED
                                                                        SEE NOTE 1          INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $ 20,656,244      $  140,045           $  (640)
Oppenheimer Core Bond Fund, Cl. Y                                       39,004,670         649,358                --
Oppenheimer Global Fund, Cl. Y                                          21,729,432         151,560              (571)
Oppenheimer High Yield Fund, Cl. Y                                      19,873,297         509,937              (195)
Oppenheimer International Bond Fund, Cl. Y                              10,090,125         341,523                14
Oppenheimer Limited-Term Government Fund, Cl. Y                         19,518,148         257,330                --
Oppenheimer Main Street Fund, Cl. Y                                     20,491,066         210,335              (747)
Oppenheimer Main Street Opportunity Fund, Cl. Y                         10,345,238         162,372              (365)
Oppenheimer Real Asset Fund, Cl. Y                                      10,175,085         296,172              (396)
Oppenheimer Real Estate Fund, Cl. Y                                     10,819,515         264,614               (46)
Oppenheimer Value Fund, Cl. Y                                           20,304,120         352,032              (748)
                                                                      -----------------------------------------------
                                                                      $203,006,940      $3,335,278           $(3,694)
                                                                      ===============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           22 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $362,000)                              $    362,000
Affiliated companies (cost $198,352,686)                             203,006,940
                                                                    ------------
                                                                     203,368,940
--------------------------------------------------------------------------------
Cash                                                                       5,453
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     3,195,730
Interest and dividends                                                   357,361
Other                                                                      2,422
                                                                    ------------
Total assets                                                         206,929,906

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                  1,142,679
Shares of beneficial interest redeemed                                   694,257
Distribution and service plan fees                                        39,573
Shareholder communications                                                16,535
Transfer and shareholder servicing agent fees                             16,106
Trustees' compensation                                                       269
Other                                                                     41,152
                                                                    ------------
Total liabilities                                                      1,950,571

--------------------------------------------------------------------------------
NET ASSETS                                                          $204,979,335
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     19,054
--------------------------------------------------------------------------------
Additional paid-in capital                                           198,749,039
--------------------------------------------------------------------------------
Accumulated net investment income                                        206,552
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                           1,350,436
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             4,654,254
                                                                    ------------
NET ASSETS                                                          $204,979,335
                                                                    ============

                           23 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $107,685,705
and 9,990,294 shares of beneficial interest outstanding)                                         $10.78
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                         $11.44
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $36,955,874 and 3,442,105
shares of beneficial interest outstanding)                                                       $10.74
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,904,460 and 4,466,040
shares of beneficial interest outstanding)                                                       $10.73
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $12,116,889 and 1,126,088
shares of beneficial interest outstanding)                                                       $10.76
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$316,407 and 29,318 shares of beneficial interest outstanding)                                   $10.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           24 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $3,335,278
--------------------------------------------------------------------------------
Interest                                                                 25,380
                                                                     -----------
Total investment income                                               3,360,658
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  89,171
Class B                                                                 127,405
Class C                                                                 160,182
Class N                                                                  17,032
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  35,681
Class B                                                                  20,272
Class C                                                                  17,669
Class N                                                                   2,843
Class Y                                                                     209
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,599
Class B                                                                   9,748
Class C                                                                   7,441
Class N                                                                     961
Class Y                                                                     101
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,782
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,081
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,016
--------------------------------------------------------------------------------
Other                                                                    25,173
                                                                     -----------
Total expenses                                                          564,366
Less reduction to custodian expenses                                         (8)
Less waivers and reimbursements of expenses                             (12,309)
                                                                     -----------
Net expenses                                                            552,049

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,808,609
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                      1,521,916
Affiliated companies                                                     (3,694)
                                                                     -----------
Net realized gain                                                     1,518,222
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  4,654,254

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $8,981,085
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | MODERATE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                             2006 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                          $  2,808,609
---------------------------------------------------------------------------------------------
Net realized gain                                                                 1,518,222
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             4,654,254
                                                                               --------------
Net increase in net assets resulting from operations                              8,981,085

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (1,457,787)
Class B                                                                            (428,124)
Class C                                                                            (555,237)
Class N                                                                            (164,658)
Class Y                                                                              (5,308)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         104,188,008
Class B                                                                          35,779,888
Class C                                                                          46,402,364
Class N                                                                          11,835,440
Class Y                                                                             299,664

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                  204,875,335
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                               --------------
End of period (including accumulated net investment income of
$206,552 for the period ended January 31, 2006)                                $204,979,335
                                                                               ==============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the manager's initial seed money investments on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.00         $  10.00         $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .38              .31              .31
Net realized and unrealized gain                        .57              .58              .57
                                                   ---------------------------------------------
Total from investment operations                        .95              .89              .88
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)            (.15)            (.15)
------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.78         $  10.74         $  10.73
                                                   =============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     9.58%            8.90%            8.82%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $107,686         $ 36,956         $ 47,904
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 43,984         $ 15,521         $ 19,527
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.39%            3.56%            3.64%
Total expenses                                         0.47% 5          1.31% 6          1.23% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                        0.46%            1.29%            1.22%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   0%               0%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.15% for January 31,
2006.

6. Expenses including all underlying fund expenses were 1.99% for January 31,
2006.

7. Expenses including all underlying fund expenses were 1.91% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                      CLASS N         CLASS Y
PERIOD ENDED JANUARY 31,                               2006 1          2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00         $ 10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                   .40             .36
Net realized and unrealized gain                          .53             .61
                                                      --------------------------
Total from investment operations                          .93             .97
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.17)           (.18)
--------------------------------------------------------------------------------
Net asset value, end of period                        $ 10.76         $ 10.79
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.35%           9.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $12,117         $   316
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 4,158         $   216
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.56%           4.20%
Total expenses                                           0.68% 5         0.28% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                          0.67%           0.12%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     0%              0%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.36% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income.
The Portfolio is a special type of mutual fund known as a "fund of funds"
because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is
OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer
International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer
Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund
(individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the

                           29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the
Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the
Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying
Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                           30 | MODERATE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                LOSS     FOR FEDERAL INCOME
      INCOME                     GAIN      CARRYFORWARD 1           TAX PURPOSES
      --------------------------------------------------------------------------
      $206,658             $1,350,436                 $--             $4,654,254

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                           INCREASE           TO ACCUMULATED NET
      INCREASE                   TO ACCUMULATED NET                REALIZED GAIN
      TO PAID-IN CAPITAL          INVESTMENT INCOME             ON INVESTMENTS 2
      --------------------------------------------------------------------------
      $158,729                               $9,057                     $167,786

2. $167,786, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                              PERIOD ENDED
                                          JANUARY 31, 2006
      ----------------------------------------------------
      Distributions paid from:
      Ordinary income                           $2,611,114

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $198,714,686
                                              =============
      Gross unrealized appreciation           $  5,284,368
      Gross unrealized depreciation               (630,114)
                                              -------------
      Net unrealized appreciation             $  4,654,254
                                              =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           32 | MODERATE INVESTOR FUND

                                              PERIOD ENDED JANUARY 31, 2006 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                              10,348,982       $108,067,839
Dividends and/or
distributions reinvested                             131,505          1,380,804
Redeemed                                            (500,193)        (5,260,635)
                                                  ------------------------------
Net increase                                       9,980,294       $104,188,008
                                                  ==============================

--------------------------------------------------------------------------------
CLASS B
Sold                                               3,602,759       $ 37,460,502
Dividends and/or
distributions reinvested                              38,687            404,664
Redeemed                                            (199,441)        (2,085,278)
                                                  ------------------------------
Net increase                                       3,442,005       $ 35,779,888
                                                  ==============================

--------------------------------------------------------------------------------
CLASS C
Sold                                               4,610,775       $ 47,936,138
Dividends and/or
distributions reinvested                              48,772            509,662
Redeemed                                            (193,607)        (2,043,436)
                                                  ------------------------------
Net increase                                       4,465,940       $ 46,402,364
                                                  ==============================

--------------------------------------------------------------------------------
CLASS N
Sold                                               1,274,902       $ 13,414,589
Dividends and/or
distributions reinvested                              14,511            152,071
Redeemed                                            (163,425)        (1,731,220)
                                                  ------------------------------
Net increase                                       1,125,988       $ 11,835,440
                                                  ==============================

--------------------------------------------------------------------------------
CLASS Y
Sold                                                  35,197       $    362,730
Dividends and/or
distributions reinvested                                 503              5,289
Redeemed                                              (6,482)           (68,355)
                                                  ------------------------------
Net increase                                          29,218       $    299,664
                                                  ==============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
Investment securities                              $198,522,519         $166,137

                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.57%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $60,548 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year

                           34 | MODERATE INVESTOR FUND

under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were
$536,339, $358,188 and $112,008, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A           CLASS B           CLASS C          CLASS N
                            CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
PERIOD ENDED            DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
January 31, 2006           $568,947              $--           $14,166            $4,881           $3,554
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $20 for Class B shares. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $5,415, $3,465, $2,682, $442 and $285, for the
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                           36 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of
Aggressive Investor Fund (one of the portfolios constituting the Oppenheimer
Portfolio Series), including the statement of investments, as of January 31,
2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Aggressive Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April
5, 2005 (commencement of operations) to January 31, 2006, in conformity with
U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

                          18 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                  SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.4% 1
GLOBAL EQUITY--31.0%
Oppenheimer Developing Markets Fund, Cl. Y                                       131,194        $ 5,195,257
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                   265,671         18,785,577
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                     124,676          5,045,603
                                                                                                -----------
                                                                                                 29,026,437
-----------------------------------------------------------------------------------------------------------
U. S. EQUITY--67.4%
Oppenheimer Capital Appreciation Fund, Cl. Y                                     393,164         17,943,986
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                              347,889         13,362,423
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  633,885          8,988,492
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                    409,733          9,468,940
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                    541,824         13,269,265
                                                                                               ------------
                                                                                                 63,033,106
                                                                                                -----------
Total Investments in Affiliated Companies (Cost $86,895,651)                                     92,059,543

                                                                               PRINCIPAL
                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.07% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291)
with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $535,065 on 2/1/06, collateralized by Federal Home Loan Mortgage
Corp., 5%, 12/1/35, with a value of $799,056,396 (Cost $535,000)                $535,000            535,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $87,430,651)                                      99.0%        92,594,543
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                      1.0            968,493
                                                                                ---------------------------
NET ASSETS                                                                         100.0%       $93,563,036
                                                                                ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS           GROSS          SHARES
                                                    APRIL 5, 2005       ADDITIONS      REDUCTIONS   JAN. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   --         393,164              --         393,164
Oppenheimer Developing Markets Fund, Cl. A                     --          69,254          69,254              --
Oppenheimer Developing Markets Fund, Cl. Y                     --         131,194              --         131,194
Oppenheimer Global Fund, Cl. Y                                 --         265,671              --         265,671
Oppenheimer Global Opportunities Fund, Cl. Y                   --         124,676              --         124,676
Oppenheimer Main Street Fund, Cl. Y                            --         347,889              --         347,889
Oppenheimer Main Street Opportunity Fund, Cl. Y                --         633,885              --         633,885
Oppenheimer Main Street Small Cap Fund, Cl. Y                  --         409,733              --         409,733
Oppenheimer Value Fund, Cl. Y                                  --         541,824              --         541,824

                          19 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                          VALUE        DIVIDEND        REALIZED
                                                     SEE NOTE 1          INCOME            GAIN
-----------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y        $17,943,986     $   102,086     $        --
Oppenheimer Developing Markets Fund, Cl. A                   --              --         136,715
Oppenheimer Developing Markets Fund, Cl. Y            5,195,257          80,177              --
Oppenheimer Global Fund, Cl. Y                       18,785,577         111,604              --
Oppenheimer Global Opportunities Fund, Cl. Y          5,045,603          63,790              --
Oppenheimer Main Street Fund, Cl. Y                  13,362,423         113,520              --
Oppenheimer Main Street Opportunity Fund, Cl. Y       8,988,492         120,815              --
Oppenheimer Main Street Small Cap Fund, Cl. Y         9,468,940          67,423              --
Oppenheimer Value Fund, Cl. Y                        13,269,265         191,917              --
                                                    -------------------------------------------
                                                    $92,059,543     $   851,332     $   136,715
                                                    ===========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          20 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $535,000)                              $   535,000
Affiliated companies (cost $86,895,651)                              92,059,543
                                                                    ------------
                                                                     92,594,543
--------------------------------------------------------------------------------
Cash                                                                      5,412
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    1,785,905
Interest and dividends                                                       65
Other                                                                     2,109
                                                                    ------------
Total assets                                                         94,388,034

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   737,769
Shares of beneficial interest redeemed                                   17,527
Distribution and service plan fees                                       16,971
Shareholder communications                                               12,704
Transfer and shareholder servicing agent fees                            11,625
Trustees' compensation                                                       97
Other                                                                    28,305
                                                                    ------------
Total liabilities                                                       824,998

--------------------------------------------------------------------------------
NET ASSETS                                                          $93,563,036
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     8,084
--------------------------------------------------------------------------------
Additional paid-in capital                                           87,414,797
--------------------------------------------------------------------------------
Accumulated net investment loss                                             (41)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                            976,304
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            5,163,892
--------------------------------------------------------------------------------
NET ASSETS                                                          $93,563,036
                                                                    ============

                          21 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $48,132,412
and 4,150,893 shares of beneficial interest outstanding)                                             $11.60
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $12.31
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,077,611 and 1,651,928
shares of beneficial interest outstanding)                                                           $11.55
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $20,033,822 and 1,735,743
shares of beneficial interest outstanding)                                                           $11.54
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,608,345 and 483,918 shares
of beneficial interest outstanding)                                                                  $11.59
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $710,846 and 61,222 shares of beneficial interest outstanding)                                    $11.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          22 | AGGRESSIVE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $  851,332
--------------------------------------------------------------------------------
Interest                                                                 11,236
                                                                     -----------
Total investment income                                                 862,568

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  34,064
Class B                                                                  57,776
Class C                                                                  50,173
Class N                                                                   7,028
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  28,007
Class B                                                                  14,158
Class C                                                                  10,884
Class N                                                                   1,431
Class Y                                                                     320
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  13,623
Class B                                                                   7,721
Class C                                                                   5,373
Class N                                                                     481
Class Y                                                                      11
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,582
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,695
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 105
--------------------------------------------------------------------------------
Other                                                                    12,370
                                                                     -----------
Total expenses                                                          276,802
Less reduction to custodian expenses                                         (2)
Less waivers and reimbursements of expenses                              (5,919)
                                                                     -----------
Net expenses                                                            270,881

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   591,687

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Distributions received from affiliated companies                      1,146,959
Affiliated companies                                                    136,715
                                                                     -----------
Net realized gain                                                     1,283,674
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  5,163,892

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,039,253
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          23 | AGGRESSIVE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   PERIOD ENDED
                                                                               JANUARY 31, 2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                                               $   591,687
-------------------------------------------------------------------------------------------------
Net realized gain                                                                     1,283,674
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 5,163,892
                                                                                    -------------
Net increase in net assets resulting from operations                                  7,039,253

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (380,503)
Class B                                                                                (127,617)
Class C                                                                                (120,802)
Class N                                                                                 (41,332)
Class Y                                                                                  (6,678)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (67,178)
Class B                                                                                 (28,621)
Class C                                                                                 (25,903)
Class N                                                                                  (7,402)
Class Y                                                                                  (1,071)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              44,717,597
Class B                                                                              17,711,412
Class C                                                                              18,857,875
Class N                                                                               5,289,149
Class Y                                                                                 650,857

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                                       93,459,036
-------------------------------------------------------------------------------------------------
Beginning of period                                                                     104,000 2
                                                                                    -------------
End of period (including accumulated net investment loss
of $41 for the period ended January 31, 2006)                                       $93,563,036
                                                                                    =============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          24 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.00          $ 10.00          $ 10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .22              .16              .15
Net realized and unrealized gain                       1.52             1.50             1.51
                                                    --------------------------------------------
Total from investment operations                       1.74             1.66             1.66
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.12)            (.09)            (.10)
Distributions from net realized gain                   (.02)            (.02)            (.02)
                                                    --------------------------------------------
Total dividends and distributions
to shareholders                                        (.14)            (.11)            (.12)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.60          $ 11.55          $ 11.54
                                                    ============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    17.46%           16.70%           16.64%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $48,132          $19,078          $20,034
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $17,321          $ 7,050          $ 6,131
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.47%            1.83%            1.71%
Total expenses                                         0.70% 5          1.53% 6          1.48% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                    0.68%            1.50%            1.45%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%               7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.39% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.22% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.17% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          25 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     CLASS N          CLASS Y
PERIOD ENDED JANUARY 31,                              2006 1           2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.00           $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                  .24              .24
Net realized and unrealized gain                        1.49             1.52
                                                      --------------------------
Total from investment operations                        1.73             1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.12)            (.13)
Distributions from net realized gain                    (.02)            (.02)
                                                      --------------------------
Total dividends and distributions
to shareholders                                         (.14)            (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                        $11.59           $11.61
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     17.34%           17.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $5,608           $  711
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $1,717           $  331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.62%            2.67%
Total expenses                                          0.79% 5          0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                     0.78%            0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                    7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.48% for January 31,
2006.

6. Expenses including all underlying fund expenses were 0.99% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          26 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Aggressive Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer
Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global
Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street
Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R) and Oppenheimer
Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying
Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do

                          27 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                          28 | AGGRESSIVE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED        ACCUMULATED       OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM               LOSS      FOR FEDERAL INCOME
      INCOME                     GAIN     CARRYFORWARD 1            TAX PURPOSES
      --------------------------------------------------------------------------
      $--                    $977,747                $--              $5,162,449

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                         REDUCTION            TO ACCUMULATED NET
      INCREASE                      TO ACCUMULATED                 REALIZED GAIN
      TO PAID-IN CAPITAL           INVESTMENT LOSS              ON INVESTMENTS 2
      --------------------------------------------------------------------------
      $91,991                              $85,204                      $177,195

2. $95,557, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                                    PERIOD ENDED
                                                                JANUARY 31, 2006
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                                   $807,107

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                 $87,432,094
                                               ===========
Gross unrealized appreciation                  $ 5,162,449
Gross unrealized depreciation                           --
                                               -----------
Net unrealized appreciation                    $ 5,162,449
                                               ===========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded

                          29 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. At January 31, 2006, the Portfolio had $39 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          30 | AGGRESSIVE INVESTOR FUND

                               PERIOD ENDED JANUARY 31, 2006 1,2
                                         SHARES           AMOUNT
-----------------------------------------------------------------
CLASS A
Sold                                  4,307,796      $46,498,407
Dividends and/or
distributions reinvested                 38,611          427,037
Redeemed                               (205,514)      (2,207,847)
                                    -----------------------------
Net increase                          4,140,893      $44,717,597
                                    =============================

-----------------------------------------------------------------
CLASS B
Sold                                  1,712,718      $18,374,371
Dividends and/or
distributions reinvested                 13,238          145,879
Redeemed                                (74,128)        (808,838)
                                    -----------------------------
Net increase                          1,651,828      $17,711,412
                                    =============================

-----------------------------------------------------------------
CLASS C
Sold                                  1,784,313      $19,370,332
Dividends and/or
distributions reinvested                 12,844          141,411
Redeemed                                (61,514)        (653,868)
                                    -----------------------------
Net increase                          1,735,643      $18,857,875
                                    =============================

-----------------------------------------------------------------
CLASS N
Sold                                    536,355      $ 5,884,519
Dividends and/or
distributions reinvested                  3,629           40,096
Redeemed                                (56,166)        (635,466)
                                    -----------------------------
Net increase                            483,818      $ 5,289,149
                                    =============================

-----------------------------------------------------------------
CLASS Y
Sold                                     69,936      $   744,994
Dividends and/or
distributions reinvested                    699            7,734
Redeemed                                 (9,513)        (101,871)
                                    -----------------------------
Net increase                             61,122      $   650,857
                                    =============================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                    PURCHASES              SALES
      --------------------------------------------------------------------------
      Investment Securities                       $89,015,063         $2,256,128

                          31 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $43,055 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent

                          32 | AGGRESSIVE INVESTOR FUND

trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $262,957,
$142,362 and $36,299, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A            CLASS B            CLASS C           CLASS N
                                               CONTINGENT         CONTINGENT         CONTINGENT        CONTINGENT
                                CLASS A    DEFERRED SALES     DEFERRED SALES     DEFERRED SALES    DEFERRED SALES
                        FRONT-END SALES           CHARGES            CHARGES            CHARGES           CHARGES
                       CHARGES RETAINED       RETAINED BY        RETAINED BY        RETAINED BY       RETAINED BY
PERIOD ENDED             BY DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
January 31, 2006               $265,087               $--             $5,572             $2,126            $5,679
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $113, $3 and $4 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $2,512, $1,811, $1,334, $99 and $43, for the
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

                          33 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the
Fund's auditors was approved by the Fund's audit committee and ratified by the
Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                          34 | AGGRESSIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:
We have audited the accompanying statement of assets and liabilities of Active
Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio
Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Active Allocation Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April
5, 2005 (commencement of operations) to January 31, 2006, in conformity with
U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006

                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2006
--------------------------------------------------------------------------------

                                                                                              VALUE
                                                                            SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.5% 1
----------------------------------------------------------------------------------------------------
GLOBAL EQUITY--26.2%
Oppenheimer Developing Markets Fund, Cl. Y                                 735,369    $  29,120,616
----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                             817,108       57,777,755
----------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                               771,757       31,233,008
----------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                      1,296,021       29,432,632
                                                                                      --------------
                                                                                        147,564,011

----------------------------------------------------------------------------------------------------
U.S. EQUITY--39.1%
Oppenheimer Capital Appreciation Fund, Cl. Y                             1,206,388       55,059,534
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                      1,422,021       54,619,844
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                          1,943,920       27,564,794
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                            1,258,510       29,084,171
----------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                            2,210,413       54,133,002
                                                                                      --------------
                                                                                        220,461,345

----------------------------------------------------------------------------------------------------
FIXED INCOME--23.3%
Oppenheimer Core Bond Fund, Cl. Y                                        5,106,446       52,085,753
----------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                12,557,766       52,993,772
----------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                                 2,764,889       26,238,793
                                                                                      --------------
                                                                                        131,318,318

----------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.9%
Oppenheimer Real Asset Fund, Cl. Y                                       3,273,185       26,872,855
----------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                      1,403,079       28,777,166
                                                                                      --------------
                                                                                         55,650,021
                                                                                      --------------
Total Investments in Affiliated Companies (Cost $531,891,076)                           554,993,695

                                                                         PRINCIPAL
                                                                            AMOUNT
----------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
----------------------------------------------------------------------------------------------------
Undivided interest of 0.36% in joint repurchase agreement
(Principal Amount/ Value $781,426,000, with a maturity value of
$781,521,291) with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $2,826,345 on 2/1/06, collateralized by Federal
Home Loan Mortgage Corp., 5%, 12/1/35, with a value of
$799,056,396 (Cost $2,826,000)                                          $2,826,000        2,826,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $534,717,076)                               99.0%     557,819,695
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                1.0        5,836,209
                                                                        ----------------------------
NET ASSETS                                                                   100.0%   $ 563,655,904
                                                                        ============================

                           22 | ACTIVE ALLOCATION FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES                                          SHARES
                                                            APRIL 5,           GROSS           GROSS     JANUARY 31,
                                                                2005       ADDITIONS      REDUCTIONS            2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      --       1,206,388              --       1,206,388
Oppenheimer Core Bond Fund, Cl. Y*                                --       5,106,446              --       5,106,446
Oppenheimer Developing Markets Fund, Cl. A                        --         749,173         749,173              --
Oppenheimer Developing Markets Fund, Cl. Y                        --       1,158,340         422,971         735,369
Oppenheimer Global Fund, Cl. Y                                    --         817,108              --         817,108
Oppenheimer Global Opportunities Fund, Cl. Y                      --         771,757              --         771,757
Oppenheimer International Small Company Fund, Cl. A               --         949,884         949,884              --
Oppenheimer International Small Company Fund, Cl. Y               --       1,986,571         690,550       1,296,021
Oppenheimer Main Street Fund, Cl. Y                               --       1,422,021              --       1,422,021
Oppenheimer Main Street Opportunity Fund, Cl. Y                   --       1,943,920              --       1,943,920
Oppenheimer Main Street Small Cap Fund, Cl. Y                     --       1,258,510              --       1,258,510
Oppenheimer Money Market Fund, Inc., Cl. Y                        --      27,144,844      27,144,844              --
Oppenheimer Real Asset Fund, Cl. Y                                --       5,641,708       2,368,523       3,273,185
Oppenheimer Real Estate Fund, Cl. Y*                              --       1,403,079              --       1,403,079
Oppenheimer Strategic Income Fund, Cl. Y                          --      12,557,766              --      12,557,766
Oppenheimer U.S. Government Trust, Cl. Y                          --       6,692,138       3,927,249       2,764,889
Oppenheimer Value Fund, Cl. Y                                     --       3,670,221       1,459,808       2,210,413

                                                                               VALUE        DIVIDEND        REALIZED
                                                                          SEE NOTE 1          INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                            $ 55,059,534    $    363,057    $         --
Oppenheimer Core Bond Fund, Cl. Y*                                        52,085,753         826,934              --
Oppenheimer Developing Markets Fund, Cl. A                                        --              --        (142,284)
Oppenheimer Developing Markets Fund, Cl. Y                                29,120,616         489,530         338,377
Oppenheimer Global Fund, Cl. Y                                            57,777,755         393,261              --
Oppenheimer Global Opportunities Fund, Cl. Y                              31,233,008         453,977              --
Oppenheimer International Small Company Fund, Cl. A                               --              --        (121,768)
Oppenheimer International Small Company Fund, Cl. Y                       29,432,632         921,459          48,338
Oppenheimer Main Street Fund, Cl. Y                                       54,619,844         543,445              --
Oppenheimer Main Street Opportunity Fund, Cl. Y                           27,564,794         422,027              --
Oppenheimer Main Street Small Cap Fund, Cl. Y                             29,084,171         235,180              --
Oppenheimer Money Market Fund, Inc., Cl. Y                                        --          63,814              --
Oppenheimer Real Asset Fund, Cl. Y                                        26,872,855         811,115      (1,263,564)
Oppenheimer Real Estate Fund, Cl. Y*                                      28,777,166         681,898              --
Oppenheimer Strategic Income Fund, Cl. Y                                  52,993,772       1,859,978              --
Oppenheimer U.S. Government Trust, Cl. Y                                  26,238,793         208,978         (38,191)
Oppenheimer Value Fund, Cl. Y                                             54,133,002       1,357,676        (931,242)
                                                                        ---------------------------------------------
                                                                        $554,993,695    $  9,632,329    $ (2,110,334)
                                                                        =============================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

January 31, 2006
-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,826,000)                              $  2,826,000
Affiliated companies (cost $531,891,076)                               554,993,695
                                                                      -------------
                                                                       557,819,695
-----------------------------------------------------------------------------------
Cash                                                                         3,106
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      10,543,096
Interest and dividends                                                     318,146
Other                                                                        3,028
                                                                      -------------
Total assets                                                           568,687,071

-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    4,352,220
Shares of beneficial interest redeemed                                     406,224
Distribution and service plan fees                                         106,439
Transfer and shareholder servicing agent fees                               50,046
Shareholder communications                                                  29,205
Trustees' compensation                                                         654
Other                                                                       86,379
                                                                      -------------
Total liabilities                                                        5,031,167

-----------------------------------------------------------------------------------
NET ASSETS                                                            $563,655,904
                                                                      =============

-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $     50,847
-----------------------------------------------------------------------------------
Additional paid-in capital                                             536,276,269
-----------------------------------------------------------------------------------
Accumulated net investment income                                           53,764
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments                             4,172,405
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              23,102,619
                                                                      -------------

NET ASSETS                                                            $563,655,904
                                                                      =============

                           24 | ACTIVE ALLOCATION FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $293,577,731 and
26,438,593 shares of beneficial interest outstanding)                                              $11.10
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $11.78
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $115,629,346 and 10,448,483 shares
of beneficial interest outstanding)                                                                $11.07
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $125,622,130 and 11,360,595 shares
of beneficial interest outstanding)                                                                $11.06
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $28,345,099 and 2,556,373 shares of
beneficial interest outstanding)                                                                   $11.09
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $481,598 and 43,265 shares of beneficial interest outstanding)                                  $11.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           25 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Period Ended January 31, 2006 1
-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Dividends from affiliated companies                                   $  9,632,329
-----------------------------------------------------------------------------------
Interest                                                                    66,500
                                                                      -------------
Total investment income                                                  9,698,829

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    228,321
Class B                                                                    379,747
Class C                                                                    374,213
Class N                                                                     37,490
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    116,305
Class B                                                                     64,011
Class C                                                                     52,664
Class N                                                                      5,016
Class Y                                                                        183
-----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     33,310
Class B                                                                     20,373
Class C                                                                     14,559
Class N                                                                      1,045
Class Y                                                                        100
-----------------------------------------------------------------------------------
Asset allocation fees                                                      175,127
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 31,413
-----------------------------------------------------------------------------------
Trustees' compensation                                                       9,002
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  2,218
-----------------------------------------------------------------------------------
Other                                                                       65,678
                                                                      -------------
Total expenses                                                           1,610,775

Less reduction to custodian expenses                                          (161)
Less waivers and reimbursements of expenses                                (38,809)
                                                                      -------------
Net expenses                                                             1,571,805

-----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    8,127,024

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                         7,504,012
Affiliated companies                                                    (2,110,334)
                                                                      -------------
Net realized gain                                                        5,393,678
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    23,102,619

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 36,623,321
                                                                      =============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           26 | ACTIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                                 2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                                             $   8,127,024
-------------------------------------------------------------------------------------------------
Net realized gain                                                                     5,393,678
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                23,102,619
                                                                                  ---------------
Net increase in net assets resulting from operations                                 36,623,321

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (4,500,051)
Class B                                                                              (1,549,890)
Class C                                                                              (1,619,117)
Class N                                                                                (414,437)
Class Y                                                                                  (6,386)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (376,546)
Class B                                                                                (149,661)
Class C                                                                                (153,460)
Class N                                                                                 (35,176)
Class Y                                                                                    (507)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             278,869,967
Class B                                                                             109,728,240
Class C                                                                             119,590,827
Class N                                                                              27,088,823
Class Y                                                                                 455,957

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                                      563,551,904
-------------------------------------------------------------------------------------------------
Beginning of period                                                                     104,000 2
                                                                                  ---------------
End of period (including accumulated net investment income of $53,764
for the period ended January 31, 2006)                                            $ 563,655,904
                                                                                  ===============

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Reflects the value of the Manager's initial seed money investment on March
15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       CLASS A       CLASS B       CLASS C
PERIOD ENDED JANUARY 31,                                2006 1        2006 1        2006 1
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  10.00      $  10.00      $  10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .43           .36           .37
Net realized and unrealized gain                           .89           .91           .89
                                                      ---------------------------------------
Total from investment operations                          1.32          1.27          1.26
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)         (.18)         (.18)
Distributions from net realized gain                      (.02)         (.02)         (.02)
                                                      ---------------------------------------
Total dividends and/or distributions
to shareholders                                           (.22)         (.20)         (.20)
---------------------------------------------------------------------------------------------

Net asset value, end of period                        $  11.10      $  11.07      $  11.06
                                                      =======================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.31%        12.72%        12.66%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $293,578      $115,629      $125,622
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $112,224      $ 46,284      $ 45,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.94%         4.06%         4.18%
Total expenses                                            0.56% 5       1.37% 6       1.33% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.55%         1.34%         1.31%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                     90%           90%           90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.28% for January 31,
2006.

6. Expenses including all underlying fund expenses were 2.09% for January 31,
2006.

7. Expenses including all underlying fund expenses were 2.05% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           28 | ACTIVE ALLOCATION FUND

                                                       CLASS N        CLASS Y
PERIOD ENDED JANUARY 31,                                2006 1         2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.00      $   10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .46            .39
Net realized and unrealized gain                           .85            .97
                                                     ---------------------------
Total from investment operations                          1.31           1.36
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)          (.21)
Distributions from net realized gain                      (.02)          (.02)
                                                     ---------------------------
Total dividends and/or distributions
to shareholders                                           (.22)          (.23)
--------------------------------------------------------------------------------
Net asset value, end of period                       $   11.09      $   11.13
                                                     ===========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.18%         13.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  28,345      $     482
--------------------------------------------------------------------------------
Average net assets (in thousands)                    $   9,156      $     196
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     5.28%          4.44%
Total expenses                                            0.73% 5        0.33% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.72%          0.21%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     90%            90%

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.45% for January 31,
2006.

6. Expenses including all underlying fund expenses were 1.05% for January 31,
2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The
Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation
Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund,
Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R),
Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund,
Oppenheimer Strategic Income Fund and Oppenheimer Value Fund (individually, an
"Underlying Fund" and collectively, the "Underlying Funds").

Oppenheimer Funds:
Oppenheimer Core Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund

                           30 | ACTIVE ALLOCATION FUND

Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds or money market securities based on recommendations made by the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying
Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the
Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of
Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying
Fund shares. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the
Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
  UNDISTRIBUTED      UNDISTRIBUTED         ACCUMULATED       OTHER INVESTMENTS
  NET INVESTMENT         LONG-TERM                LOSS      FOR FEDERAL INCOME
  INCOME                      GAIN      CARRYFORWARD 1            TAX PURPOSES
  ----------------------------------------------------------------------------
  $54,033               $5,975,584                 $--             $21,299,440

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
Accordingly, the following amounts have been reclassified for January 31, 2006.
Net assets of the Portfolio were unaffected by the reclassifications.

                           32 | ACTIVE ALLOCATION FUND

                                                                   REDUCTION
                                     INCREASE             TO ACCUMULATED NET
  INCREASE                 TO ACCUMULATED NET                  REALIZED GAIN
  TO PAID-IN CAPITAL        INVESTMENT INCOME               ON INVESTMENTS 2
  --------------------------------------------------------------------------
  $489,302                            $16,621                       $505,923

2. $506,265, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                                PERIOD ENDED
                                                            JANUARY 31, 2006
  --------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                 $8,805,231

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities    $ 536,520,255
                                                  ==============
                Gross unrealized appreciation     $  22,353,457
                Gross unrealized depreciation        (1,054,017)
                                                  --------------
                Net unrealized appreciation       $  21,299,440
                                                  ==============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The
Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. At January 31, 2006, the
Portfolio had $39 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     PERIOD ENDED JANUARY 31, 2006 1,2
                                            SHARES              AMOUNT
-----------------------------------------------------------------------
CLASS A
Sold                                    27,068,123      $  285,660,045
Dividends and/or
distributions reinvested                   438,928           4,665,805
Redeemed                                (1,078,458)        (11,455,883)
                                      ---------------------------------
Net increase                            26,428,593      $  278,869,967
                                      =================================

-----------------------------------------------------------------------
CLASS B
Sold                                    10,764,936      $  113,091,487
Dividends and/or
distributions reinvested                   154,655           1,639,339
Redeemed                                  (471,208)         (5,002,586)
                                      ---------------------------------
Net increase                            10,448,383      $  109,728,240
                                      =================================

-----------------------------------------------------------------------
CLASS C
Sold                                    11,696,791      $  123,196,995
Dividends and/or
distributions reinvested                   155,748           1,649,374
Redeemed                                  (492,044)         (5,255,542)
                                      ---------------------------------
Net increase                            11,360,495      $  119,590,827
                                      =================================

                           34 | ACTIVE ALLOCATION FUND

                                     PERIOD ENDED JANUARY 31, 2006 1,2
                                            SHARES              AMOUNT
-----------------------------------------------------------------------
CLASS N
Sold                                     2,664,849      $   28,261,231
Dividends and/or
distributions reinvested                    42,051             446,165
Redeemed                                  (150,627)         (1,618,573)
                                      ---------------------------------
Net increase                             2,556,273      $   27,088,823
                                      =================================

-----------------------------------------------------------------------
CLASS Y
Sold                                        54,640      $      577,537
Dividends and/or
distributions reinvested                       645               6,870
Redeemed                                   (12,120)           (128,450)
                                      ---------------------------------
Net increase                                43,165      $      455,957
                                      =================================

1. For the period from April 5, 2005 (commencement of operations) to January 31,
2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                     PURCHASES                   SALES
        --------------------------------------------------------------
        Investment securities     $725,196,533            $191,277,223

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.60%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The
Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the
Portfolio paid $187,555 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for
Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Portfolio has adopted Distribution and Service Plans for Class B, Class C and
Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $1,607,656,
$932,769 and $317,511, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A          CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT       CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED         DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED         DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
January 31, 2006      $1,474,177             $--          $44,078         $16,412          $4,555

                           36 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to
0.35% of average annual net assets for each class. During the period ended
January 31, 2006, OFS waived $365, $186, $15 and $12 for Class B, Class C,
Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a
percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the
Manager reimbursed the Portfolio $18,930, $10,748, $7,600, $763 and $190, for
the Class A, Class B, Class C, Class N and Class Y shares, respectively. The
Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS
(and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the
Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser
Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the
Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public

                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Continued

accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from
March 15, 2005 through December 14, 2005, there were no disagreements with Ernst
& Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.

                           38 | ACTIVE ALLOCATION FUND

                                            A-7

                                         Appendix A

                                    RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from
"Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations.
Earnings trends and coverage ratios, while sound, may be more subject to variation.
Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations.
The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill
Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An  obligation  rated "AA"  differ  from the  highest  rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in  higher-rated  categories.
However,  the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation  rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions  or  changing  circumstances  are  more  likely  to lead to a  weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated "BB" are less  vulnerable  to  nonpayment  than other  speculative issues.  However,  they face major ongoing  uncertainties  or exposure to adverse  business, financial,  or economic conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than  obligations  rated "BB", but the  obligor  currently  has  the  capacity  to meet  its  financial  commitment  on the obligation.  Adverse  business,  financial,  or economic  conditions  will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon  favorable  business,  financial,  and economic  conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse  business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its  financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt  or  preferred  stock  obligations  rated  "C" are  currently  highly vulnerable  to  nonpayment.  The  "C"  rating  may be  used to  cover  a  situation  where a bankruptcy  petition has been filed or similar action taken, but payments on this obligation are being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An  obligation  rated "D" are in payment  default.  The "D" rating  category is used when payments on an obligation are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such  grace  period.  The "D"  rating  also  will be used upon the  filing  of a  bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-)
sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard &
Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options;
and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.
They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.
They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.
Entities rated "DDD" have the highest prospect for resumption of performance or continued
operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA"
category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.
However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                            B-1
                                         Appendix B

                                  Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                            C-11

                                            C-1
                                         Appendix C

               OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(7)
of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A,
Class B or Class C shares may be waived.(8)  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal
             Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(9)
         4) Group Retirement Plans(10)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
--------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the
Oppenheimer funds in the cases listed below. However, these purchases may be subject to the
Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the
beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(11) This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
            ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more of its assets invested in (a)
            mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in
            (a) and (b) are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the
            Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

Waivers of Class A Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|X|   The Manager or its affiliates.
|X|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|X|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|X|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|X|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
            Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|X|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients.
            Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|X|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|X|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|X|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements .
            Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|X|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|X|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor
            (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|X|   A unit investment trust that has entered into an appropriate agreement with the
            Distributor.
|X|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|X|   Retirement Plans and deferred compensation plans and trusts used to fund those plans
            (including, for example, plans qualified or created under sections 401(a),
            401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|X|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose
            Class B or Class C shares of a Former Quest for Value Fund were exchanged for
            Class A shares of that Fund due to the termination of the Class B and Class C
            TRAC-2000 program on November 24, 1995.
|X|   A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
|X|   Effective October 1, 2005, taxable accounts established with the proceeds of Required
            Minimum Distributions from Retirement Plans.
B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain
Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
      Shares purchased by the reinvestment of loan repayments by a participant in a
         Retirement Plan for which the Manager or an affiliate acts as sponsor.
      Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the
   Distributor on purchases made within the first 6 months of plan establishment):
      Retirement Plans that have $5 million or more in plan assets.
      Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than
         12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(12)
         5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue
            Code, or, in the case of an IRA, a divorce or separation agreement described in
            Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic payments" as described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(13)
         10)      Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
         13)      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
         14)      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
-----------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
o     Shares redeemed involuntarily, as described in "Shareholder Account Rules and
            Policies," in the applicable Prospectus.
o     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
o     The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
o     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
o     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
o     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
            Oppenheimer funds.
o     Distributions(14) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(15)
         5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section
            71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic payments" as described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(16)
         9) On account of the participant's separation from service.(17)
         10)      Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager)
            offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or "in-service"
            distributions, if the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         15)      Redemptions of Class B shares or Class C shares under an Automatic
            Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|X|   Shares sold to the Manager or its affiliates.
|X|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|X|   Shares issued in plans of reorganization to which the Fund is a party.
|X|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were
   Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and
Class C shares described in the Prospectus or Statement of Additional Information of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest International Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged
(were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|X|   acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|X|   purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.
A.    Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's
Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The
Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value
Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and
regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A,
Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to
November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were
      Shareholders of Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital Appreciation
   Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996
(the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior
Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former
            Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former
            Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior
Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
            Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial Services,
            L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
            Former Connecticut Mutual Funds, provided the institution had an agreement with
            CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the
Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life
Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class
B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal
      Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from
      IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of
      Directors of the Fund.

Special Reduced Sales Charge for Former Shareholders of Advance     America Funds, Inc.
--------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust,
Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities
      Fund
--------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|X|   the Manager and its affiliates,
|X|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the
            Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|X|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|X|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|X|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|X|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

                                            D-2
                                         Appendix D

                               QUALIFYING HYBRID INSTRUMENTS

Section 2(f) of the Commodities Exchange Act (the "Act") ("Exclusion for qualifying hybrid instruments")

   (1)   In general

      Nothing in this chapter (other than section 16(e)(2)(B) of this title) governs or is applicable to a hybrid instrument that is predominantly a security.

   (2)      Predominance.

      A hybrid instrument shall be considered to be predominantly a security if -

         (A)
               the issuer of the hybrid instrument receives payment in full of the purchase price of the hybrid instrument, substantially contemporaneously with delivery of the hybrid instrument;

         (B)
               the purchaser or holder of the hybrid instrument is not required to make any payment to the issuer in addition to the purchase price paid under subparagraph
         (A), whether as margin, settlement payment, or otherwise, during the life of the hybrid instrument or at maturity;

         (C)
               the issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

         (D)
               the hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to this chapter.

   (3)      Mark-to-market margining requirements.

         For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include the obligation of an issuer of a secured debt instrument to increase the amount of collateral held in pledge for the benefit of the purchaser of the secured debt instrument to secure the repayment obligations of the issuer under the secured debt instrument.

Section 34.3 Hybrid Instrument Exemption

(a) A hybrid instrument is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice or rendering other services with respect to such exempt hybrid instrument is exempt for such activity from all provisions of the Act
(except in each case Section 2(a)(1)(B)), provided the following terms and conditions are met:

   (1)  The instrument is:

        (i)  An equity or debt security within the meaning of Section 2(l) of the
        Securities Act of 1933; or

        (ii)  A demand deposit, time deposit or transaction account within the meaning of
        12 CFR 204.2(b)(1), (c)(1) and (e), respectively, offered by an insured depository institution as defined in Section 3 of the Federal Deposit Insurance Act; an
        insured credit union as defined in Section 101 of the Federal Credit Union Act; or
        a Federal or State branch or agency of a foreign bank as defined in Section 1 of the International Banking Act;

   (2)  The sum of the commodity-dependent values of the commodity-dependent components is less than the commodity-independent value of the commodity-independent component;

   (3)  Provided that:

        (i)  An issuer must receive full payment of the hybrid instrument's purchase price, and a purchaser or holder of a hybrid instrument may not be required to make additional out-of-pocket payments to the issuer during the life of the instrument or at maturity; and

        (ii)  The instrument is not marketed as a futures contract or a commodity option, or, except to the extent necessary to describe the functioning of the instrument or to comply with applicable disclosure requirements, as having the characteristics of a futures contract or a commodity option; and

        (iii)  The instrument does not provide for settlement in the form of a delivery instrument that is specified as such in the rules of a designated contract market;

   (4)  The instrument is initially issued or sold subject to applicable federal or state securities or banking laws to persons permitted thereunder to purchase or enter into the hybrid instrument.

                                            E-1
                                         Appendix E

                                QUALIFYING SWAP TRANSACTIONS

Section 2(g) of the Act ("Excluded swap transactions")

      No provision of this chapter (other than section 7a (to the extent provided in section 7a(g) of this title), 7a-1, 7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement, contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

      (1)
         entered into only between persons that are eligible contract participants at the time they enter into the agreement, contract, or transaction;

      (2)
         subject to individual negotiation by the parties; and

      (3)
         not executed or traded on a trading facility.

Section 35.2 Exemption

      A swap agreement is exempt from all provisions of the Act and any person or class of persons offering, entering into, rendering advice, or rendering other services with respect to such agreement, is exempt for such activity from all provisions of the Act (except in each case the provisions of Sections 2(a)(1)(B), 4b, and 4o of the Act and Section 32.9 of
this chapter as adopted under Section 4c(b) of the Act, and the provisions of Sections 6(c)
and 9(a)(2) of the Act to the extent these provisions prohibit manipulation of the market price of any commodity in interstate commerce or for future delivery on or subject to the rules of any contract market), provided the following terms and conditions are met:

      (a)   the swap agreement is entered into solely between eligible swap participants at the time such persons enter into the swap agreement;

      (b)   the swap agreement is not part of a fungible class of agreements that are standardized as to their material economic terms;

      (c)   the creditworthiness of any party having an actual or potential obligation under the swap agreement would be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

      (d)   the swap agreement is not entered into and traded on or through a multilateral transaction execution facility;

Provided, however, That paragraphs (b) and (d) of Rule 35.2 shall not be deemed to preclude arrangements or facilities between parties to swap agreements, that provide for netting of payment obligations resulting from such swap agreements nor shall these subsections be deemed to preclude arrangements or facilities among parties to swap agreements, that provide for netting of payments resulting from such swap agreements; Provided further, That any person may apply to the Commission for exemption from any of the provisions of the Act
(except 2(a)(1)(B)) for other arrangements or facilities, on such terms and conditions as the Commission deems appropriate, including but not limited thereto, the applicability of other regulatory regimes.

Oppenheimer Portfolio Series

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

[GRAPHIC OMITTED][GRAPHIC OMITTED]

PX540.001.0506

(1) Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d)
interfund lending consistent with Real Asset Fund's exemptive order.
(2) Currently, the Investment Company Act permits a mutual fund to borrow from banks and/
or affiliated investment companies up to one-third of its total assets (including the amount borrowed).  A fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with Real Asset Fund's exemptive order.
(3) Currently, the Investment Company Act permits (a) lending of securities, (b) purchasing debt securities or similar evidences of indebtedness, (c) repurchase agreements and (d)
interfund lending consistent with U.S. Government Trust's exemptive order.
(4) Currently, the Investment Company Act permits a mutual fund to borrow from banks and/or affiliated investment companies up to one-third of its total assets (including the amount borrowed).  A fund may borrow up to 5% of its total assets for temporary purposes from any person.  Interfund borrowing must be consistent with U.S. Government Trust's exemptive order.
(5) Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed). In addition, the Fund may borrow from affiliated funds as described above. A fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
(6) In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(7) Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
(8) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal
Charges and references to "redemptions" mean "repurchases" of shares.
(9) An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans.
The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(10) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(11) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(12) This provision does not apply to IRAs.
(13) This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
(14) The distribution must be requested prior to Plan termination or the elimination of the
Oppenheimer funds as an investment option under the Plan.
(15) This provision does not apply to IRAs.
(16) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(17) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.